UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04474

Name of Registrant:	Vanguard California Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2023—May 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

California Municipal Money Market Fund Investor Shares - VCTXX

California Long-Term Tax-Exempt Fund Admiral™ Shares - VCLAX

California Long-Term Tax-Exempt Fund Investor Shares - VCITX

California Intermediate-Term Tax-Exempt Fund Admiral™ Shares - VCADX

California Intermediate-Term Tax-Exempt Fund Investor Shares - VCAIX

California Tax-Exempt Bond ETF ETF Shares - VTEC

Vanguard California Municipal Money Market Fund

Investor Shares (VCTXX)

Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Vanguard California Municipal Money Market Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of May 31, 2024)

1 to 7 Days	85.6%
8 to 30 Days	1.2%
31 to 60 Days	4.2%
61 to 90 Days	3.4%
91 to 180 Days	3.1%
Over 180 Days	1.6%
Other Assets and Liabilities — Net	0.9%

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$3,734
Number of Portfolio Holdings	221

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR62

Vanguard California Long-Term Tax-Exempt Fund

Admiral™ Shares (VCLAX)

Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Vanguard California Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	8.2%
1 to 3 Years	2.0%
3 to 5 Years	3.8%
5 to 10 Years	14.6%
10 to 20 Years	36.0%
20 to 30 Years	31.7%
Greater than 30 Years	4.8%
Other Assets and Liabilities — Net	(1.1%)

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$5,291
Number of Portfolio Holdings	1,392
Portfolio Turnover Rate	36%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR575

Vanguard California Long-Term Tax-Exempt Fund

Investor Shares (VCITX)

Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Vanguard California Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	8.2%
1 to 3 Years	2.0%
3 to 5 Years	3.8%
5 to 10 Years	14.6%
10 to 20 Years	36.0%
20 to 30 Years	31.7%
Greater than 30 Years	4.8%
Other Assets and Liabilities — Net	(1.1%)

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$5,291
Number of Portfolio Holdings	1,392
Portfolio Turnover Rate	36%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR75

Vanguard California Intermediate-Term Tax-Exempt Fund

Admiral™ Shares (VCADX)

Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Vanguard California Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	6.4%
1 to 3 Years	7.8%
3 to 5 Years	12.9%
5 to 10 Years	27.6%
10 to 20 Years	43.7%
20 to 30 Years	1.7%
Greater than 30 Years	0.2%
Other Assets and Liabilities — Net	(0.3%)

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$15,254
Number of Portfolio Holdings	4,853
Portfolio Turnover Rate	18%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5100

Vanguard California Intermediate-Term Tax-Exempt Fund

Investor Shares (VCAIX)

Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Vanguard California Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2023, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	6.4%
1 to 3 Years	7.8%
3 to 5 Years	12.9%
5 to 10 Years	27.6%
10 to 20 Years	43.7%
20 to 30 Years	1.7%
Greater than 30 Years	0.2%
Other Assets and Liabilities — Net	(0.3%)

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$15,254
Number of Portfolio Holdings	4,853
Portfolio Turnover Rate	18%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR100

Vanguard California Tax-Exempt Bond ETF

ETF Shares (VTEC) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | May 31, 2024

This semi-annual shareholder report contains important information about Vanguard California Tax-Exempt Bond ETF (the "Fund") for the period of January 26, 2024, to May 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 1-800-662-2739.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of May 31, 2024)

Less than 1 Year	8.4%
1 to 3 Years	10.0%
3 to 5 Years	9.3%
5 to 10 Years	19.3%
10 to 20 Years	28.2%
20 to 30 Years	24.3%
Greater than 30 Years	0.8%
Other Assets and Liabilities — Net	(0.3%)

Fund Statistics

(as of May 31, 2024)

Fund Net Assets (in millions)	$86
Number of Portfolio Holdings	1,090
Portfolio Turnover Rate	56%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV038

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2024
Vanguard California Tax-Exempt Funds
Vanguard California Municipal Money Market Fund
Vanguard California Intermediate-Term Tax-Exempt Fund
Vanguard California Long-Term Tax-Exempt Fund

Contents
California Municipal Money Market Fund	1
California Intermediate-Term Tax-Exempt Fund	11
California Long-Term Tax-Exempt Fund	92

California Municipal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2024
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio & Management” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tender Option Bond (20.6%)
[1]	Bay Area Toll Authority Health, Hospital, Nursing Home Revenue TOB	3.390%	6/7/24	3,000	3,000
[1]	California Educational Facilities Authority College & University Revenue TOB	3.370%	6/6/24	4,000	4,000
[1]	California Educational Facilities Authority College & University Revenue TOB	3.370%	6/6/24	8,990	8,990
[1]	California General Fund Revenue TOB	3.390%	6/6/24	1,705	1,705
[1]	California GO TOB	3.370%	6/6/24	6,260	6,260
[1]	California GO TOB	3.390%	6/6/24	2,170	2,170
[1]	California GO TOB	3.390%	6/6/24	2,375	2,375
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	3.360%	6/6/24	43,000	43,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	3.390%	6/6/24	1,000	1,000
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	3.420%	6/7/24	1,615	1,615
[1,2,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB, SIFMA Municipal Swap Index Yield + 0.150%	3.510%	6/6/24	2,500	2,500
[1,2]	California Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.490%	6/7/24	40,970	40,970
[1,2]	California Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.490%	6/7/24	19,300	19,300
[1,2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue TOB	3.490%	6/7/24	33,000	33,000
[1,2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB	3.490%	6/7/24	7,565	7,565
[1]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB	4.150%	6/3/24	50,170	50,170
[1,2]	California Statewide Communities Development Authority Tobacco & Liquor Taxes Revenue TOB	4.230%	6/1/24	56,050	56,050
[1]	Chaffey Joint Union High School District GO TOB	3.390%	6/7/24	4,760	4,760
[1]	Culver City CA Unified School District GO TOB	3.950%	6/3/24	17,515	17,515
[1]	Dublin CA Unified School District GO TOB	3.800%	6/3/24	1,000	1,000
[1,4]	FHLMC Multifamily Certificates Revenue TOB VRDO	4.150%	6/3/24	89,340	89,340
[1,4]	FHLMC Multifamily Certificates Revenue TOB VRDO	4.150%	7/6/49	24,255	24,255
[1,2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue TOB	3.410%	6/7/24	2,845	2,845
[1,5]	Irvine Facilities Financing Authority Special Tax Revenue TOB	3.420%	6/6/24	5,000	5,000
[1,5]	Long Beach Community College District GO TOB	3.420%	6/6/24	6,470	6,470
[1]	Long Beach Unified School District GO TOB	3.390%	6/6/24	1,360	1,360
[1]	Los Angeles CA Unified School District GO TOB	3.370%	6/6/24	9,625	9,625
[1]	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue TOB, SIFMA Municipal Swap Index Yield + 0.030%	3.370%	6/6/24	1,400	1,400
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	3.390%	6/6/24	4,800	4,800
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	3.410%	6/6/24	15,405	15,405
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	3.410%	6/6/24	2,250	2,250
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	3.410%	6/6/24	1,665	1,665
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	3.420%	6/6/24	4,000	4,000
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	3.420%	6/6/24	1,500	1,500
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	3.410%	6/7/24	5,515	5,515
[1]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB	3.380%	6/6/24	4,665	4,665
[1]	Los Angeles Department of Water & Power Water Revenue TOB	3.380%	6/6/24	6,250	6,250
[1]	Los Angeles Unified School District GO TOB	3.370%	6/6/24	4,200	4,200
[1,2]	Nuveen California Quality Municipal Income Fund TOB VRDP	4.400%	6/3/24	150,800	150,808
[1,2]	PIMCO California Flexible Municipal Income Fund TOB VRDP	3.660%	6/6/24	8,000	8,000
[1]	Port of Los Angeles Port, Airport & Marina Revenue TOB	3.370%	6/6/24	1,500	1,500
[1]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB	3.390%	6/6/24	8,765	8,765
[1]	Sacramento CA Water Revenue TOB	3.390%	6/6/24	3,800	3,800
[1]	Sacramento Municipal Utility District Electric Power & Light Revenue TOB	3.390%	6/6/24	2,650	2,650
[1]	Sacramento Municipal Utility District Electric Power & Light Revenue TOB	3.390%	6/7/24	2,670	2,670
[1,2]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue TOB	3.420%	6/6/24	7,235	7,235
[1]	San Diego Unified School District GO TOB	3.370%	6/6/24	2,000	2,000
[1]	San Diego Unified School District GO TOB	3.370%	6/6/24	2,675	2,675
[1]	San Diego Unified School District GO TOB	3.390%	6/7/24	5,830	5,830
[1]	San Francisco Bay Area Rapid Transit District GO TOB	3.370%	6/6/24	3,660	3,660
[1]	San Francisco Bay Area Rapid Transit District GO TOB	3.390%	6/6/24	1,875	1,875
[1,2]	San Francisco City & County Airport Commission-San Francisco International Airport GO TOB	3.440%	6/7/24	4,165	4,165
[1,2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	3.410%	6/6/24	4,215	4,215
[1]	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue TOB	3.370%	6/6/24	2,135	2,135
[1]	San Jose CA GO TOB	3.390%	6/6/24	4,000	4,000
[1]	San Luis Coastal Unified School District GO TOB	3.900%	6/3/24	3,500	3,500
[1]	San Mateo Union High School District GO TOB	3.900%	6/3/24	9,821	9,821

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Southern California Public Power Authority Electric Power & Light Revenue TOB	3.370%	6/6/24	8,330	8,330
[1]	Southern California Public Power Authority Electric Power & Light Revenue TOB	3.390%	6/6/24	8,335	8,335
[1]	Southern California Public Power Authority Intergovernmental Agreement Revenue TOB	4.000%	6/3/24	3,750	3,750
[1]	University of California College & University Revenue (Limited Project) TOB	3.370%	6/6/24	5,625	5,625
[1]	University of California College & University Revenue TOB	3.360%	6/6/24	5,690	5,690
[1]	University of California College & University Revenue TOB	3.370%	6/6/24	2,000	2,000
[1]	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB	3.390%	6/6/24	1,875	1,875
[1]	Ventura Unified School District GO TOB	3.390%	6/6/24	3,110	3,110
[1,2]	Washington Township Health Care District GO TOB	3.390%	6/6/24	1,745	1,745
[1]	West County Facilities Financing Authority Intergovernmental Agreement Revenue TOB	3.390%	6/6/24	4,015	4,015
Total Tender Option Bond (Cost $771,269)					771,269
Variable Rate Demand Note (62.8%)
[2]	ABAG Finance Authority for Nonprofit Corps. Local or Guaranteed Housing Revenue VRDO	2.410%	6/6/24	15,000	15,000
[2]	ABAG Finance Authority for Nonprofit Corps. Local or Guaranteed Housing Revenue VRDO	2.930%	6/6/24	79,650	79,650
[2]	ABAG Finance Authority for Nonprofit Corps. Local or Guaranteed Housing Revenue VRDO	3.000%	6/6/24	9,305	9,305
[2]	ABAG Finance Authority for Nonprofit Corps. Local or Guaranteed Housing Revenue VRDO	3.000%	6/6/24	4,150	4,150
[2]	ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue (California Alumni Association Project) VRDO	2.880%	6/6/24	2,315	2,315
[2]	Alameda Public Financing Authority Economic Development Revenue VRDO	3.050%	6/5/24	1,200	1,200
[2]	Bay Area Toll Authority Highway Revenue VRDO	3.800%	6/3/24	1,800	1,800
[2]	Bay Area Toll Authority Highway Revenue VRDO	3.850%	6/3/24	5,400	5,400
[2]	Bay Area Toll Authority Highway Revenue VRDO	2.300%	6/6/24	29,505	29,505
[2]	Bay Area Toll Authority Highway Revenue VRDO	2.510%	6/6/24	8,715	8,715
[2]	Bay Area Toll Authority Highway Revenue VRDO	2.570%	6/6/24	10,000	10,000
[2]	Bay Area Toll Authority Highway Revenue VRDO	2.600%	6/6/24	62,750	62,750
[2]	Bay Area Toll Authority Highway Revenue VRDO	2.690%	6/6/24	14,300	14,300
[2]	Big Bear Lake CA Industrial Revenue (Soutwest Gas Corp. Project) VRDO	3.350%	6/5/24	49,400	49,400
	California Educational Facilities Authority College & University Revenue VRDO	2.350%	6/6/24	32,300	32,300
	California Educational Facilities Authority College & University Revenue VRDO	2.450%	6/6/24	39,635	39,635
[2]	California GO VRDO	2.500%	6/5/24	71,635	71,635
[2]	California GO VRDO	2.750%	6/5/24	7,400	7,400
[2]	California GO VRDO	2.350%	6/6/24	13,240	13,240
[2]	California GO VRDO	2.400%	6/6/24	12,225	12,225
[2]	California GO VRDO	2.400%	6/6/24	4,600	4,600
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.850%	6/3/24	8,665	8,665
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	6/5/24	52,300	52,300
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.350%	6/5/24	47,200	47,200
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.350%	6/5/24	4,700	4,700
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.350%	6/5/24	48,600	48,600
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.550%	6/5/24	6,860	6,860
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.700%	6/5/24	5,000	5,000
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	6/5/24	60,935	60,935
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue VRDO	2.930%	6/5/24	57,175	57,175
	California Municipal Finance Authority Local or Guaranteed Housing Revenue VRDO	3.350%	6/6/24	3,665	3,665
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Sharp Healthcare Project) VRDO	2.450%	6/5/24	49,600	49,600
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.780%	6/3/24	2,600	2,600
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	6/5/24	35,010	35,010
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Various Sweep Loan Program) VRDO	2.450%	6/5/24	45,340	45,340
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.850%	6/3/24	14,320	14,320
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.850%	6/3/24	2,795	2,795
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.000%	6/6/24	39,235	39,235
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (IAC Project) VRDO	4.000%	6/3/24	18,000	18,000
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	2.930%	6/6/24	15,000	15,000
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	3.000%	6/6/24	12,000	12,000
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	3.000%	6/6/24	16,285	16,285
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	3.000%	6/6/24	7,605	7,605
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	3.000%	6/6/24	11,130	11,130
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	3.000%	6/6/24	2,100	2,100
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	3.000%	6/6/24	2,155	2,155
[2]	Calleguas-Las Virgenes Public Financing Authority Water Revenue VRDO	3.000%	6/6/24	14,610	14,610
[2]	Irvine CA Special Assessment Revenue VRDO	3.850%	6/3/24	1,600	1,600
[2]	Irvine Ranch Water District Special Assessment Revenue VRDO	2.630%	6/6/24	9,400	9,400
[2]	Irvine Ranch Water District VRDO	3.770%	6/3/24	18,400	18,400
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	3.800%	6/3/24	700	700
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	3.800%	6/3/24	68,300	68,300
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	3.850%	6/3/24	16,340	16,340
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	3.850%	6/3/24	14,620	14,620

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.250%	6/6/24	7,200	7,200
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.300%	6/6/24	5,300	5,300
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	2.350%	6/6/24	4,000	4,000
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	2.900%	6/3/24	18,000	18,000
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.800%	6/3/24	20,955	20,955
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.850%	6/3/24	4,700	4,700
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	2.250%	6/6/24	39,100	39,100
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	2.250%	6/6/24	20,000	20,000
	Metropolitan Water District of Southern California Water Revenue VRDO	3.800%	6/3/24	18,775	18,775
[2]	Modesto CA Public Financing Authority Lease (Abatement) Revenue VRDO	2.400%	6/6/24	34,130	34,130
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	3.390%	6/6/24	2,000	2,000
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	3.390%	6/6/24	71,000	71,000
[1]	Nuveen California Quality Municipal Income Fund VRDO VRDP	3.430%	6/6/24	19,100	19,100
[1]	Nuveen California Quality Municipal Income Fund VRDO VRDP	3.450%	6/6/24	123,200	123,200
[2]	Oceanside CA Local or Guaranteed Housing Revenue VRDO	3.350%	6/6/24	15,000	15,000
[2]	Orange County CA Local or Guaranteed Housing Revenue VRDO	3.000%	6/6/24	3,000	3,000
[2]	Orange County CA Local or Guaranteed Housing Revenue VRDO	3.100%	6/6/24	5,000	5,000
[2]	Rancho Water District Community Facilities District No. 89-5 Special Tax Revenue VRDO	2.390%	6/5/24	4,920	4,920
	Sacramento County Housing Authority Local or Guaranteed Housing Revenue VRDO	2.950%	6/6/24	2,955	2,955
[2]	Sacramento Housing Authority Local or Guaranteed Housing Revenue VRDO	3.000%	6/6/24	14,770	14,770
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	2.950%	6/6/24	8,810	8,810
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	2.950%	6/6/24	15,050	15,050
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	2.950%	6/6/24	825	825
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	2.950%	6/6/24	4,115	4,115
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	2.950%	6/6/24	4,620	4,620
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	2.950%	6/6/24	5,400	5,400
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	2.950%	6/6/24	2,045	2,045
[2]	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue VRDO	2.950%	6/5/24	27,140	27,140
[2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	2.500%	6/5/24	40,000	40,000
[2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	2.500%	6/5/24	116,540	116,540
[2]	San Francisco City & County Redevelopment Agency Successor Agency Local or Guaranteed Housing Revenue (Mercy Terrace Project) VRDO	2.950%	6/6/24	7,815	7,815
[2]	San Jose CA Local or Guaranteed Housing Revenue VRDO	3.100%	6/6/24	2,000	2,000
[2]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Project) VRDO	2.650%	6/6/24	1,805	1,805
[2]	Santa Clara County Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.600%	6/5/24	28,790	28,790
[2]	Santa Rosa CA Local or Guaranteed Housing Revenue VRDO	3.070%	6/6/24	1,440	1,440
[2]	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) VRDO	2.690%	6/6/24	9,900	9,900
	University of California College & University Revenue VRDO	3.000%	6/3/24	30,385	30,385
	University of California College & University Revenue VRDO	3.700%	6/3/24	18,485	18,485
	University of California College & University Revenue VRDO	3.800%	6/3/24	115,090	115,090
	University of California College & University Revenue VRDO	3.800%	6/3/24	15,565	15,565
	University of California College & University Revenue VRDO	3.900%	6/3/24	109,685	109,685
	University of California College & University Revenue VRDO	3.900%	6/3/24	16,555	16,555
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.600%	6/3/24	4,745	4,745
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	3.850%	6/3/24	12,580	12,580
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	3.850%	6/3/24	12,460	12,460
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	3.900%	6/3/24	16,965	16,965
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	3.900%	6/3/24	57,060	57,060
	Vacaville CA Local or Guaranteed Housing Revenue VRDO	2.950%	6/6/24	9,200	9,200
[2]	Western Municipal Water District Facilities Authority Water Revenue VRDO	2.400%	6/6/24	29,205	29,205
Total Variable Rate Demand Note (Cost $2,344,150)					2,344,150
Other Municipal Security (3.2%)
[1]	California Infrastructure & Economic Development Bank Economic Development Revenue PUT	3.950%	1/30/25	15,000	15,000
	Chabot-Las Positas Community College District GO	5.000%	8/1/24	3,060	3,066
	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,000	3,010
	Long Beach Unified School District GO	5.000%	8/1/24	6,660	6,673
	Los Angeles CA Community College District GO	5.000%	8/1/24	5,745	5,756
	Los Angeles CA Community College District GO	5.000%	8/1/24	5,735	5,746
	Los Angeles CA Community College District GO	5.000%	8/1/24	17,290	17,324
	Los Angeles CA General Fund Revenue	5.000%	6/27/24	9,675	9,687
	Los Angeles CA Unified School District GO	5.000%	7/1/24	3,540	3,545
	Los Angeles CA Unified School District GO	5.000%	7/1/24	3,000	3,005
	Los Angeles CA Unified School District GO	5.000%	7/1/24	6,625	6,635
	Los Angeles County CA Miscellaneous Revenue	5.000%	6/28/24	11,110	11,125
	Palo Alto Unified School District GO	5.000%	8/1/24	4,030	4,038
[6]	Redondo Beach Unified School District GO	4.000%	8/1/33	1,605	1,605

California Municipal Money Market Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Riverside County CA General Fund Revenue	5.000%	6/28/24	7,000	7,008
San Diego CA Unified School District GO	5.000%	7/1/24	8,575	8,583
San Diego Community College District	5.000%	8/1/24	6,965	6,978
Total Other Municipal Security (Cost $118,784)				118,784
Non-Financial Company Commercial Paper (12.5%)
California Educational Facilities Authority CP	3.600%	7/11/24	6,300	6,300
California Educational Facilities Authority CP	3.550%	8/6/24	13,750	13,750
California GO CP	3.550%	7/9/24	15,000	15,000
California Health Facilities Financing Authority CP	3.580%	6/12/24	13,800	13,800
California Health Facilities Financing Authority CP	3.650%	9/5/24	10,025	10,025
California Health Facilities Financing Authority CP	3.650%	9/11/24	31,205	31,205
California State University Institute CP	3.400%	6/5/24	2,500	2,500
California State University Institute CP	3.400%	6/5/24	3,005	3,005
California State University Institute CP	3.450%	6/5/24	9,626	9,626
California Statewide Communities Development Authority CP	3.550%	6/5/24	19,000	19,000
California Statewide Communities Development Authority CP	3.550%	6/6/24	36,250	36,250
California Statewide Communities Development Authority CP	3.580%	6/11/24	3,000	3,000
California Statewide Communities Development Authority CP	3.700%	8/6/24	9,950	9,950
California Statewide Communities Development Authority CP	3.650%	9/4/24	15,700	15,700
California Statewide Communities Development Authority CP	3.700%	9/4/24	10,750	10,750
California Statewide Communities Development Authority CP	3.650%	9/5/24	6,500	6,500
California Statewide Communities Development Authority CP	3.600%	9/10/24	25,000	25,000
California Statewide Communities Development Authority CP	3.650%	9/11/24	9,000	9,000
Los Angeles County Capital Asset Leasing Corp. CP	3.550%	6/5/24	11,660	11,660
Los Angeles County Capital Asset Leasing Corp. CP	3.700%	6/6/24	14,200	14,200
Los Angeles County Capital Asset Leasing Corp. CP	3.700%	6/6/24	8,925	8,925
Los Angeles County Capital Asset Leasing Corp. CP	3.620%	7/1/24	2,500	2,500
Los Angeles County Capital Asset Leasing Corp. CP	3.620%	7/1/24	9,500	9,500
Los Angeles Municipal Improvement Corp. CP	3.700%	8/8/24	10,000	10,000
Los Angeles Municipal Improvement Corp. CP	3.700%	8/8/24	8,000	8,000
San Diego County Water Authority CP	3.680%	7/17/24	35,000	35,000
San Francisco CA City & County GO CP	3.650%	7/10/24	20,000	20,000
San Francisco CA City & County GO CP	3.750%	8/27/24	10,000	10,000
San Francisco City & County Public Utilities Commission Power CP	3.700%	7/9/24	10,000	10,000
University of California CP	3.620%	7/16/24	10,000	10,000
University of California CP	3.650%	7/25/24	27,885	27,885
University of California CP	3.800%	8/15/24	20,000	20,000
University of California CP	3.750%	11/13/24	7,470	7,470
University of California CP	3.750%	12/19/24	20,000	20,000
Total Non-Financial Company Commercial Paper (Cost $465,501)				465,501
Total Investments (99.1%) (Cost $3,699,704)				3,699,704
Other Assets and Liabilities—Net (0.9%)				34,789
Net Assets (100%)				3,734,493
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, the aggregate value was $1,001,569,000, representing 26.8% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
CP—Commercial Paper.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Assets and Liabilities
As of May 31, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,699,704)	3,699,704
Investment in Vanguard	112
Cash	43
Receivables for Investment Securities Sold	1,400
Receivables for Accrued Income	15,282
Receivables for Capital Shares Issued	25,904
Other Assets	2,146
Total Assets	3,744,591
Liabilities
Payables for Investment Securities Purchased	5,000
Payables for Capital Shares Redeemed	3,273
Payables for Distributions	1,567
Payables to Vanguard	258
Total Liabilities	10,098
Net Assets	3,734,493
At May 31, 2024, net assets consisted of:

Paid-in Capital	3,734,383
Total Distributable Earnings (Loss)	110
Net Assets	3,734,493

Net Assets
Applicable to 3,733,385,839 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,734,493
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Operations

Six Months Ended May 31, 2024
($000)
Investment Income
Income
Interest	54,883
Total Income	54,883
Expenses
The Vanguard Group—Note B
Investment Advisory Services	410
Management and Administrative	2,275
Marketing and Distribution	149
Custodian Fees	17
Shareholders’ Reports	21
Trustees’ Fees and Expenses	1
Other Expenses	6
Total Expenses	2,879
Expenses Paid Indirectly	(17)
Net Expenses	2,862
Net Investment Income	52,021
Realized Net Gain (Loss) on Investment Securities Sold	30
Net Increase (Decrease) in Net Assets Resulting from Operations	52,051

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	52,021	100,396
Realized Net Gain (Loss)	30	207
Net Increase (Decrease) in Net Assets Resulting from Operations	52,051	100,603
Distributions
Total Distributions	(52,257)	(100,532)
Capital Share Transactions (at $1.00 per share)
Issued	1,195,518	2,599,641
Issued in Lieu of Cash Distributions	43,352	84,688
Redeemed	(1,073,519)	(3,294,857)
Net Increase (Decrease) from Capital Share Transactions	165,351	(610,528)
Total Increase (Decrease)	165,145	(610,457)
Net Assets
Beginning of Period	3,569,348	4,179,805
End of Period	3,734,493	3,569,348

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0145	.0250	.0073	.0001	.005	.013
Net Realized and Unrealized Gain (Loss) on Investments	.0001	.0001	(.0002)	—	—	—
Total from Investment Operations	.0146	.0251	.0071	.0001	.005	.013
Distributions
Dividends from Net Investment Income	(.0145)	(.0251)	(.0071)	(.0001)	(.005)	(.013)
Distributions from Realized Capital Gains	(.0001)	(.0000)[2]	(.0000)[2]	—	—	—
Total Distributions	(.0146)	(.0251)	(.0071)	(.0001)	(.005)	(.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.47%	2.54%	0.72%	0.01%	0.47%	1.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,734	$3,569	$4,180	$3,893	$4,595	$5,650
Ratio of Total Expenses to Average Net Assets[4]	0.16%[5]	0.16%[5]	0.14%[5]	0.06%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.91%	2.50%	0.73%	0.01%	0.49%	1.28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for the years ended November 30, 2022, 2021, and 2020. For the six months ended May 31, 2024, and the years ended November 30, 2023, and 2019, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%, 0.16%, and 0.14%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Notes to Financial Statements
Vanguard California Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2024, the fund had contributed to Vanguard capital in the amount of $112,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $17,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2024, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

California Municipal Money Market Fund
E.	As of May 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,699,704
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2024, such purchases were $39,245,000 and sales were $16,600,000, resulting in net realized gain (loss) of $0.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	Management has determined that no events or transactions occurred subsequent to May 31, 2024, that would require recognition or disclosure in these financial statements.

California Intermediate-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.3%)
California (98.5%)
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/25	505	507
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/26	675	677
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/28	1,150	1,154
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/29	985	988
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,405	1,409
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,530	1,613
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/31	495	496
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	520	521
[2,3]	ABC Unified School District GO	0.000%	8/1/34	4,600	3,154
	ABC Unified School District GO	3.000%	8/1/40	3,610	2,999
[4]	Acalanes Union High School District GO, 6.350% coupon rate effective 8/1/24	0.000%	8/1/39	15,000	16,898
[4]	Acalanes Union High School District GO, 6.550% coupon rate effective 8/1/24	0.000%	8/1/39	13,115	14,894
[5]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/27	750	753
[5]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,000	1,004
[5]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,680	1,687
[5]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,640	1,646
[5]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/32	3,000	3,011
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	2,755	2,762
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	4,185	4,205
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	1,000	1,092
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	1,225	1,053
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	16,135	16,432
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	16,235	10,282
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	2,750	2,690
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	20,580	20,948
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	3,660	3,753
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	265	224
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	13,845	14,099
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,330	1,365
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	5,110	5,203
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	1,250	1,284
	Alameda County CA Unified School District GO	4.000%	8/1/29	350	355
	Alameda County CA Unified School District GO	4.000%	8/1/30	520	528
	Alameda County CA Unified School District GO	4.000%	8/1/31	480	487
	Alameda County CA Unified School District GO	4.000%	8/1/32	710	721
	Alameda County CA Unified School District GO	4.000%	8/1/33	500	507
[1]	Alameda County CA Unified School District GO	0.000%	8/1/34	5,000	3,411
	Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	2,948
[1]	Alameda County CA Unified School District GO	0.000%	8/1/35	10,000	6,539
	Alameda County CA Unified School District GO	3.000%	8/1/38	1,000	855
	Alameda County CA Unified School District GO	3.000%	8/1/42	385	313
	Alameda County CA Unified School District GO	5.000%	8/1/42	5,000	5,216
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	16,125	16,236
	Alameda Fremont CA Unified School District GO	2.000%	8/1/36	370	277
	Alameda Fremont CA Unified School District GO	2.000%	8/1/37	4,425	3,224
	Alameda Fremont CA Unified School District GO	2.000%	8/1/38	6,550	4,609
	Alameda Fremont CA Unified School District GO	2.000%	8/1/39	6,890	4,691
	Alameda Fremont CA Unified School District GO, Prere.	4.000%	8/1/24	2,630	2,631
	Alameda Fremont CA Unified School District GO, Prere.	4.000%	8/1/24	3,105	3,106
	Alameda Oakland Unified School District GO	4.000%	8/1/25	175	176
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/26	2,835	2,888
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/27	1,965	2,063

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/27	1,160	1,181
	Alameda Oakland Unified School District GO	5.000%	8/1/28	2,940	3,075
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/28	1,210	1,269
	Alameda Oakland Unified School District GO	5.000%	8/1/28	6,140	6,353
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/29	2,060	2,161
	Alameda Oakland Unified School District GO	5.000%	8/1/30	1,800	1,882
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/30	2,030	2,128
[1]	Alameda Oakland Unified School District GO	5.000%	8/1/31	5,250	5,500
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/34	3,500	3,540
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/35	5,210	5,266
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/36	5,295	5,341
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/37	3,465	3,489
	Alameda Oakland Unified School District GO, Prere.	5.000%	8/1/25	2,500	2,547
[6]	Alhambra Unified School District GO	0.000%	8/1/33	1,000	715
[1]	Alhambra Unified School District GO	0.000%	8/1/36	2,500	1,583
[5]	Alum Rock Union Elementary School District GO	5.000%	8/1/26	1,180	1,201
[5]	Alum Rock Union Elementary School District GO	5.000%	8/1/32	2,755	2,804
	Alum Rock Union Elementary School District GO	3.000%	8/1/33	200	181
	Alum Rock Union Elementary School District GO	4.000%	8/1/42	1,000	1,001
	Alvord Unified School District GO	5.000%	8/1/25	1,250	1,273
	Alvord Unified School District GO	5.000%	8/1/26	2,000	2,067
[1]	Alvord Unified School District GO	5.000%	8/1/27	1,300	1,365
[1]	Alvord Unified School District GO	5.000%	8/1/28	1,375	1,466
[1]	Alvord Unified School District GO	5.000%	8/1/30	1,950	2,079
[1]	Alvord Unified School District GO	5.000%	8/1/31	1,750	1,868
[1]	Alvord Unified School District GO	5.000%	8/1/32	1,405	1,499
[1]	Alvord Unified School District GO	0.000%	8/1/43	3,595	1,485
[3]	Anaheim CA City School District GO	0.000%	8/1/26	8,940	8,264
[3]	Anaheim CA City School District GO	0.000%	8/1/27	11,075	9,867
[1,3]	Anaheim CA City School District GO	0.000%	8/1/29	4,190	3,478
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,750	1,848
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,305	1,376
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,485	1,521
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	2,000	2,108
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	815	834
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,750	1,846
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	800	818
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,155	1,180
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,830	1,868
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	3,120	3,185
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,250	1,273
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,000	1,018
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,860	2,909
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	1,300	1,322
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	645	656
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	1,000	1,017
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/40	2,385	2,425
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/24	375	376
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/27	1,000	1,045
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/28	1,820	1,923
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	1,320	1,411
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	6,070	4,868
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/32	2,070	2,211
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/34	5,500	3,769
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/34	2,000	2,079
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	6,500	6,741
[5]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	15,500	16,022
[5]	Anaheim Union High School District GO	3.000%	8/1/40	2,585	2,163
	Antelope Valley Community College District GO	0.000%	8/1/30	1,000	806
	Antelope Valley Community College District GO	0.000%	8/1/32	2,345	1,752
	Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,162
	Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	2,722
[1]	Azusa Unified School District GO	0.000%	7/1/27	250	221
[1]	Azusa Unified School District GO	4.000%	8/1/31	4,045	4,090
[4]	Bakersfield City School District GO, 5.800% coupon rate effective 5/1/33	0.000%	5/1/42	6,925	5,220
	Baldwin Park Unified School District GO	4.000%	8/1/28	85	87
	Baldwin Park Unified School District GO	4.000%	8/1/29	100	102
	Baldwin Park Unified School District GO	4.000%	8/1/30	100	102
	Baldwin Park Unified School District GO	4.000%	8/1/31	150	153
	Baldwin Park Unified School District GO	4.000%	8/1/33	100	102

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baldwin Park Unified School District GO	3.000%	8/1/35	200	178
	Baldwin Park Unified School District GO	3.000%	8/1/36	200	175
	Baldwin Park Unified School District GO	3.000%	8/1/37	320	277
	Baldwin Park Unified School District GO	3.000%	8/1/38	335	286
	Baldwin Park Unified School District GO	3.000%	8/1/39	450	379
	Baldwin Park Unified School District GO	3.000%	8/1/40	450	373
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	13,510	13,622
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	2,330	2,348
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	895	902
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	15,000	15,056
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,985	2,684
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	50,685	49,818
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	18,185	17,980
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	31,250	30,361
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	10,085	9,840
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	59,920	55,054
[7]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.660%	4/1/56	12,500	12,253
[7]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	3.770%	4/1/56	13,000	12,703
[7]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.610%	4/1/36	2,000	2,009
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/27	2,000	2,116
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/28	2,500	2,691
	Beaumont CA Special Tax Revenue	5.000%	9/1/39	400	411
	Beaumont CA Special Tax Revenue	5.000%	9/1/44	650	660
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	685	709
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,000	1,051
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.000%	9/1/31	1,100	1,038
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/32	1,460	1,533
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.250%	9/1/34	875	805
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/35	835	876
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	3.375%	9/1/36	1,600	1,474
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/37	1,350	1,412
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/38	1,350	1,410
	Belmont-Redwood Shores CA School District GO	0.000%	8/1/42	1,825	842
	Benicia Unified School District GO	3.000%	8/1/35	1,775	1,583
	Benicia Unified School District GO	3.000%	8/1/36	2,075	1,842
[8]	Benicia Unified School District GO	4.000%	8/1/42	1,370	1,348
[8]	Benicia Unified School District GO	4.000%	8/1/43	1,950	1,909
[8]	Benicia Unified School District GO	4.000%	8/1/44	1,635	1,591
	Berkeley CA GO	3.000%	9/1/36	610	542
	Berryessa Union School District GO	5.000%	8/1/36	1,695	1,978
	Beverly Hills Unified School District CA GO	0.000%	8/1/30	500	407
	Beverly Hills Unified School District CA GO	0.000%	8/1/32	5,000	3,790
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	3,705	2,702
	Beverly Hills Unified School District CA GO	3.250%	8/1/42	2,000	1,721
	Beverly Hills Unified School District CA GO	3.000%	8/1/44	2,200	1,767
[3]	Bonsall Union School District GO	0.000%	8/1/29	1,085	898
[3]	Bonsall Union School District GO	0.000%	2/1/31	575	450
[9]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/29	5,365	4,371
[9]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/30	6,710	5,262
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/26	2,000	2,007
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/27	2,375	2,383
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/29	1,240	1,244
[1]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/30	750	752
	Brentwood Infrastructure Financing Authority Water Revenue	5.000%	7/1/25	510	511
	Burbank Unified School District GO	4.500%	8/1/32	4,180	4,277
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/41	1,290	1,373
	Burlingame School District GO	0.000%	8/1/28	250	216
	Burlingame School District GO	0.000%	8/1/29	500	416
	Burlingame School District GO	0.000%	8/1/30	755	607
	Burlingame School District GO	3.000%	8/1/36	175	156
	Burlingame School District GO	3.000%	8/1/37	255	224
	Burlingame School District GO	3.000%	8/1/38	175	152
	Burlingame School District GO	3.000%	8/1/39	175	149
	Burlingame School District GO	3.000%	8/1/40	235	196
	Burlingame School District GO	3.000%	8/1/41	350	289
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/31	10,325	11,342
	California (Veterans Bond Program) GO	4.550%	12/1/37	1,000	1,054
	California (Veterans Bond Program) GO	4.750%	12/1/42	2,250	2,315
	California (Veterans Bond Program) GO	5.500%	12/1/52	2,720	2,925
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/25	3,550	3,582

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/30	4,015	4,127
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	120,000	119,935
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	63,100	65,998
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	122,870	128,455
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	115,410	122,600
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	75,775	81,918
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	85,950	90,568
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	109,435	115,874
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	108,850	108,495
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	125,680	133,231
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	131,035	130,009
[10,11]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	4.000%	6/3/24	5,265	5,265
[10,11]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	4.150%	6/3/24	2,100	2,100
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/25	690	696
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/28	1,635	1,712
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/30	1,075	1,122
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/32	875	911
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/33	960	997
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/34	800	829
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/36	1,600	1,649
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,500	1,529
[10]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	5,835	5,297
[10]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	6,000	4,183
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,840	3,840
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	600	600
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	480	480
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	450	450
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	500	506
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	350	354
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,011
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,440	1,477
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	505	518
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	225	231
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,400	1,460
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	445	464
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,080	1,126
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	275	287
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	850	900
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	480	509
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	435	461
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	200	212
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,397
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	600	645
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	655	713
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	860	936
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	300	327
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	950	1,033
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	150	164
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,165	1,267
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	300	328
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	450	492
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,075	1,176
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	245	268
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	600	655
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	2,495	2,569
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	825	851
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	910	939
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	700	719
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	560	576
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	500	514
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,000	1,020
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,090	1,114
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,875	1,900
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	640	649
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,000	1,014
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,305	1,316
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/38	700	706
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,935	1,943
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	800	803
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,000	1,004

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,110	1,115
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	2,140	2,139
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	500	500
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/41	485	481
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/42	285	281
	California Department of Water Resources Water Revenue	5.000%	12/1/26	3,010	3,146
	California Department of Water Resources Water Revenue	5.000%	12/1/27	2,985	3,173
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	4,075	4,105
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	1,130	1,203
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	180	181
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/24	2,500	2,510
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/24	875	876
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	2,365	2,415
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	1,025	1,035
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	595	596
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/26	720	733
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	1,960	2,007
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/27	950	992
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	970	972
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	200	203
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/27	710	722
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/27	2,050	2,119
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	300	319
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	1,175	1,178
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	2,090	2,181
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/29	430	461
	California Educational Facilities Authority College & University Revenue	3.000%	10/1/29	115	108
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/29	375	376
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/29	1,945	2,039
	California Educational Facilities Authority College & University Revenue	3.250%	4/1/30	1,000	956
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	435	473
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	1,505	1,494
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	2,105	2,210
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	475	522
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	850	893
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	100	100
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/31	2,280	2,392
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,014
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/32	445	468
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/32	3,170	3,322
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	1,545	1,567
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	575	592
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	775	811
[3]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/33	1,220	842
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,625	2,662
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	625	643
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	905	947
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/34	1,210	1,265
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	3,180	3,224
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	100	100
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/35	1,335	1,391
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	1,120	1,172
[3]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/36	4,585	2,755
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/36	760	792
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/37	530	553
[3]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/37	3,000	1,711
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	885	925
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	500	505
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	750	778
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/37	1,765	1,824
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	620	645
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	525	541
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	2,955	3,479
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	1,130	1,170
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	23,725	28,777
	California Educational Facilities Authority College & University Revenue	0.000%	7/1/40	1,000	520
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	16,000	18,716
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/43	500	517
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/43	1,040	1,114
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/44	4,120	4,229

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue, ETM	5.000%	10/1/25	5,125	5,239
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,590	3,629
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	3,350	3,386
[10]	California Educational Facilities Authority Revenue TOB VRDO	3.690%	6/3/24	15,650	15,650
[10]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/31	1,250	1,191
[10]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/42	4,000	3,366
[8]	California Enterprise Development Authority Lease (Appropriation) Revenue	5.000%	11/1/41	6,710	7,408
[8]	California Enterprise Development Authority Lease (Appropriation) Revenue	5.000%	11/1/43	1,550	1,697
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/25	305	306
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/27	730	740
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/29	625	638
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/30	290	297
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/35	585	594
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/40	1,495	1,514
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/26	530	537
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/27	1,025	1,049
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/28	1,160	1,198
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/29	1,310	1,371
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/30	1,465	1,548
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/32	1,615	1,739
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/34	1,780	1,941
	California GO	4.000%	3/1/25	1,485	1,490
	California GO	5.000%	3/1/25	1,735	1,754
	California GO	5.000%	8/1/25	1,895	1,929
	California GO	5.000%	9/1/25	25	25
	California GO	5.000%	4/1/26	8,000	8,232
	California GO	5.000%	4/1/26	2,620	2,696
	California GO	5.000%	8/1/26	20,695	21,387
	California GO	5.000%	8/1/26	23,250	24,028
	California GO	5.000%	9/1/26	720	745
	California GO	5.000%	9/1/26	5,540	5,733
	California GO	5.000%	10/1/26	26,620	27,585
	California GO	5.000%	10/1/26	1,385	1,435
	California GO	5.000%	10/1/26	10,040	10,326
	California GO	5.000%	10/1/26	8,590	8,901
	California GO	4.000%	11/1/26	2,540	2,577
	California GO	5.000%	11/1/26	4,705	4,882
	California GO	5.000%	11/1/26	9,160	9,505
	California GO	5.000%	4/1/27	8,575	8,960
	California GO	3.500%	8/1/27	16,345	16,374
	California GO	5.000%	8/1/27	3,315	3,417
	California GO	5.000%	8/1/27	10,515	10,839
	California GO	5.000%	8/1/27	1,660	1,686
	California GO	4.000%	9/1/27	5,745	5,868
	California GO	5.000%	9/1/27	3,000	3,156
	California GO	5.000%	10/1/27	8,095	8,527
	California GO	5.000%	10/1/27	8,280	8,498
	California GO	5.000%	10/1/27	1,000	1,053
	California GO	5.000%	10/1/27	19,805	20,862
	California GO	5.000%	11/1/27	5,175	5,458
	California GO	5.000%	11/1/27	25,135	26,512
	California GO	5.000%	12/1/27	12,240	12,928
	California GO	5.000%	4/1/28	5,000	5,309
	California GO	5.000%	4/1/28	7,965	8,457
	California GO	5.000%	8/1/28	5,115	5,278
	California GO	5.000%	8/1/28	6,510	6,606
	California GO	5.000%	8/1/28	15,355	16,049
	California GO	4.000%	9/1/28	7,000	7,022
	California GO	4.000%	9/1/28	5,805	5,977
	California GO	5.000%	9/1/28	17,715	18,302
	California GO	5.000%	9/1/28	4,500	4,810
	California GO	5.000%	9/1/28	15,000	16,034
	California GO	5.000%	10/1/28	1,010	1,081

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/28	15,000	16,056
	California GO	5.000%	10/1/28	6,000	6,422
	California GO	5.000%	11/1/28	12,375	12,983
	California GO	5.000%	11/1/28	4,165	4,464
	California GO	5.000%	11/1/28	20,000	21,438
	California GO	5.000%	12/1/28	7,750	8,319
	California GO	5.000%	4/1/29	5,125	5,532
	California GO	5.000%	4/1/29	10,000	10,793
	California GO	5.000%	8/1/29	10,840	11,175
	California GO	5.000%	8/1/29	44,340	45,710
	California GO	4.000%	9/1/29	9,005	9,321
	California GO	5.000%	9/1/29	5,055	5,217
	California GO	5.000%	9/1/29	9,425	9,727
	California GO	5.000%	9/1/29	4,500	4,889
	California GO	5.000%	9/1/29	15,000	16,297
	California GO	5.000%	10/1/29	20,025	20,553
	California GO	5.000%	10/1/29	7,855	8,338
	California GO	5.000%	10/1/29	5,000	5,439
	California GO	5.000%	10/1/29	18,850	20,506
	California GO	4.000%	11/1/29	7,475	7,459
	California GO	5.000%	12/1/29	3,500	3,817
	California GO	5.000%	4/1/30	6,240	6,840
	California GO	5.000%	4/1/30	4,285	4,697
	California GO	5.000%	8/1/30	19,935	20,532
	California GO	5.000%	8/1/30	2,610	2,730
	California GO	5.000%	8/1/30	6,555	6,751
	California GO	5.000%	9/1/30	9,180	9,305
	California GO	5.000%	9/1/30	5,000	5,514
	California GO	5.000%	10/1/30	1,935	2,097
	California GO	4.000%	11/1/30	14,470	14,709
	California GO	5.000%	11/1/30	11,835	12,423
	California GO	5.000%	4/1/31	14,410	16,023
	California GO	5.000%	8/1/31	10,015	10,089
	California GO	5.000%	8/1/31	22,300	22,972
	California GO	5.250%	8/1/31	5,755	5,845
	California GO	5.000%	9/1/31	5,655	5,832
	California GO	5.000%	9/1/31	8,015	8,961
	California GO	5.000%	9/1/31	9,450	10,566
[12]	California GO	4.000%	11/1/31	15,000	15,250
	California GO	5.000%	11/1/31	1,705	1,790
	California GO	5.000%	11/1/31	3,300	3,648
	California GO	5.000%	11/1/31	4,000	4,422
	California GO	5.000%	11/1/31	4,000	4,482
	California GO	5.000%	12/1/31	1,000	1,028
	California GO	5.000%	3/1/32	1,000	1,096
	California GO	5.000%	4/1/32	765	862
	California GO	5.000%	8/1/32	5,000	5,064
[1]	California GO	5.250%	8/1/32	21,200	23,960
	California GO	5.250%	8/1/32	2,025	2,057
	California GO	4.000%	9/1/32	4,280	4,286
	California GO	5.000%	9/1/32	15,110	15,582
	California GO	5.000%	9/1/32	6,000	6,706
	California GO	5.000%	9/1/32	2,750	3,114
	California GO	5.000%	9/1/32	9,205	10,422
	California GO	5.000%	10/1/32	5,380	6,097
	California GO	4.000%	11/1/32	12,175	12,342
	California GO	5.000%	11/1/32	1,860	1,979
	California GO	5.000%	12/1/32	1,000	1,028
	California GO	5.000%	3/1/33	4,395	4,431
	California GO	5.000%	3/1/33	4,785	5,242
	California GO	5.000%	4/1/33	2,615	2,812
	California GO	5.000%	4/1/33	2,405	2,708
	California GO	4.000%	8/1/33	10,190	10,204
	California GO	5.000%	8/1/33	1,270	1,308
	California GO	5.000%	8/1/33	3,495	3,501
	California GO	4.000%	9/1/33	750	751
	California GO	5.000%	9/1/33	25,075	25,857
	California GO	5.000%	9/1/33	7,040	7,968
	California GO	5.000%	9/1/33	5,000	5,729
	California GO	3.000%	10/1/33	2,150	2,015

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.000%	10/1/33	1,500	1,562
	California GO	3.000%	11/1/33	5,000	4,730
	California GO	4.000%	11/1/33	12,500	12,631
	California GO	5.000%	3/1/34	2,135	2,333
	California GO	5.000%	3/1/34	1,270	1,388
	California GO	4.000%	8/1/34	18,290	18,315
	California GO	5.000%	8/1/34	5,160	5,399
	California GO	4.000%	9/1/34	3,400	3,405
	California GO	4.000%	9/1/34	25,905	25,941
	California GO	5.000%	9/1/34	1,190	1,206
	California GO	5.000%	9/1/34	22,760	23,468
	California GO	5.000%	9/1/34	5,700	6,441
	California GO	3.000%	10/1/34	1,150	1,068
	California GO	4.000%	10/1/34	1,400	1,457
	California GO	5.000%	10/1/34	5,000	5,690
	California GO	4.000%	11/1/34	10,895	10,973
	California GO	5.000%	11/1/34	8,070	8,894
	California GO	5.000%	12/1/34	5,000	5,517
	California GO	5.000%	3/1/35	13,890	15,143
	California GO	5.000%	4/1/35	7,865	8,842
	California GO	5.000%	4/1/35	19,660	20,888
	California GO	5.000%	8/1/35	9,015	9,284
	California GO	5.000%	8/1/35	21,500	21,772
	California GO	4.000%	9/1/35	2,500	2,502
	California GO	5.000%	9/1/35	5,000	5,154
	California GO	5.000%	9/1/35	5,850	6,606
[5]	California GO	5.000%	9/1/35	2,000	2,062
	California GO	3.000%	10/1/35	9,185	8,475
	California GO	5.000%	10/1/35	16,640	17,061
	California GO	5.000%	10/1/35	5,250	5,969
	California GO	4.000%	11/1/35	2,610	2,696
	California GO	5.000%	11/1/35	1,000	1,049
	California GO	5.000%	11/1/35	3,810	3,997
	California GO	5.000%	11/1/35	4,000	4,395
	California GO	5.000%	12/1/35	7,220	7,940
	California GO	4.000%	3/1/36	27,355	28,172
	California GO	5.000%	3/1/36	1,880	2,049
	California GO	5.000%	8/1/36	2,965	3,053
	California GO	3.000%	9/1/36	7,565	6,797
	California GO	5.000%	9/1/36	14,705	15,157
	California GO	5.000%	9/1/36	4,070	4,578
	California GO	5.000%	9/1/36	7,655	8,611
	California GO	5.000%	9/1/36	8,610	9,797
	California GO	5.000%	9/1/36	3,120	3,570
	California GO	3.000%	10/1/36	9,815	8,954
	California GO	4.000%	10/1/36	5,550	5,658
	California GO	5.000%	10/1/36	15,195	17,201
	California GO	5.000%	11/1/36	4,180	4,377
	California GO	5.000%	12/1/36	5,350	5,872
	California GO	4.000%	3/1/37	5,500	5,646
	California GO	4.000%	9/1/37	2,010	1,982
	California GO	5.000%	9/1/37	15,000	16,970
	California GO	3.000%	10/1/37	8,250	7,409
	California GO	4.000%	10/1/37	8,655	8,811
	California GO	4.000%	10/1/37	6,125	6,297
	California GO	4.000%	10/1/37	5,000	5,140
	California GO	5.000%	10/1/37	28,520	31,566
	California GO	4.000%	11/1/37	5,200	5,336
	California GO	5.000%	11/1/37	7,000	7,434
	California GO	5.000%	11/1/37	10,050	10,517
	California GO	5.000%	11/1/37	12,980	14,537
	California GO	4.000%	3/1/38	19,120	19,454
	California GO	5.000%	4/1/38	1,235	1,318
	California GO	5.000%	9/1/38	9,300	10,458
	California GO	5.000%	9/1/39	7,120	7,897
	California GO	4.000%	10/1/39	14,145	14,336
	California GO	4.000%	10/1/39	1,685	1,712
	California GO	5.000%	10/1/39	2,500	2,789
	California GO	5.000%	11/1/39	13,090	13,893
	California GO	4.000%	3/1/40	11,035	11,149

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	3.000%	11/1/40	2,350	1,993
	California GO	4.000%	11/1/40	2,890	2,923
	California GO	5.000%	9/1/41	9,000	10,026
	California GO	4.000%	10/1/41	26,950	27,204
	California GO	3.000%	11/1/41	6,375	5,287
	California GO	4.000%	4/1/42	15	15
	California GO	5.000%	4/1/42	4,725	4,911
	California GO	4.000%	9/1/42	4,610	4,649
	California GO	5.000%	9/1/42	40,035	43,856
	California GO	4.000%	10/1/42	5,975	6,029
	California GO	5.000%	10/1/42	30,000	31,724
	California GO	5.000%	10/1/42	21,485	23,659
	California GO	4.000%	9/1/43	4,900	4,936
	California GO	5.000%	9/1/43	20,000	22,014
	California GO	5.000%	9/1/43	11,000	12,157
	California GO	3.000%	12/1/43	12,890	10,380
	California GO	5.000%	9/1/44	10,000	11,060
	California GO	2.375%	10/1/46	2,500	1,640
[11]	California GO VRDO	2.400%	6/6/24	7,400	7,400
	California GO, Prere.	5.000%	4/1/26	860	885
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	320	320
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	3,355	3,351
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	445	449
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	508
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,115	3,145
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	3,610	3,621
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	425	427
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	750	765
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,025	3,042
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	2,280	2,281
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,031
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	470	479
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	750	763
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,165	3,231
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	450	439
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,700	2,709
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,005
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	90	92
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,250	1,304
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	5,210	5,213
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	275	288
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	570	586
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,275	3,377
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	340	341
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,110	1,174
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/27	3,000	2,981
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,145	1,205
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	500	501
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	1,635	1,636
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	515	533
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	880	895
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,325	3,459
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	4,750	4,663
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,840	1,846
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	752
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	752
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,296
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	875	922
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	575	577
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	520
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	6,945	7,324
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	540	564
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	855	870
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/29	650	621
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/29	1,000	1,039
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	850	925
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	174
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	875	907
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,755

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	500	526
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,520	1,580
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5	5
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	575	575
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,900	2,001
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/30	210	200
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,665	2,742
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,015	2,061
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,007
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,085	1,181
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	615	678
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,180	1,221
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,500	1,504
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	500	531
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/31	2,085	2,088
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	7,990	8,455
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	885
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	235	242
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,200	2,248
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,000	5,007
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,089
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	750	837
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	600	670
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,275	1,316
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,400	1,478
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	535
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	15,000	16,327
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/32	1,205	1,211
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/32	2,765	2,769
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	8,360	8,850
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,780	1,832
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,105	5,248
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	370	381
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	500	514
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	225	231
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,810	4,018
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,425	1,469
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,170	3,343
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	630	679
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,105	3,226
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	5,055	5,062
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	2,730	2,888
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,540	3,641
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	620	638
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	15,000	17,308
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,045	5,050
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,310	1,427
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,960	3,118
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	405	427
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,580	3,686
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	800	868
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,510	2,608
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,730	2,733
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	1,525	1,639
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,870	3,039
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,485	1,459
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,890	1,941
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,250	2,205
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	5,650	5,655
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	1,020	1,047
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	905	929
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,210	1,321
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	615	647
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,065	4,185
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	421
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	15,000	16,489
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,500	4,676
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	2,910	2,914
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	4,700	4,711
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	3,650	3,754

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	8,245	7,917
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	240	244
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	1,500	1,537
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,200	3,293
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,515	7,894
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	550	578
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	10,785	11,329
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,000	3,001
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	750	787
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	3,000	3,114
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	11,460	11,479
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,160	3,343
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,100	4,212
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	3,585	3,458
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	1,455	1,290
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	250	254
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,615	4,742
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	5,230	5,480
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,050	1,102
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,745	7,067
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	760	796
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	20,000	21,855
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	12,490	12,421
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	920	901
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,360	2,419
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	3,500	3,061
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	4,995	4,368
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	270	273
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	28,320	29,556
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,950	13,515
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	11,455	12,439
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	11,800	11,686
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	990	957
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,750	3,224
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,835	3,297
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	14,950	15,014
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	365	369
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,060	8,382
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	9,385	9,760
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,895	3,091
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	5,565	6,007
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/39	3,420	2,790
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	1,675	1,615
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	530	523
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,840	1,771
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	2,000	1,971
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	775	785
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	7,375	6,238
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,250	1,383
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,425	2,615
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	10,465	10,280
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	1,300	1,358
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	10,200	10,286
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	690	689
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	2,450	2,376
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/40	1,100	1,207
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	21,180	22,946
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/41	5,000	3,365
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/41	7,500	8,348
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/41	2,850	3,118
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,900	9,045
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	23,510	22,757
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	10,960	12,156
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/42	3,000	3,262
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	2,500	2,609
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	12,500	13,764
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/43	2,000	2,162
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/44	1,000	777
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	7,500	8,214
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	3,000	3,207

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	7,070	7,970
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	1,085	1,084
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	10,000	9,895
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	10,000	9,716
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	17,915	18,092
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	34,725	35,666
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	13,625	14,003
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/29	9,000	9,596
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	620	663
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/4/31	8,000	8,737
[10,11]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.560%	6/6/24	11,067	11,067
	California Health Facilities Financing Authority Revenue	5.000%	7/1/26	4,180	4,267
	California Health Facilities Financing Authority Revenue	5.000%	7/1/27	4,305	4,439
	California Health Facilities Financing Authority Revenue	5.000%	7/1/28	4,405	4,583
	California Health Facilities Financing Authority Revenue	5.000%	7/1/31	2,035	2,181
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	2/1/29	600	595
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	8/1/29	625	622
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	2/1/30	600	594
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	2/1/31	500	498
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	8/1/31	400	399
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	8/1/32	250	250
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	2/1/33	200	194
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	51,045	50,150
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	2/1/34	260	251
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	8/1/34	385	378
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	25,551	24,797
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	67,225	64,552
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	8/1/35	285	277
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	56,647	52,842
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	50,563	45,516
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	16,887	16,677
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	4,941	3,905
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	8/1/38	800	745
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.125%	7/1/24	15,000	14,998
[13]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,500	1,481
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	5,000	5,099
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/26	560	561
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/27	555	558
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/28	500	503
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/29	600	606
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/30	500	507
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	795	861
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/32	750	813
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	525	568
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	1,570	1,690
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/36	850	850
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/38	1,785	1,757
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/40	1,935	1,875
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/37	2,500	2,651
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/28	1,105	1,140
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/29	740	763
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/30	1,095	1,128
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/31	1,225	1,261
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/32	1,140	1,172
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/33	1,110	1,140
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/34	2,850	2,927
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/25	570	574
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/27	1,150	1,206
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/28	580	617
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/29	1,710	1,846
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/31	1,555	1,683
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/32	1,800	1,949
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/34	660	715

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,085
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/36	2,500	2,717
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/38	1,260	1,357
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/39	2,710	2,906
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/26	800	826
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/26	860	889
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/27	1,775	1,829
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/27	840	870
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/28	595	616
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/29	985	994
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/29	1,000	1,034
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/31	1,760	1,775
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/32	2,515	2,594
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	5,865	5,739
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	10,000	10,327
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/26	1,510	1,570
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	15,560	14,686
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/25	1,365	1,380
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,430	1,470
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,245	1,280
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	4,150	4,277
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/28	9,115	9,608
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	10,000	9,748
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	10,060	11,162
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/35	2,500	2,881
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/36	2,810	2,842
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/36	2,100	2,406
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/37	4,220	4,246
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/37	1,850	2,107
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/38	4,140	4,136
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/38	1,600	1,809
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/39	4,205	4,733
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/40	4,115	4,593
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/41	3,045	3,103
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	49,000	42,711
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/40	7,000	7,253
[10]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	4.000%	7/1/26	1,255	1,243
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	410	410
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	375	375
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	550	551
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/24	550	552
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/25	650	652
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/25	1,180	1,174
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/25	1,000	1,013
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	305	308
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	1,100	1,110
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/25	605	618
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/26	1,975	1,995
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	300	306
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	715	729
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/26	635	659
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/27	1,170	1,193
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/27	1,000	992
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/27	2,565	2,680
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	2,030	2,093
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	660	679
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/27	500	509
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/27	680	717
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/28	860	885
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,140	1,132
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	1,170	1,217
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	520	535
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	700	749
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/29	500	515
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	810	834
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	450	468
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	500	541
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	300	324
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/30	785	809
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	585	602

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	225	234
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	525	575
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	300	329
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/31	1,020	1,050
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	2,140	2,202
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	825	857
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/31	650	707
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/32	855	879
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/32	120	118
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	1,190	1,223
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/32	725	786
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/33	860	883
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/33	120	118
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	1,125	1,166
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/33	720	780
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/34	1,160	1,189
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/34	150	147
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	570	585
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,225	1,267
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/34	785	793
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,080	2,031
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/35	160	156
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	1,100	1,128
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	225	233
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/35	645	651
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/36	1,960	2,007
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/36	175	169
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	745	763
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,289
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,000	1,068
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/36	850	852
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/37	1,645	1,681
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/37	170	163
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	575	592
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	600	639
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/37	375	374
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,000	1,057
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/38	875	863
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	835	877
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	2,230	2,267
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/39	600	583
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/40	540	518
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/41	6,000	5,676
	California Municipal Finance Authority College & University Revenue	3.000%	10/1/41	1,810	1,421
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,400	1,440
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,835	1,888
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	1,185	1,259
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,100	1,100
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,825	1,827
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,000	1,001
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	55	54
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,700	1,706
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,350	2,365
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,490	1,500
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,100	1,102
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,002
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	100	98
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,275	2,297
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	101
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,475	2,468
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	997
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	100	97
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,800	2,857
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	725
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,820	3,814
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,000	999
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,022
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	775	796
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/28	250	235
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,365	1,394

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,500	1,494
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	3,500
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	115	116
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	825	854
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,520	1,553
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,355	1,362
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/29	1,250	1,253
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	50	50
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	830	864
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,135	1,160
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	770	787
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,600	1,589
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	105	106
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,445	1,513
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,005	1,027
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,022
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	1,950	1,956
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	5,115	5,217
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	1,050	1,104
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	900	918
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,225	3,287
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	2,000	2,115
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,150	2,190
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,030	1,049
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,250	4,330
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,325	3,525
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,575	1,603
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,675	4,758
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,010	1,072
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,260	5,352
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,745	1,776
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	1,670	1,638
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	6,020	6,120
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,800	1,830
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,900	1,931
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	6,000	6,007
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	175	175
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,785	1,741
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	2,700	2,737
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,615	1,638
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	3,145	3,014
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,895	2,831
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	3,355	3,182
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	4,250	4,106
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	3,920	3,753
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	110	96
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	7,430	6,480
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	3,500	3,520
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/42	5,000	5,334
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/32	505	523
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/26	630	652
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/28	940	989
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,510
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,453
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,547
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	845	862
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/27	650	684
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,470	3,500
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,655	3,687
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	3,835	3,869
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	4,035	4,070
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	4,000	4,035
[5]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/31	1,455	1,488
[5]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/36	1,805	1,835
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/24	495	496
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/25	520	525
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/26	270	275
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/27	285	292
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/28	200	207

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/29	210	218
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/30	345	361
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/31	175	172
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/32	240	234
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/33	250	243
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/34	265	256
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/35	270	260
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/36	210	200
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/41	1,340	1,203
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,425	2,446
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	500	504
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	2,550	2,596
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	570	583
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	400	409
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,925	1,980
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,035
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	500	517
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	1,385	1,450
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,400	2,512
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	400	418
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,500	1,565
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,000	1,048
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	500	528
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	8,000	8,428
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,045	3,176
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	600	640
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/30	1,000	1,001
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,000	3,128
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,820	4,015
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	500	538
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	500	525
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/33	1,345	1,357
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	1,450	1,520
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	1,450	1,463
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/35	1,450	1,462
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,078
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,265	2,372
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/35	1,270	1,279
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	2,530	2,643
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	13,698	11,061
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	1,670	1,673
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	2,300	2,370
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	935	969
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	500	493
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	1,440	1,406
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	550	533
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/24	1,025	1,026
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/26	1,130	1,152
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/31	600	618
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/30	520	523
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/40	3,035	2,906
[8]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project)	4.450%	12/1/42	12,000	12,043
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue BAN	5.000%	5/15/29	1,450	1,528
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/27	1,500	1,460
[10]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.900%	6/3/24	33,030	33,030
	California Municipal Finance Authority Private Schools Revenue	4.650%	5/1/30	1,045	1,040
[10]	California Municipal Finance Authority Private Schools Revenue	5.000%	5/1/34	450	461
[10]	California Municipal Finance Authority Private Schools Revenue	5.500%	5/1/44	650	657
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighbourhood School Project)	5.000%	6/15/34	1,025	1,058
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighbourhood School Project)	5.500%	6/15/39	1,500	1,553
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighbourhood School Project)	5.900%	6/15/44	775	808
[10]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.300%	2/3/25	11,600	11,273
[8]	California Municipal Finance Authority Special Tax Revenue	4.625%	9/1/39	600	592
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/39	575	591
	California Municipal Finance Authority Special Tax Revenue	5.250%	9/1/43	1,265	1,282
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/44	900	909
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/33	380	383
[8]	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.250%	9/1/34	300	294
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/38	2,055	2,080

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.500%	9/1/39	700	694
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/39	275	283
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.250%	9/1/43	3,465	3,506
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/43	625	645
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/44	625	631
[8]	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/44	1,000	1,008
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	4/1/25	3,955	3,973
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project), Prere.	4.000%	4/1/25	4,220	4,239
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	4,500	4,408
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	385	384
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	440	441
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	1,050	1,040
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	440	443
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	1,245	1,230
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	440	444
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/27	2,360	2,322
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	450	456
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	7,500	8,057
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/28	1,450	1,420
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	2,985	2,905
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	500	509
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	490	501
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	520	534
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	7,500	8,650
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	1,215	1,363
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	2,500	2,570
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,640	1,678
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/37	645	652
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,320	2,367
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,400	2,444
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/40	2,500	2,536
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	12,000	11,914
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/46	245	222
	California Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/15/31	2,055	1,971
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	8,435	2,300
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/24	660	659
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	455	455
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	905	905
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/25	685	679
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	380	381
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	980	983
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/26	715	710
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	255	257
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	530	535
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	1,115	1,125
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/28	770	762
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	280	283
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	1,155	1,166
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/29	750	740
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	300	303
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	1,230	1,242
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/30	835	848
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	300	303
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	350	354
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	3,680	3,599
[10]	California School Finance Authority Charter School Aid Revenue	2.125%	8/1/31	710	616
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/31	450	455
[10]	California School Finance Authority Charter School Aid Revenue	4.500%	7/1/32	2,515	2,483
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/32	460	467
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/33	485	492
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/34	510	517
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/36	405	388
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	1,075	1,083
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/38	465	434
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/40	2,000	2,026
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,526
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/41	530	481
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/42	4,250	4,148
[10]	California School Finance Authority Charter School Aid Revenue (Lifeline Education Charter School Project)	3.000%	7/1/30	295	273
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/24	320	320

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/25	300	301
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/26	430	435
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/27	320	326
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/28	355	363
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/35	1,000	1,008
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/38	2,000	2,031
[10]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	3.000%	6/1/31	2,055	1,777
[10]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	4.000%	6/1/41	1,655	1,324
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/24	130	130
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/24	100	100
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/25	100	100
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/25	210	211
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	105	107
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	330	335
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	110	113
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	280	286
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	315	325
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	210	216
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	330	343
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	240	249
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/30	200	209
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/40	2,000	1,849
[10]	California School Finance Authority Charter School Aid Revenue (New Designs Charter School Adams Campus Project)	5.000%	6/1/40	3,000	3,032
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/31	260	244
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/41	775	632
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/51	125	90
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/61	300	205
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/26	160	161
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/27	230	234
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/28	215	219
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/29	260	267
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/30	570	585
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/33	930	956
[10]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/31	1,000	982
[10]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/41	1,730	1,555
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	1,500	1,550
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	6,150	6,403
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/27	2,635	2,751
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	6,435	6,728
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	5,235
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	4,000	4,199
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/28	4,000	4,166
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	3,125	3,161
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	13,000	13,642
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	10,600	11,371
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/29	5,235	5,445
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	1,175	1,188
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	12,750	13,785
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	11,515	12,061
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/30	2,435	2,535
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/30	1,250	1,264
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/32	2,000	2,083
	California State Public Works Board Lease (Abatement) Revenue	3.000%	5/1/32	1,025	961
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/32	4,005	4,026
	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/33	300	271
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/33	3,000	3,016
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/34	2,575	2,682
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/35	5,000	5,233

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	6,040	6,682
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	1,520	1,677
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/38	1,750	1,980
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/39	3,555	3,609
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/40	1,250	1,396
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/41	550	612
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	720	723
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/42	1,000	1,110
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/42	4,500	4,506
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/43	1,000	1,106
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	1,675	1,848
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/45	3,750	4,131
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/45	3,020	2,985
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	10,000	10,379
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	5,030	5,204
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	3,503
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	5,175	5,365
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	5,000	5,276
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	2,630	2,815
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	16,789
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	1,850	1,983
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	3,919
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	15,061
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	1,010	1,013
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	3,805	3,965
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	4,738
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	3,965	4,127
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/33	3,815	3,095
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	3,250	3,349
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/34	4,025	3,170
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	670	690
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/35	675	699
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	1,500	1,699
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/36	625	643
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/36	900	931
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/36	5,000	5,642
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/37	1,500	1,672
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,125	1,153
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/39	1,000	1,011
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,500	1,520
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/40	750	755
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	4,500	4,533
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	3,860	3,876
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	11/1/43	5,000	5,181
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	840	889
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	745	788
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	1,060	1,096
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,120	1,176
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/33	1,135	1,260
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	2,945	3,261
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/35	12,610	13,152
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	3,000	3,103
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	3,355	3,454
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	5,465	5,624
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	2,470	2,529
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	4,000	4,367
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	4.000%	11/1/36	4,430	4,581
California State University College & University Revenue	5.000%	11/1/26	1,400	1,456
California State University College & University Revenue	5.000%	11/1/27	2,155	2,203
California State University College & University Revenue	5.000%	11/1/28	2,635	2,689
California State University College & University Revenue	5.000%	11/1/30	1,300	1,337
California State University College & University Revenue	5.000%	11/1/32	6,180	6,483
California State University College & University Revenue	5.000%	11/1/32	5,335	5,484
California State University College & University Revenue	5.000%	11/1/33	6,270	6,577
California State University College & University Revenue	5.000%	11/1/33	10,155	10,431
California State University College & University Revenue	4.000%	11/1/34	665	697
California State University College & University Revenue	5.000%	11/1/34	5,000	5,245
California State University College & University Revenue	5.000%	11/1/34	8,560	9,191
California State University College & University Revenue	4.000%	11/1/35	580	605
California State University College & University Revenue	5.000%	11/1/35	8,000	8,377

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.000%	11/1/35	13,205	13,462
	California State University College & University Revenue	5.000%	11/1/35	5,000	5,374
	California State University College & University Revenue	3.125%	11/1/36	100	92
	California State University College & University Revenue	5.000%	11/1/36	1,435	1,499
	California State University College & University Revenue	5.000%	11/1/36	3,050	3,131
	California State University College & University Revenue	5.000%	11/1/36	10,555	11,322
	California State University College & University Revenue	4.000%	11/1/37	2,000	2,001
	California State University College & University Revenue	5.000%	11/1/37	3,895	4,059
	California State University College & University Revenue	5.000%	11/1/37	10,465	11,193
	California State University College & University Revenue	4.000%	11/1/38	6,000	6,005
	California State University College & University Revenue	5.000%	11/1/38	5,495	5,856
	California State University College & University Revenue	5.000%	11/1/39	1,725	1,856
	California State University College & University Revenue	3.000%	11/1/40	1,720	1,446
	California State University College & University Revenue	5.000%	11/1/41	20,815	21,259
	California State University College & University Revenue	5.000%	11/1/41	1,285	1,436
	California State University College & University Revenue	5.000%	11/1/42	3,250	3,370
	California State University College & University Revenue	5.000%	11/1/42	1,000	1,114
	California State University College & University Revenue	5.000%	11/1/43	1,000	1,106
	California State University College & University Revenue	5.000%	11/1/44	1,250	1,378
	California State University College & University Revenue PUT	1.600%	11/1/26	28,940	26,667
	California State University College & University Revenue PUT	3.125%	11/1/26	5,000	4,932
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/34	8,905	8,168
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/36	9,520	8,626
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	2,795	2,500
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/38	12,300	10,756
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	5,260	5,180
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/27	1,500	1,533
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/28	1,550	1,585
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/29	900	921
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.450%	4/1/28	8,000	7,065
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	13,015	11,196
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	214	150
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	600	600
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/24	224	156
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,070	1,077
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	410	413
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	160	161
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	756
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	615	619
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	102
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	425	429
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/25	196	137
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,004
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,570	1,595
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	515	523
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	350	355
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	910	928
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	550	566
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	400	406
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	181
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,395	1,419
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.125%	11/1/26	219	153
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,925	2,004
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	605	619
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	160	164
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,455	1,497
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	150	157
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	670	687
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	205	216
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,445
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,052
[14]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	246	172
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	3,400	3,432
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,000	3,174
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,470	1,513
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	420	431
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,515	1,576
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	850	905
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	425	440
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/28	1,000	1,026

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	107
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,200	1,227
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	780	833
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	3,290	3,473
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	3,190	3,283
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	3,275	3,324
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	470	483
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,240	1,305
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	725	758
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	1,000	1,035
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,425	1,458
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,023
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	15,365	15,445
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,685	1,781
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	6,380	6,480
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	2,615	2,695
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	660	703
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	495	545
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	450	475
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/30	1,900	1,978
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	275	293
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,750	1,792
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,012
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,460	1,544
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,380	1,424
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,225	1,305
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	645	708
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	480
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	2,000	2,092
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,345	1,376
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/31	3,495	3,541
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	525	531
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	1,450	1,534
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	7,115	7,221
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	1,580	1,632
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	255	256
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,220	2,367
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	680	743
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	2,270	2,365
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,725	1,763
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,085	2,205
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,150	1,188
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,850	3,038
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	715	780
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,475	1,533
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	2,075	2,120
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.125%	3/1/34	875	872
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,005	1,039
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	350	351
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,550	2,719
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	1,400	1,521
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	715	741
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/34	1,500	1,507
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	830	878
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	4,545	4,606
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	1,475	1,526
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	1,545	1,551
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	900	930
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	3,225	3,300
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	630	630
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,025	2,010
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,590	1,593
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	500	539
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	700	719
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	725	740
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/36	200	175
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,750	1,768
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	650	647
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	350	375
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,030	1,051

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,000	1,052
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,480	1,356
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,050	1,980
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,100	2,073
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	400	426
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,945	2,985
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,920	3,757
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	4,500	4,404
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,530	1,540
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	3,495	3,309
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	4,250	4,116
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,100	1,106
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,520	1,461
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,160	1,164
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	550	560
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	1,000	1,068
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.250%	1/1/43	4,400	4,404
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/43	1,000	1,022
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/44	1,150	1,153
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	2,325	2,170
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.125%	8/15/47	1,000	1,061
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/24	700	699
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/29	4,950	4,867
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	3,524
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/24	300	300
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/25	300	304
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/26	325	336
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/36	590	622
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/37	500	525
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/38	710	743
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	19,815	19,802
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	22,505	23,017
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	18,275	19,545
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,625	9,224
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	4,985	5,331
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,540	5,925
[11]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.850%	6/3/24	3,620	3,620
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,575	4,579
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,200	4,204
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,790	3,793
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	3.250%	2/15/26	700	698
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	2,645	2,715
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,040	4,147
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,000	4,106
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	4,795	4,922
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/26	1,000	1,027
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	5,390	5,601
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	10,425	10,832
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.000%	9/2/33	2,090	1,966
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	5.000%	9/2/43	5,830	5,717
[10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	900	900
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,000	2,013
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	3,410	3,457
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	2,015	2,049
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	5,000	5,086
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,000	2,098
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,034
[10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	900	918
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,475	2,512
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	3,375	3,423
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	3,000	3,033
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/34	1,750	1,774

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/36	3,000	3,028
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	3,000	3,016
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/38	3,000	3,001
[10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	1,515	1,536
[10,11]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	4.200%	6/3/24	8,740	8,740
[1]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	2,505	2,520
[10]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB	3.900%	6/3/24	11,000	11,000
[10]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB	4.200%	6/3/24	34,983	34,983
[10]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	4.200%	6/3/24	49,445	49,445
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/28	2,275	2,249
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/31	1,140	1,078
	California Statewide Communities Development Authority Special Assessment Revenue	4.250%	9/2/32	2,265	2,189
	California Statewide Communities Development Authority Special Assessment Revenue	4.750%	9/2/33	1,435	1,414
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/34	1,885	1,930
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/39	1,915	1,950
	California Statewide Communities Development Authority Special Assessment Revenue	5.125%	9/2/42	1,495	1,479
	California Statewide Communities Development Authority Special Assessment Revenue	5.250%	9/2/43	1,500	1,498
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/44	2,000	1,993
	California Statewide Communities Development Authority Special Assessment Revenue (Infrastructure Program)	4.000%	9/2/28	3,040	3,004
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/39	1,000	1,042
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/34	350	360
	California Statewide Communities Development Authority Special Tax Revenue	4.750%	9/1/38	500	511
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/39	745	753
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/40	1,500	1,424
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/43	1,000	1,034
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/44	1,225	1,214
	Campbell Union High School District GO, Prere.	4.000%	8/1/26	5,000	5,078
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,125	2,202
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	2,500	2,591
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	4,095	4,244
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	5,485	5,685
	Carlsbad Unified School District GO	4.000%	5/1/30	5,220	5,293
	Carlsbad Unified School District GO	6.125%	8/1/31	145	168
	Carlsbad Unified School District GO	4.000%	5/1/33	720	729
	Carlsbad Unified School District GO	3.000%	8/1/33	300	276
	Carlsbad Unified School District GO	4.000%	5/1/34	685	694
	Carlsbad Unified School District GO	3.000%	8/1/34	500	457
	Carlsbad Unified School District GO	3.000%	8/1/35	1,100	994
	Carlsbad Unified School District GO	3.000%	8/1/35	500	455
	Carlsbad Unified School District GO	3.000%	8/1/36	1,180	1,055
	Carlsbad Unified School District GO	3.000%	8/1/36	500	450
	Carlsbad Unified School District GO	3.000%	8/1/38	1,415	1,223
	Carlsbad Unified School District GO	3.000%	8/1/39	1,545	1,308
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/25	125	127
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/27	225	237
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/28	255	272
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/29	250	272
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/30	300	330
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/31	300	329
	Castro Valley Unified School District GO	4.000%	8/1/33	750	761
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/24	100	100
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/25	125	125
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/26	125	125
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/27	390	393
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/28	105	106
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/29	420	424
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/30	300	304
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/31	375	378
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/32	975	982

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/33	2,720	2,736
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,250	1,257
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/35	405	407
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/25	300	300
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/26	300	301
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/27	300	302
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/28	250	252
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/29	250	253
[5]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/31	300	303
[5]	Center Unified School District GO	4.000%	8/1/34	210	215
[5]	Center Unified School District GO	3.000%	8/1/35	950	850
[5]	Center Unified School District GO	3.000%	8/1/36	535	477
[5]	Center Unified School District GO	3.000%	8/1/38	1,310	1,135
[5]	Center Unified School District GO	3.000%	8/1/40	600	503
[1]	Centinela Valley Union High School District GO	0.000%	8/1/27	670	599
[1]	Centinela Valley Union High School District GO	0.000%	8/1/28	685	591
[1]	Centinela Valley Union High School District GO	4.000%	8/1/30	2,390	2,420
[1]	Centinela Valley Union High School District GO	4.000%	8/1/32	3,355	3,385
[1]	Centinela Valley Union High School District GO	4.000%	8/1/33	1,410	1,417
[1]	Centinela Valley Union High School District GO	3.000%	8/1/36	3,205	2,800
	Central Unified School District GO	0.000%	8/1/33	500	346
	Central Unified School District GO	0.000%	8/1/34	300	199
	Central Unified School District GO	0.000%	8/1/35	300	190
	Central Unified School District GO	0.000%	8/1/36	235	142
	Central Unified School District GO	0.000%	8/1/37	500	286
	Chabot-Las Positas Community College District GO	3.000%	8/1/33	1,000	907
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	1,580	1,407
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	620	627
	Chabot-Las Positas Community College District GO	3.000%	8/1/37	2,800	2,415
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	23,070	23,128
	Chabot-Las Positas Community College District GO	3.000%	8/1/38	3,000	2,540
	Chabot-Las Positas Community College District GO	5.000%	8/1/41	1,250	1,396
	Chabot-Las Positas Community College District GO	5.000%	8/1/42	1,800	2,003
	Chabot-Las Positas Community College District GO	5.000%	8/1/43	2,120	2,349
	Chaffey Community College District GO	3.000%	6/1/39	1,975	1,675
	Chaffey Joint Union High School District GO	0.000%	8/1/25	655	626
	Chaffey Joint Union High School District GO	0.000%	8/1/26	1,430	1,314
	Chaffey Joint Union High School District GO	0.000%	2/1/27	370	334
	Chaffey Joint Union High School District GO	0.000%	8/1/28	2,000	1,696
	Chaffey Joint Union High School District GO	0.000%	8/1/28	530	453
	Chaffey Joint Union High School District GO	0.000%	8/1/29	515	424
	Chaffey Joint Union High School District GO	0.000%	2/1/30	885	711
	Chaffey Joint Union High School District GO	0.000%	8/1/30	450	356
	Chaffey Joint Union High School District GO	0.000%	8/1/31	455	346
	Chaffey Joint Union High School District GO	0.000%	8/1/32	525	383
	Chaffey Joint Union High School District GO	0.000%	2/1/33	1,000	709
	Chaffey Joint Union High School District GO	0.000%	8/1/33	700	489
	Chaffey Joint Union High School District GO	0.000%	8/1/34	890	593
	Chaffey Joint Union High School District GO	0.000%	2/1/35	605	393
	Chaffey Joint Union High School District GO	0.000%	8/1/35	1,090	696
	Chaffey Joint Union High School District GO	0.000%	2/1/37	1,000	589
	Chaffey Joint Union High School District GO	0.000%	2/1/38	710	396
	Chico CA Sewer Revenue	5.000%	12/1/26	415	432
	Chico Unified School District GO	4.000%	8/1/28	300	308
	Chico Unified School District GO	5.000%	8/1/33	750	766
	Chico Unified School District GO	3.000%	8/1/38	900	769
	Chico Unified School District GO	3.000%	8/1/39	765	645
	Chico Unified School District GO	3.000%	8/1/40	1,500	1,244
	Chico Unified School District GO	4.000%	8/1/41	3,180	3,195
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/29	350	344
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/34	650	680
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/36	1,530	1,464

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/39	835	863
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/44	795	805
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/45	1,500	1,345
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,000	1,019
[5]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,195	1,199
[5]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,170	1,174
	Chino Valley Unified School District GO	0.000%	8/1/29	500	415
	Chino Valley Unified School District GO	0.000%	8/1/30	600	480
	Chino Valley Unified School District GO	0.000%	8/1/32	935	691
	Chino Valley Unified School District GO	0.000%	8/1/33	700	497
	Chino Valley Unified School District GO	0.000%	8/1/34	580	395
	Chino Valley Unified School District GO	0.000%	8/1/35	1,400	908
	Chino Valley Unified School District GO	0.000%	8/1/35	550	359
	Chino Valley Unified School District GO	0.000%	8/1/36	670	417
	Chino Valley Unified School District GO	0.000%	8/1/37	1,000	586
	Chino Valley Unified School District GO	0.000%	8/1/37	800	474
	Chino Valley Unified School District GO	0.000%	8/1/38	1,350	749
	Chino Valley Unified School District GO	0.000%	8/1/38	1,000	562
	Chino Valley Unified School District GO	0.000%	8/1/39	2,000	1,064
	Chula Vista Elementary School District GO	2.000%	8/1/26	2,030	1,926
	Chula Vista Elementary School District GO	2.000%	8/1/27	5,315	4,927
	Chula Vista Elementary School District GO	4.000%	8/1/41	4,000	4,071
	Chula Vista Elementary School District GO	4.000%	8/1/42	3,500	3,568
	Chula Vista Elementary School District GO	4.000%	8/1/43	6,415	6,514
	Chula Vista Elementary School District GO	4.000%	8/1/44	1,000	1,013
	Citrus Community College District GO	0.000%	6/1/34	3,000	2,063
[5]	Clovis CA Sewer Revenue	5.000%	8/1/27	1,090	1,142
[5]	Clovis CA Sewer Revenue	5.000%	8/1/31	1,380	1,449
[5]	Clovis CA Sewer Revenue	5.000%	8/1/33	1,780	1,869
[5]	Clovis CA Sewer Revenue	5.000%	8/1/34	1,000	1,052
[5]	Clovis CA Sewer Revenue	5.000%	8/1/35	1,000	1,052
[5]	Clovis CA Sewer Revenue	5.000%	8/1/36	2,170	2,280
[5]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,265	1,322
[3]	Clovis Unified School District GO	0.000%	8/1/26	450	417
[3]	Clovis Unified School District GO	0.000%	8/1/27	2,000	1,790
[3]	Clovis Unified School District GO	0.000%	8/1/28	6,705	5,794
[3]	Clovis Unified School District GO	0.000%	8/1/29	1,115	930
[3]	Clovis Unified School District GO	0.000%	8/1/30	12,330	9,930
	Clovis Unified School District GO	0.000%	8/1/32	4,185	3,087
	Clovis Unified School District GO	0.000%	8/1/33	2,700	1,910
	Clovis Unified School District GO	0.000%	8/1/34	2,015	1,368
	Clovis Unified School District GO	0.000%	8/1/35	2,780	1,808
	Clovis Unified School District GO	5.250%	8/1/40	650	717
[1]	Coachella Valley CA Unified School District GO	0.000%	8/1/34	2,245	1,521
[1]	Coachella Valley CA Unified School District GO	0.000%	8/1/39	3,405	1,779
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/38	1,505	1,529
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/39	1,595	1,611
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/40	1,150	1,157
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/41	1,700	1,702
	Coast Community College District GO	3.000%	8/1/38	3,995	3,463
	Coast Community College District GO	4.000%	8/1/42	5,000	4,951
	Coast Community College District GO, Prere.	0.000%	8/15/25	8,000	5,453
	Coast Community College District GO, Prere.	5.000%	8/15/25	3,000	3,053
[1]	Coast Unified School District GO	0.000%	8/1/28	1,000	845
[1]	College of the Sequoias Tulare Area Improvement District No. 3 GO	0.000%	8/1/40	3,110	1,532
[1]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,595	1,646
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	4.000%	6/1/24	345	345
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/25	405	410
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/26	475	488
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/27	555	579
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/28	335	349
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/29	275	287
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/31	270	282
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/32	530	554
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	4.000%	6/1/33	250	252
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	4.000%	6/1/35	400	403
[5]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	4.000%	6/1/36	400	402
[5]	Compton CA Unified School District GO	5.000%	6/1/26	835	863
[5]	Compton CA Unified School District GO	5.000%	6/1/27	755	793
[5]	Compton CA Unified School District GO	5.000%	6/1/28	1,140	1,200

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Compton CA Unified School District GO	5.000%	6/1/29	1,000	1,053
[5]	Compton CA Unified School District GO	4.000%	6/1/30	2,200	2,229
[5]	Compton CA Unified School District GO	4.000%	6/1/31	2,065	2,089
[5]	Compton CA Unified School District GO	4.000%	6/1/32	1,995	2,018
[5]	Compton CA Unified School District GO	0.000%	6/1/33	1,010	696
[1]	Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,790	2,915
[1]	Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/28	2,395	2,529
[1]	Conejo Valley Unified School District GO	0.000%	8/1/24	3,000	2,982
[1]	Conejo Valley Unified School District GO	0.000%	8/1/25	3,380	3,226
[1]	Conejo Valley Unified School District GO	0.000%	8/1/26	3,500	3,210
[1]	Conejo Valley Unified School District GO	0.000%	8/1/27	3,000	2,634
[1]	Conejo Valley Unified School District GO	0.000%	8/1/28	2,290	1,917
	Conejo Valley Unified School District GO	3.000%	8/1/36	5,000	4,552
	Contra Costa Community College District GO	3.000%	8/1/37	1,370	1,185
	Contra Costa Community College District GO	3.000%	8/1/38	1,100	937
	Contra Costa Community College District GO	5.000%	8/1/38	3,000	3,396
	Contra Costa Community College District GO	3.000%	8/1/39	1,000	841
	Contra Costa Community College District GO	5.000%	8/1/39	3,350	3,782
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/39	3,265	3,354
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,795	1,834
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/30	2,000	2,094
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,310	1,371
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	2,010	2,103
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	5,665	5,922
	Contra Costa Water District Water Revenue	5.000%	10/1/39	415	474
	Contra Costa Water District Water Revenue	5.000%	10/1/40	700	790
	Contra Costa Water District Water Revenue	4.000%	10/1/41	1,000	1,011
	Contra Costa Water District Water Revenue	5.000%	10/1/41	1,365	1,533
	Contra Costa Water District Water Revenue	5.000%	10/1/42	1,000	1,114
	Contra Costa Water District Water Revenue	5.000%	10/1/43	750	832
[6]	Corona-Norco Unified School District GO	0.000%	8/1/25	1,325	1,269
[6]	Corona-Norco Unified School District GO	0.000%	8/1/26	1,530	1,412
[6]	Corona-Norco Unified School District GO	0.000%	8/1/27	1,500	1,333
[6]	Corona-Norco Unified School District GO	0.000%	8/1/28	1,290	1,104
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,525	2,549
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,000	2,019
	Corona-Norco Unified School District GO	4.000%	8/1/34	2,000	2,018
	Corona-Norco Unified School District GO	4.000%	8/1/34	3,000	3,026
	Corona-Norco Unified School District GO	4.000%	8/1/35	500	513
	Corona-Norco Unified School District GO	4.000%	8/1/36	675	690
	Corona-Norco Unified School District GO	3.000%	8/1/44	5,750	4,569
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/41	1,800	1,624
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/43	5,000	4,094
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	20,650	16,090
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	7,525	5,991
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	17,565	13,077
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	9,815	7,912
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	2,200	1,794
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	5,000	3,464
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	5,525	3,816
	Cupertino CA COP	4.000%	6/1/28	700	720
	Cupertino CA COP	4.000%	6/1/30	865	904
	Cypress School District GO	0.000%	8/1/29	1,845	1,539
[1]	Davis Joint Unified School District COP	4.000%	8/1/26	1,230	1,237
[5]	Davis Joint Unified School District GO	3.000%	8/1/32	4,240	3,872
[5]	Davis Joint Unified School District GO	3.000%	8/1/33	4,260	3,837
[5]	Davis Joint Unified School District GO	3.000%	8/1/35	3,660	3,251
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/24	1,585	1,587
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/26	1,475	1,478
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.450%	12/1/39	1,030	932
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/42	5,500	5,596
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.500%	12/1/45	705	700
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/49	1,400	1,388
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,065	2,001

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/52	5,615	5,834
	Desert Community College District GO	4.000%	8/1/43	2,000	2,022
	Desert Community College District GO	4.000%	8/1/44	3,440	3,453
	Desert Community College District GO	4.000%	8/1/45	5,000	4,974
	Desert Sands Unified School District GO	5.000%	8/1/35	1,000	1,052
[10]	Deutsche Bank Spears/Lifers Trust Revenue Local or Guaranteed Housing Revenue TOB VRDO	3.900%	6/3/24	8,400	8,400
	Dixon CA Special Tax Revenue	4.000%	9/1/25	100	100
	Dixon CA Special Tax Revenue	4.000%	9/1/26	170	169
	Dixon CA Special Tax Revenue	4.000%	9/1/27	175	174
	Dixon CA Special Tax Revenue	4.000%	9/1/28	205	202
	Dixon CA Special Tax Revenue	4.000%	9/1/29	130	128
	Dixon CA Special Tax Revenue	4.000%	9/1/30	125	122
	Dixon CA Special Tax Revenue	4.000%	9/1/33	425	413
	Dixon CA Special Tax Revenue	4.000%	9/1/36	200	192
	Dixon CA Special Tax Revenue	4.000%	9/1/40	400	370
	Dublin CA Special Tax Revenue	3.000%	9/1/24	235	234
	Dublin CA Special Tax Revenue	3.000%	9/1/26	300	289
	Dublin CA Special Tax Revenue	4.000%	9/1/28	240	237
	Dublin CA Special Tax Revenue	4.000%	9/1/30	305	298
	Dublin CA Special Tax Revenue	4.000%	9/1/31	135	132
	Dublin CA Special Tax Revenue	3.000%	9/1/33	595	519
	Dublin CA Special Tax Revenue	2.375%	9/1/35	590	471
	Dublin CA Special Tax Revenue	2.375%	9/1/36	735	575
	Dublin CA Special Tax Revenue	2.375%	9/1/37	785	599
	Dublin Unified School District GO	3.000%	8/1/41	1,150	950
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/31	1,000	1,052
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/33	1,300	1,368
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/34	900	947
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/35	670	705
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/36	1,505	1,582
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/37	1,100	1,153
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/35	8,455	8,568
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	1,855	1,880
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	8,170	8,574
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	3,215	3,258
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/36	8,075	8,468
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	5,900	6,655
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/38	4,000	4,501
[1]	East Side Union High School District GO	0.000%	8/1/27	300	265
[5]	East Side Union High School District GO	5.000%	8/1/27	1,150	1,213
	East Side Union High School District GO	2.000%	8/1/28	7,260	6,585
	East Side Union High School District GO	2.000%	8/1/29	7,880	6,979
[1]	East Side Union High School District GO	3.000%	8/1/29	3,300	3,147
[1]	East Side Union High School District GO	3.000%	8/1/30	7,255	6,868
[1]	East Side Union High School District GO	3.000%	8/1/31	7,945	7,410
[1]	East Side Union High School District GO	3.000%	8/1/32	3,000	2,734
[1]	East Side Union High School District GO	3.000%	8/1/36	4,000	3,556
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	2,555	2,635
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/32	4,990	5,141
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/33	4,805	4,951
	Eastern Municipal Water District Water Revenue	5.000%	7/1/26	1,050	1,088
	Eastern Municipal Water District Water Revenue	5.000%	7/1/32	2,580	2,660
	Eastern Municipal Water District Water Revenue	5.000%	7/1/33	3,805	3,921
	Eastern Municipal Water District Water Revenue	5.000%	7/1/35	4,970	5,122
	Eastern Municipal Water District Water Revenue	5.000%	7/1/36	2,310	2,382
	El Camino Community College District Foundation GO	0.000%	8/1/32	10,000	7,537
	El Camino Community College District Foundation GO	0.000%	8/1/33	3,500	2,541
	El Camino Community College District Foundation GO	0.000%	8/1/34	2,000	1,397
	El Camino Community College District Foundation GO	5.000%	8/1/34	1,100	1,138
[3]	El Camino Healthcare District GO	0.000%	8/1/29	2,860	2,364
[3]	El Camino Healthcare District GO	0.000%	8/1/30	3,740	2,978
[3]	El Camino Healthcare District GO	0.000%	8/1/31	4,410	3,378
	El Camino Healthcare District GO	4.000%	8/1/33	3,045	3,076
	El Dorado County CA Special Tax Revenue	4.000%	9/1/28	1,980	1,980
	El Dorado County CA Special Tax Revenue	4.000%	9/1/31	690	681
[1]	El Dorado Union High School District GO	5.000%	8/1/34	2,195	2,309
[1]	El Dorado Union High School District GO	5.000%	8/1/35	2,280	2,399
[6]	El Monte CA City School District GO	0.000%	8/1/32	1,000	733
	El Monte Union High School District GO	4.000%	6/1/31	100	101

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Monte Union High School District GO	4.000%	6/1/32	185	188
	El Monte Union High School District GO	4.000%	6/1/33	285	289
	El Monte Union High School District GO	4.000%	6/1/34	345	349
	El Monte Union High School District GO	4.000%	6/1/35	400	404
	El Monte Union High School District GO	4.000%	6/1/36	705	711
[5]	El Rancho Unified School District GO	5.500%	8/1/26	435	454
[5]	El Rancho Unified School District GO	5.000%	8/1/27	110	115
[5]	El Rancho Unified School District GO	5.500%	8/1/27	375	398
[5]	El Rancho Unified School District GO	5.500%	8/1/28	375	406
[5]	El Rancho Unified School District GO	5.500%	8/1/36	350	410
[5]	El Rancho Unified School District GO	5.500%	8/1/36	525	615
	El Rancho Unified School District GO	2.000%	8/1/37	4,335	3,187
[5]	El Rancho Unified School District GO	5.500%	8/1/37	320	373
[5]	El Rancho Unified School District GO	5.500%	8/1/38	225	261
[5]	El Rancho Unified School District GO	5.500%	8/1/39	300	347
[5]	El Rancho Unified School District GO	5.500%	8/1/40	625	718
[5]	El Rancho Unified School District GO	5.500%	8/1/41	600	688
[5]	El Rancho Unified School District GO	5.500%	8/1/42	1,000	1,143
[5]	El Rancho Unified School District GO	5.500%	8/1/43	750	856
[5]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/33	2,000	2,033
[5]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/34	3,970	4,033
[5]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/35	3,735	3,791
[5]	Elk Grove Unified School District COP	3.000%	2/1/37	700	612
	Elk Grove Unified School District GO	5.000%	8/1/28	3,935	4,224
	Elk Grove Unified School District GO	5.000%	8/1/29	4,000	4,370
	Elk Grove Unified School District GO	5.000%	8/1/30	1,635	1,693
	Elk Grove Unified School District GO	5.000%	8/1/31	1,940	2,008
	Elk Grove Unified School District GO	2.000%	8/1/38	5,055	3,601
	Elk Grove Unified School District GO	2.000%	8/1/39	4,000	2,767
	Elk Grove Unified School District GO	2.000%	8/1/40	3,735	2,510
	Elk Grove Unified School District GO	4.000%	8/1/42	9,370	9,448
	Elk Grove Unified School District GO	4.000%	8/1/43	2,765	2,774
	Elk Grove Unified School District GO	4.000%	8/1/45	9,950	9,951
	Escondido CA GO	5.000%	9/1/25	1,000	1,018
	Escondido Joint Powers Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/37	1,325	1,353
[6]	Escondido Union High School District GO	0.000%	8/1/26	2,740	2,538
[6]	Escondido Union High School District GO	0.000%	8/1/31	4,280	3,311
[6]	Evergreen School District GO	0.000%	8/1/26	2,200	2,034
	Evergreen School District GO	4.000%	8/1/35	335	341
[6]	Fairfield CA COP	0.000%	4/1/33	3,345	2,366
[6]	Fairfield CA COP	0.000%	4/1/34	940	637
[6]	Fairfield CA COP	0.000%	4/1/36	3,835	2,374
	Fairfield CA Water Revenue	5.000%	4/1/42	4,845	5,012
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/36	1,090	1,051
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/41	1,145	1,048
	Fairfield-Suisun Unified School District GO	4.000%	8/1/33	3,015	3,044
	Fairfield-Suisun Unified School District GO	2.000%	8/1/34	5,195	4,127
	Fairfield-Suisun Unified School District GO	4.000%	8/1/34	3,290	3,319
	Fairfield-Suisun Unified School District GO	2.000%	8/1/35	5,500	4,299
	Fairfield-Suisun Unified School District GO	2.000%	8/1/36	5,770	4,393
	Fairfield-Suisun Unified School District GO	2.000%	8/1/37	6,095	4,542
	Fairfield-Suisun Unified School District GO BAN	0.000%	2/1/29	12,000	10,085
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	15,141	14,011
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	6,590	5,747
[10,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	29,537	25,311
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	14,080	11,567
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	23,083	20,495
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	29,773	23,581
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	1.896%	11/25/37	16,257	12,318
[10,15]	FHLMC Multifamily Certificates Revenue TOB VRDO	4.150%	7/6/49	15,965	15,965
[6]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/33	1,205	854
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/25	100	100
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/27	75	74
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/27	855	869
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/28	150	148
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/29	170	167
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/30	100	98
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/31	100	97
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/32	100	97
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/32	1,820	1,874

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/34	115	110
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/39	715	732
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/40	170	155
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/40	1,245	1,115
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/41	180	163
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/44	750	754
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/45	1,000	849
	Fontana CA Special Tax Revenue	3.000%	9/1/24	465	463
	Fontana CA Special Tax Revenue	3.000%	9/1/25	250	243
	Fontana CA Special Tax Revenue	4.000%	9/1/25	480	478
	Fontana CA Special Tax Revenue	4.000%	9/1/26	500	497
	Fontana CA Special Tax Revenue	4.000%	9/1/26	110	109
	Fontana CA Special Tax Revenue	5.000%	9/1/26	1,725	1,728
	Fontana CA Special Tax Revenue	4.000%	9/1/27	265	263
	Fontana CA Special Tax Revenue	5.000%	9/1/27	1,810	1,813
	Fontana CA Special Tax Revenue	4.000%	9/1/28	270	268
	Fontana CA Special Tax Revenue	5.000%	9/1/28	1,900	1,903
	Fontana CA Special Tax Revenue	4.000%	9/1/29	270	266
	Fontana CA Special Tax Revenue	4.000%	9/1/30	280	278
	Fontana CA Special Tax Revenue	4.000%	9/1/30	140	138
	Fontana CA Special Tax Revenue	5.000%	9/1/30	155	162
	Fontana CA Special Tax Revenue	4.000%	9/1/31	200	196
	Fontana CA Special Tax Revenue	4.000%	9/1/32	250	247
	Fontana CA Special Tax Revenue	5.000%	9/1/32	170	178
	Fontana CA Special Tax Revenue	4.000%	9/1/33	410	399
	Fontana CA Special Tax Revenue	5.000%	9/1/34	120	126
	Fontana CA Special Tax Revenue	4.000%	9/1/40	625	587
	Fontana CA Special Tax Revenue	5.000%	9/1/44	750	758
	Fontana CA Special Tax Revenue	4.000%	9/1/45	150	135
	Fontana Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,200	1,256
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/26	1,000	930
[2,3]	Foothill-De Anza Community College District GO	0.000%	8/1/32	17,000	12,947
[9]	Foothill-De Anza Community College District GO	0.000%	8/1/33	3,800	2,774
	Foothill-De Anza Community College District GO	3.000%	8/1/33	600	559
[9]	Foothill-De Anza Community College District GO	0.000%	8/1/34	10,000	7,029
	Foothill-De Anza Community College District GO	3.000%	8/1/35	1,000	917
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	869
	Foothill-De Anza Community College District GO	2.125%	8/1/39	1,165	846
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,210	1,033
	Foothill-De Anza Community College District GO	2.125%	8/1/40	1,000	708
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,258
	Foothill-De Anza Community College District GO	2.250%	8/1/41	1,000	707
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.700%	1/15/25	2,130	2,154
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/26	345	349
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.800%	1/15/26	3,000	3,099
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/27	700	719
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.900%	1/15/27	5,000	5,294
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	825	857
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	390	409
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.300%	1/15/29	2,000	2,157
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/30	445	472
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/31	745	798
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.500%	1/15/31	1,000	1,124
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/32	1,240	1,256
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.625%	1/15/32	6,500	7,341
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	5,950	4,189
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	1,395	1,413
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	9,757	9,884
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	4,730	3,259
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	2,000	1,326
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/37	18,000	10,914
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	9,845	9,541
	Foster City CA (Levee Protection Planning and Improvement Project) GO	4.000%	8/1/32	275	281
	Foster City CA (Levee Protection Planning and Improvement Project) GO	3.000%	8/1/33	500	460
	Foster City CA (Levee Protection Planning and Improvement Project) GO	3.000%	8/1/35	535	485
	Foster City CA (Levee Protection Planning and Improvement Project) GO	3.000%	8/1/38	950	821
	Foster City CA (Levee Protection Planning and Improvement Project) GO	3.000%	8/1/40	830	695
[1]	Franklin-Mckinley School District GO	0.000%	8/1/32	3,000	2,130
[1]	Franklin-Mckinley School District GO	0.000%	8/1/35	1,840	1,140
	Franklin-Mckinley School District GO	4.000%	8/1/42	1,885	1,914

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Freddie Mac Pool	3.750%	7/1/42	4,620	4,392
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/37	2,040	2,089
	Fremont Union High School District GO	5.000%	8/1/25	795	811
	Fremont Union High School District GO	5.000%	8/1/26	400	415
	Fremont Union High School District GO	5.000%	8/1/27	505	534
	Fremont Union High School District GO	5.000%	8/1/28	750	807
	Fremont Union High School District GO	5.000%	8/1/29	1,670	1,828
	Fremont Union High School District GO	4.000%	8/1/32	1,000	1,000
	Fremont Union High School District GO	4.000%	8/1/34	2,085	2,086
	Fremont Union High School District GO	3.000%	8/1/36	2,000	1,802
	Fremont Union High School District GO	3.000%	8/1/39	2,125	1,805
	Fremont Union High School District GO	5.000%	8/1/40	4,650	5,123
	Fremont Union High School District GO	5.000%	8/1/41	2,930	3,214
	Fremont Union High School District GO	5.000%	8/1/41	4,920	5,398
	Fremont Union High School District GO	5.000%	8/1/42	4,915	5,372
	Fremont Union High School District GO	5.000%	8/1/43	4,460	4,860
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/26	1,650	1,701
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/29	1,025	1,066
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/30	745	774
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	3,045	3,163
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/32	1,500	1,558
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/33	500	544
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/34	500	505
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/34	2,460	2,553
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/35	550	554
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/36	555	559
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/36	2,055	2,133
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/37	655	659
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/37	1,200	1,245
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/38	585	588
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/39	620	623
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/40	550	551
	Fresno Unified School District GO	4.000%	8/1/28	385	396
	Fresno Unified School District GO	4.000%	8/1/29	550	563
	Fresno Unified School District GO	4.000%	8/1/30	570	581
	Fresno Unified School District GO	4.000%	8/1/31	485	495
	Fresno Unified School District GO	4.000%	8/1/32	385	393
	Fresno Unified School District GO	3.000%	8/1/33	1,000	910
	Fresno Unified School District GO	4.000%	8/1/33	665	676
	Fresno Unified School District GO	3.000%	8/1/34	1,215	1,096
	Fresno Unified School District GO	4.000%	8/1/34	450	456
	Fresno Unified School District GO	3.000%	8/1/35	685	609
	Fresno Unified School District GO	3.000%	8/1/35	1,600	1,433
	Fresno Unified School District GO	4.000%	8/1/36	670	690
	Fresno Unified School District GO	3.000%	8/1/37	1,125	969
	Fresno Unified School District GO	3.000%	8/1/38	1,260	1,060
	Fresno Unified School District GO	4.000%	8/1/38	1,000	1,012
	Fresno Unified School District GO	4.000%	8/1/39	1,615	1,630
	Fresno Unified School District GO	5.000%	8/1/39	900	985
	Fresno Unified School District GO	3.000%	8/1/40	1,780	1,440
	Fresno Unified School District GO	4.000%	8/1/41	1,955	1,964
	Fresno Unified School District GO	5.000%	8/1/41	500	540
	Fresno Unified School District GO	5.000%	8/1/42	500	538
[5]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/25	1,500	1,509
[5]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/26	3,260	3,293
[5]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/27	3,225	3,278
[5,8]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/41	1,000	1,115
[5,8]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/42	1,475	1,638
[5,8]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/43	1,000	1,106
[5,8]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/44	1,000	1,102
	Gavilan Joint Community College District GO	5.000%	8/1/32	4,200	4,271
	Gavilan Joint Community College District GO	3.000%	8/1/37	1,000	866
	Gavilan Joint Community College District GO	3.000%	8/1/38	1,365	1,167
	Gavilan Joint Community College District GO	3.000%	8/1/39	1,480	1,248
	Gavilan Joint Community College District GO	3.000%	8/1/40	1,605	1,331
	Gilroy Unified School District GO	4.000%	8/1/38	485	487
	Glendale CA Community College District GO	0.000%	8/1/25	365	349
	Glendale CA Community College District GO	0.000%	8/1/26	360	331
	Glendale CA Community College District GO	0.000%	8/1/27	515	456
	Glendale CA Community College District GO	0.000%	8/1/28	780	664

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Glendale CA Community College District GO	0.000%	8/1/29	570	467
	Glendale CA Community College District GO	0.000%	8/1/30	910	717
	Glendale CA Community College District GO	0.000%	8/1/31	900	681
	Glendale CA Community College District GO	0.000%	8/1/32	1,005	728
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/35	1,210	1,243
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	6,345	6,349
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	14,310	14,320
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	8,570	8,717
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	1,500	1,395
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	23,795	24,590
[9]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,745	9,649
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/27	24,625	25,904
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	9,760	9,924
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,260	3,315
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,695	3,757
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	7,375	7,499
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/27	5,285	5,560
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	19,835	21,239
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	6,195	6,633
[9]	Grossmont Healthcare District GO	0.000%	7/15/32	5,300	3,944
[5,9]	Grossmont Healthcare District GO	0.000%	7/15/33	4,045	2,903
	Grossmont Healthcare District GO	4.000%	7/15/34	1,000	982
[1]	Grossmont Union High School District GO	0.000%	2/1/25	1,400	1,366
[1]	Grossmont Union High School District GO	0.000%	8/1/26	2,040	1,864
	Grossmont Union High School District GO	0.000%	8/1/27	2,545	2,262
[1]	Grossmont Union High School District GO	0.000%	8/1/27	2,825	2,474
	Grossmont Union High School District GO	0.000%	8/1/28	3,210	2,748
[1]	Grossmont Union High School District GO	0.000%	8/1/28	2,905	2,437
	Grossmont Union High School District GO	0.000%	8/1/29	6,965	5,744
[3]	Grossmont Union High School District GO	0.000%	8/1/30	20,695	16,437
	Grossmont Union High School District GO	0.000%	8/1/32	5,655	4,144
	Grossmont Union High School District GO	4.000%	8/1/33	10,000	9,920
[6]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/25	14,010	13,452
[6]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/28	21,875	18,902
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/36	1,150	1,230
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/37	1,175	1,253
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/38	300	305
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/38	1,350	1,435
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/39	570	578
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/41	625	633
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/40	3,350	3,380
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/41	1,800	1,810
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/42	2,080	2,085
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/43	1,700	1,698
[1]	Hanford Joint Union High School District GO	5.000%	8/1/28	2,575	2,623
[1]	Hanford Joint Union High School District GO	5.000%	8/1/29	2,390	2,434
[1]	Hanford Joint Union High School District GO	5.000%	8/1/31	2,385	2,427
[1]	Hanford Joint Union High School District GO	0.000%	8/1/34	3,775	2,537
	Hartnell CA Community College District GO	0.000%	8/1/37	1,200	643
	Hartnell CA Community College District GO	4.000%	8/1/37	600	608
	Hartnell CA Community College District GO	3.000%	8/1/38	380	332
	Hartnell CA Community College District GO	3.000%	8/1/39	1,680	1,439
	Hartnell CA Community College District GO	3.000%	8/1/40	635	533
[10]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/45	5,000	4,661
	Hayward CA COP	5.000%	11/1/27	1,000	1,058
	Hayward CA COP	5.000%	11/1/28	1,000	1,071
	Hayward CA COP	5.000%	11/1/29	1,000	1,090
	Hayward CA COP	5.000%	11/1/30	1,000	1,106
	Hayward CA COP	5.000%	11/1/31	1,000	1,120
	Hayward CA COP	5.000%	11/1/32	1,000	1,132
	Hayward CA COP	5.000%	11/1/33	1,000	1,146
	Hayward CA COP	5.000%	11/1/34	1,000	1,146
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,237
	Hayward Unified School District COP	5.000%	8/1/35	585	611
	Hayward Unified School District COP	5.000%	8/1/36	1,360	1,418
	Hayward Unified School District COP	5.000%	8/1/37	1,000	1,039
	Hayward Unified School District COP	5.000%	8/1/38	1,000	1,035
	Hayward Unified School District COP	5.000%	8/1/39	2,035	2,101
	Hayward Unified School District COP	5.250%	8/1/40	2,295	2,380
	Hayward Unified School District COP	5.250%	8/1/41	2,575	2,665

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hayward Unified School District COP	5.250%	8/1/42	2,875	2,973
[1]	Hayward Unified School District GO	0.000%	8/1/26	640	591
[1]	Hayward Unified School District GO	0.000%	8/1/33	1,045	735
[1]	Hayward Unified School District GO	5.000%	8/1/33	850	923
[1]	Hayward Unified School District GO	0.000%	8/1/34	1,025	692
[5]	Hayward Unified School District GO	4.000%	8/1/35	1,830	1,861
[5]	Hayward Unified School District GO	4.000%	8/1/36	1,535	1,558
[1]	Hayward Unified School District GO	4.000%	8/1/36	995	1,013
[5]	Hayward Unified School District GO	4.000%	8/1/37	1,355	1,370
[1]	Hayward Unified School District GO	4.000%	8/1/37	815	826
[5]	Hayward Unified School District GO	4.000%	8/1/38	1,640	1,648
[1]	Hayward Unified School District GO	4.000%	8/1/38	1,540	1,551
[5]	Hayward Unified School District GO	4.000%	8/1/38	1,000	1,013
[1]	Hayward Unified School District GO	4.000%	8/1/39	3,995	4,008
[5]	Hayward Unified School District GO	4.000%	8/1/39	1,125	1,134
[1]	Hayward Unified School District GO	4.000%	8/1/40	4,435	4,436
[5]	Hayward Unified School District GO	4.000%	8/1/40	1,345	1,346
[5]	Hayward Unified School District GO	4.000%	8/1/41	1,350	1,349
[5]	Hayward Unified School District GO	4.000%	8/1/42	1,325	1,321
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,465	3,471
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,240	4,248
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,045	3,051
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,930	4,939
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	6,130	6,141
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/24	615	616
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	385	388
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	950	957
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,264
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32	550	554
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	580	584
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34	360	363
[1]	Hemet Unified School District GO	3.000%	8/1/32	1,205	1,117
[1]	Hemet Unified School District GO	3.000%	8/1/33	1,310	1,198
[1]	Hemet Unified School District GO	3.000%	8/1/35	1,535	1,366
[1]	Hemet Unified School District GO	3.000%	8/1/36	1,660	1,450
[1]	Hemet Unified School District GO	3.000%	8/1/38	1,925	1,610
[1]	Hemet Unified School District GO	3.000%	8/1/40	2,220	1,791
[1]	Hemet Unified School District GO	3.000%	8/1/41	2,380	1,893
[5]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/27	1,000	1,005
	Hope Elementary School District GO	0.000%	8/1/29	660	549
	Hope Elementary School District GO	0.000%	8/1/30	500	401
[3]	Huntington Beach Union High School District GO	0.000%	8/1/31	11,000	8,492
[3]	Huntington Beach Union High School District GO	0.000%	8/1/33	2,870	2,043
[1,2]	Huntington Beach Union High School District GO	0.000%	8/1/34	1,390	953
[3]	Huntington Beach Union High School District GO	0.000%	8/1/35	7,320	4,797
[5]	Imperial Community College District GO	0.000%	8/1/24	500	497
[5]	Imperial Community College District GO	0.000%	8/1/25	725	694
[5]	Imperial Community College District GO	0.000%	8/1/26	1,005	926
[5]	Imperial Community College District GO	0.000%	8/1/27	1,580	1,389
[5]	Imperial Community College District GO	0.000%	8/1/28	1,885	1,590
[5]	Imperial Community College District GO	0.000%	8/1/29	2,000	1,620
[3]	Imperial Community College District GO	0.000%	8/1/30	330	261
[6]	Imperial Community College District GO	0.000%	8/1/33	1,210	851
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/32	2,500	2,553
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/24	200	200
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/25	170	170
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/26	185	185
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/27	185	185
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/28	270	270
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/29	305	304
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/30	285	284
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/31	220	219
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/36	600	604
[1,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,045	1,039
[1]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	715	716
[5]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/25	1,600	1,620
[5]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/27	500	519

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/29	1,215	1,261
[5]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/30	1,020	1,058
[5]	Inglewood Unified School District GO	4.000%	8/1/25	300	301
[5]	Inglewood Unified School District GO	4.000%	8/1/27	250	252
[5]	Inglewood Unified School District GO	5.000%	8/1/29	350	367
[5]	Inglewood Unified School District GO	5.000%	8/1/30	400	420
[5]	Inglewood Unified School District GO	5.000%	8/1/33	500	525
[5]	Inglewood Unified School District GO	5.000%	8/1/34	600	631
[5]	Inglewood Unified School District GO	4.000%	8/1/35	500	502
[5]	Inglewood Unified School District GO	4.000%	8/1/37	260	261
	Irvine CA Special Assessment Revenue	5.000%	9/2/24	200	200
	Irvine CA Special Assessment Revenue	5.000%	9/2/24	850	851
	Irvine CA Special Assessment Revenue	5.000%	9/2/25	250	254
	Irvine CA Special Assessment Revenue	5.000%	9/2/25	450	455
	Irvine CA Special Assessment Revenue	4.000%	9/2/26	500	502
	Irvine CA Special Assessment Revenue	5.000%	9/2/26	300	308
	Irvine CA Special Assessment Revenue	5.000%	9/2/26	800	809
	Irvine CA Special Assessment Revenue	5.000%	9/2/27	375	391
	Irvine CA Special Assessment Revenue	4.000%	9/2/28	1,425	1,441
	Irvine CA Special Assessment Revenue	5.000%	9/2/28	520	548
	Irvine CA Special Assessment Revenue	5.000%	9/2/29	500	533
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/30	1,300	1,327
	Irvine CA Special Assessment Revenue	5.000%	9/2/30	330	351
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/32	1,000	1,023
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/33	275	281
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/34	450	459
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/35	400	408
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/36	250	254
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/37	275	277
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/38	350	351
[5]	Irvine CA Special Assessment Revenue	4.000%	9/2/39	500	496
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/27	1,235	1,274
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/28	2,500	2,580
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/29	4,000	4,130
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/37	2,750	2,829
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/38	2,500	2,567
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/43	5,000	5,125
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/32	3,650	3,787
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/33	2,790	2,892
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/34	1,300	1,348
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/36	1,000	1,036
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/33	1,000	1,036
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/34	2,000	2,071
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.000%	2/1/36	2,665	2,758
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/24	1,220	1,222
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/26	1,295	1,323
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/27	150	155
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/28	525	543
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/29	360	381
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	385	399
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	200	212
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	200	207
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	350	372
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	450	466
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	525	544
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	1,085	1,124
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	250	259
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	410	435
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	510	528
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	250	265
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	350	362
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	265	281
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/37	560	550
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/38	275	266
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/39	250	239
[5]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/29	90	93
[5]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/30	100	104
[5]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/31	150	154

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/32	100	103
[5]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/33	150	154
[5]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/34	100	103
[5]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/35	355	363
[5]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/36	640	649
[5]	Jefferson Union High School District (Teachers And Staff Housing Project) COP	4.000%	8/1/40	1,025	1,027
	Jefferson Union High School District GO	4.000%	8/1/33	200	203
	Jefferson Union High School District GO	4.000%	8/1/34	125	127
	Jefferson Union High School District GO	3.000%	8/1/35	150	133
	Jefferson Union High School District GO	3.000%	8/1/36	250	217
	Jefferson Union High School District GO	5.000%	8/1/36	170	195
	Jefferson Union High School District GO	5.000%	8/1/36	300	344
	Jefferson Union High School District GO	3.000%	8/1/37	275	238
	Jefferson Union High School District GO	5.000%	8/1/38	135	153
	Jefferson Union High School District GO	4.000%	8/1/39	400	401
	Jefferson Union High School District GO	5.000%	8/1/39	500	563
	Jefferson Union High School District GO	5.000%	8/1/40	340	381
	Jefferson Union High School District GO	5.000%	8/1/41	1,000	1,115
	Jefferson Union High School District GO	5.000%	8/1/42	750	833
	Jefferson Union High School District GO	5.000%	8/1/43	500	553
	Jefferson Union High School District GO	5.000%	8/1/44	750	825
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/24	150	150
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/25	200	199
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/28	100	99
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/30	100	99
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/33	100	99
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,725	1,756
[5]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	370	378
[5]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/26	1,000	1,014
[5]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/28	1,690	1,732
[5]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/30	1,815	1,866
[5]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	605	611
	Jurupa Unified School District Special Tax Revenue	4.000%	9/1/43	2,665	2,366
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	4,930	4,301
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	3,215	2,583
[5]	Kern Community College District COP	3.000%	6/1/33	500	452
[3]	Kern Community College District GO	0.000%	11/1/27	7,375	6,511
[1]	Kern Community College District GO	0.000%	11/1/29	4,160	3,422
	Kern Community College District GO	5.250%	8/1/39	1,400	1,602
	Kern Community College District GO	5.250%	8/1/40	1,200	1,361
	Kern Community College District GO	5.250%	8/1/41	1,000	1,132
	Kern High School District GO	5.000%	8/1/28	1,000	1,073
	Kern High School District GO	5.000%	8/1/29	750	819
	La Canada Unified School District GO	4.000%	8/1/33	510	524
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/29	150	152
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/30	200	203
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/31	225	228
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/35	245	248
[5]	La Mesa-Spring Valley School District GO	4.000%	8/1/36	250	253
	La Mesa-Spring Valley School District GO	4.000%	8/1/42	375	375
	La Mesa-Spring Valley School District GO	4.000%	8/1/43	500	497
	Lake Elsinore Unified School District Community Facilities District Special Tax Revenue	4.000%	9/1/42	650	601
[3]	Lake Tahoe Unified School District GO	0.000%	8/1/27	1,585	1,411
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	478
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/24	435	436
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/25	600	609
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/26	1,355	1,361
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/27	2,100	2,115
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/27	800	827
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/28	1,850	1,861
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	900	933
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,000	1,035

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/33	1,200	1,241
	Las Virgenes Unified School District GO	5.000%	8/1/44	4,425	4,892
	Liberty Union High School District GO	4.000%	8/1/30	750	763
[1]	Liberty Union High School District GO	0.000%	8/1/31	4,445	3,393
	Liberty Union High School District GO	4.000%	8/1/31	565	575
	Liberty Union High School District GO	4.000%	8/1/32	250	255
	Liberty Union High School District GO	3.000%	8/1/35	670	595
	Liberty Union High School District GO	3.000%	8/1/37	825	714
	Liberty Union High School District GO	3.000%	8/1/38	900	769
	Liberty Union High School District GO	3.000%	8/1/39	1,000	843
	Liberty Union High School District GO	3.000%	8/1/40	1,000	829
	Liberty Union High School District GO	3.000%	8/1/41	1,670	1,373
	Lincoln CA Special Tax Revenue	4.000%	9/1/24	1,145	1,144
	Lincoln CA Special Tax Revenue	5.000%	9/1/25	550	558
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/26	1,000	1,028
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/27	1,040	1,085
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/28	1,270	1,343
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/29	2,540	2,692
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/30	3,305	3,506
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/31	3,405	3,613
[1]	Lincoln CA Special Tax Revenue	3.125%	9/1/33	2,480	2,254
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/33	1,625	1,724
[1]	Lincoln CA Special Tax Revenue	3.250%	9/1/34	1,375	1,255
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	435	440
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	100	101
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/32	350	354
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	660	666
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/35	325	336
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/36	485	500
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/37	525	537
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/32	720	758
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/33	700	737
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/35	600	631
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/25	1,140	1,126
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/26	800	784
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/27	595	605
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/28	470	481
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/29	355	366
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/30	645	606
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/31	445	412
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/32	270	246
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/33	230	205
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/33	670	680
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	810	695
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,000	844
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,675	1,413
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,250	1,034
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/39	1,795	1,471
[5]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	1,175	945
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/41	960	763
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	1,335	1,358
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,330	1,408
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	700	743
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	8,060	8,074
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/27	140	145
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,000	1,027
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/30	5,680	6,024
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/32	3,445	3,708
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	3,015	3,168
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	17,245	19,111
[7]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.410%	5.151%	11/15/25	16,845	16,904
[7]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	5.171%	11/15/26	10,010	10,021
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/33	500	569
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/34	500	569
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	500	568
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/35	575	653
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/36	1,000	1,133
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/36	350	396
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/37	750	844

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/37	500	562
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/38	1,000	1,117
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/38	515	575
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/39	635	704
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/39	500	554
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/35	2,825	2,855
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/38	1,225	1,319
	Long Beach Community College District GO	4.000%	8/1/31	1,230	1,252
	Long Beach Community College District GO	4.000%	8/1/34	600	607
	Long Beach Community College District GO	4.000%	8/1/35	705	714
	Long Beach Community College District GO	3.000%	8/1/37	2,860	2,477
	Long Beach Community College District GO	3.000%	8/1/38	3,160	2,690
	Long Beach Community College District GO	3.000%	8/1/39	3,395	2,858
	Long Beach Community College District GO	3.000%	8/1/39	1,115	949
	Long Beach Community College District GO	3.000%	8/1/40	1,500	1,251
	Long Beach Community College District GO	3.000%	8/1/40	3,810	3,160
	Long Beach Community College District GO	3.000%	8/1/41	2,460	2,016
	Long Beach Community College District GO	3.000%	8/1/41	2,165	1,764
[1]	Long Beach Community College District GO, ETM	0.000%	6/1/29	960	812
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/25	150	151
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/26	150	151
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/27	150	152
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/29	200	204
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/30	200	205
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/31	230	235
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/32	375	382
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/34	350	355
[1]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/37	400	402
[1]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/38	430	433
[6]	Long Beach Unified School District GO	0.000%	8/1/25	1,595	1,530
[6]	Long Beach Unified School District GO	0.000%	8/1/26	1,450	1,342
	Long Beach Unified School District GO	0.000%	8/1/27	2,500	2,189
[6]	Long Beach Unified School District GO	0.000%	8/1/30	4,260	3,408
[6]	Long Beach Unified School District GO	0.000%	8/1/31	2,890	2,226
	Long Beach Unified School District GO	0.000%	8/1/31	2,255	1,665
[6]	Long Beach Unified School District GO	0.000%	8/1/32	2,290	1,694
[6]	Long Beach Unified School District GO	0.000%	8/1/33	5,250	3,727
	Long Beach Unified School District GO	3.000%	8/1/35	1,140	1,032
	Long Beach Unified School District GO	3.000%	8/1/36	2,080	1,869
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,426
	Long Beach Unified School District GO	3.000%	8/1/40	3,105	2,606
	Long Beach Unified School District GO	3.000%	8/1/42	3,000	2,463
	Los Alamitos Unified School District GO	0.000%	8/1/29	800	669
	Los Alamitos Unified School District GO	0.000%	8/1/31	550	428
[8]	Los Angeles CA Community College District GO	5.000%	8/1/27	9,500	10,014
[8]	Los Angeles CA Community College District GO	5.000%	8/1/28	9,000	9,638
[8]	Los Angeles CA Community College District GO	5.000%	8/1/29	10,000	10,883
[8]	Los Angeles CA Community College District GO	5.000%	8/1/30	7,500	8,290
	Los Angeles CA Community College District GO	4.000%	8/1/31	8,575	8,725
[8]	Los Angeles CA Community College District GO	5.000%	8/1/31	7,500	8,410
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	1,954
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	3,556
	Los Angeles CA Community College District GO	4.000%	8/1/35	4,065	4,130
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,850	9,134
	Los Angeles CA Community College District GO	3.000%	8/1/39	715	627
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,075	4,077
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,320	4,323
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	5,205	5,208
	Los Angeles CA Community Facilities District No. 2021-0 County 1 Special Tax Revenue	5.000%	9/1/42	1,500	1,519
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/24	2,015	2,020
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/27	1,965	1,970
[10]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB	3.900%	6/3/24	44,340	44,340
	Los Angeles CA Unified School District COP	5.000%	10/1/27	4,745	4,990
	Los Angeles CA Unified School District COP	5.000%	10/1/28	4,200	4,483
[5]	Los Angeles CA Unified School District COP	5.000%	10/1/29	425	462
	Los Angeles CA Unified School District COP	5.000%	10/1/29	5,725	6,211
[5]	Los Angeles CA Unified School District COP	4.000%	10/1/33	520	535
	Los Angeles CA Unified School District GO	5.000%	7/1/27	1,180	1,241
	Los Angeles CA Unified School District GO	4.000%	7/1/28	3,000	3,085
	Los Angeles CA Unified School District GO	5.000%	7/1/28	4,395	4,697

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,016
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,150	1,185
	Los Angeles CA Unified School District GO	5.000%	7/1/31	6,500	7,259
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,181
	Los Angeles CA Unified School District GO	5.000%	7/1/32	16,500	18,664
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,132
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,080	5,376
	Los Angeles CA Unified School District GO	5.000%	7/1/33	25,000	28,585
	Los Angeles CA Unified School District GO	3.000%	1/1/34	10,000	9,066
	Los Angeles CA Unified School District GO	4.000%	7/1/34	1,500	1,501
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	10,572
	Los Angeles CA Unified School District GO	5.000%	7/1/34	13,000	15,035
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,575	5,775
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	10,562
	Los Angeles CA Unified School District GO	4.000%	7/1/36	3,400	3,504
	Los Angeles CA Unified School District GO	4.000%	7/1/36	2,600	2,696
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	5,904
	Los Angeles CA Unified School District GO	4.000%	7/1/37	6,190	6,339
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/37	5,870	6,173
	Los Angeles CA Unified School District GO	5.000%	7/1/37	1,000	1,050
	Los Angeles CA Unified School District GO	4.000%	7/1/38	3,925	4,002
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/38	5,120	5,372
	Los Angeles CA Unified School District GO	5.000%	7/1/38	4,000	4,190
	Los Angeles CA Unified School District GO	5.000%	7/1/38	2,480	2,784
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,000	4,046
	Los Angeles CA Unified School District GO	4.000%	7/1/39	14,605	14,774
	Los Angeles CA Unified School District GO	4.000%	7/1/39	10,000	10,141
	Los Angeles CA Unified School District GO	5.000%	7/1/39	3,750	4,192
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,275	2,278
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,100	4,106
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,050	4,052
	Los Angeles CA Unified School District GO	5.000%	7/1/40	1,500	1,666
	Los Angeles CA Unified School District GO	4.000%	7/1/41	5,465	5,415
	Los Angeles CA Unified School District GO	5.000%	7/1/41	1,335	1,476
	Los Angeles CA Unified School District GO	5.000%	7/1/41	3,000	3,350
	Los Angeles CA Unified School District GO	5.000%	7/1/42	2,975	3,276
	Los Angeles CA Unified School District GO	5.000%	7/1/43	2,000	2,209
	Los Angeles CA Unified School District GO	4.000%	7/1/44	9,040	8,849
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	5,000	5,058
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,525	1,543
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	4,500	4,552
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,385	2,496
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,840	2,975
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,985	3,127
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	3,000	3,146
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	6,250	6,554
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	7,000	7,325
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	3,675	3,846
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	4,065	4,324
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	5,320	5,570
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/26	1,500	1,481
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/36	1,450	1,551
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/37	1,335	1,423
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	5,000	5,351
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	5,447
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	7,000	7,735
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	4,495	4,689
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	5,224
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	6,587
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	5,000	5,274
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	7,750	8,084
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	5,222
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,570
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	5,000	5,267
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	10,367
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	5,220
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	25,778
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,567
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	10,294
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	3,000	3,309

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	5,219
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	22,070
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	6,625	6,870
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	6,350	6,985
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	6,190	6,558
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/38	1,595	1,655
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,190	1,241
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	6,275	6,650
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,755	1,830
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/39	7,205	7,437
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	2,410	2,673
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	7,555	7,875
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,000	2,205
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	1,720	1,789
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,800	3,953
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	865	945
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	2,000	2,188
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	910	995
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,187
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	955	1,044
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,050	2,236
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	1,005	1,096
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,090	2,278
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	1,055	1,150
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	3,745	4,063
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,110	1,204
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	3,925	4,240
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,165	1,258
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,800	1,994
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,345	4,671
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,225	1,317
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,500	1,657
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,180	1,193
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,290	1,381
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	5,000	5,290
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/33	2,465	2,502
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	750	784
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/27	1,000	1,063
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	920	995
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,000	2,259
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/29	1,470	1,504
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/33	8,350	8,526
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/34	7,430	7,585
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	3,790	3,868
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	2,020	2,049
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	2,000	2,027
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	1,100	1,178
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,100	1,197
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	675	710
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,800	1,892
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,955	2,055
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	5,000	5,199
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	1,000	1,052
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,850	1,944
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	7,685	8,433
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	250	288
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,275	2,389
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,000	3,255
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,750	2,952
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	14,040	15,381
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	795	897
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,500	7,726
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,500	2,620
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	3,525	3,773
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	8,425	9,197
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	18,065	18,478
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,185	3,398
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,800	6,306
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,140	3,479

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,300	2,569
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	615	700
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	6,655	6,764
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	4,190	4,279
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	14,255	15,440
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,565	2,729
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,500	2,759
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,090	3,437
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,810	1,827
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,345	1,361
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	4,500	4,858
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	2,055	2,080
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	7,030	7,721
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	3,000	3,320
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	2,000	2,017
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,080	8,846
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,640	2,911
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,000	1,037
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,500	2,749
Los Angeles Department of Water & Power Electric Power & Light Revenue	3.000%	7/1/26	5,000	4,931
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	750	770
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	4,000	4,135
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	8,030	8,087
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	2,000	2,142
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	965	986
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,140	1,141
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,360	1,361
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	515	515
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	785	786
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,075	1,135
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	21,480	21,645
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,590	1,621
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	10,050	10,127
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	1,540	1,624
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	1,000	1,001
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	1,000	1,001
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	6,510	6,899
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	2,000	2,106
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	28,460	28,681
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,519
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	7,570	8,604
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	3,100	3,285
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	20,535	21,620
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	1,050	1,069
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	1,555	1,583
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	25,260	26,573
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	5,015	5,272
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,460	1,558
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	7,740	8,311
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	8,105	8,845
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,600	6,186
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,500	2,794
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,000	1,111
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,275	1,409
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	865	866
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,860	1,861
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	21,765	23,603
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,290
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	8,450	9,368
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,160	1,279
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	35,390	38,352
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	10,545	11,602
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,500	1,642
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	7,280	8,086
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,665	1,727
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	9,265	9,559
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	8,950	9,506
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,150	2,341
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	6,750	7,423
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,835	2,008

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	4,510	5,007
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	6,025	6,662
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,365	1,509
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	2,155	2,376
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,525	5,636
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,470	1,497
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,000	4,157
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	5,620	5,833
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	3,000	3,278
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,015	7,615
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	1,145	1,250
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,000	7,729
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	2,720	3,051
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	7,000	7,673
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,500	3,856
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,200	3,560
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	10,000	10,957
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,315	3,650
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,960	4,361
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	3,340	3,713
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	3,335	3,693
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.850%	6/3/24	16,700	16,700
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	1,750	1,721
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	4,875	4,768
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	1,091	1,072
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	3,095	3,222
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	9,805	10,154
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/34	2,694	2,998
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	7,885	7,927
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/35	2,130	2,369
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	2,417	2,681
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/37	4,468	4,948
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/38	3,581	3,939
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/40	1,985	2,167
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/27	1,550	1,628
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/28	1,700	1,817
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/29	1,625	1,768
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/40	1,210	1,368
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	11/1/40	5,000	5,522
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/41	1,300	1,462
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/42	1,000	1,117
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/43	1,000	1,111
	Los Rios Community College District GO	5.000%	8/1/27	1,100	1,159
	Los Rios Community College District GO	5.000%	8/1/30	1,140	1,200
	Los Rios Community College District GO	4.000%	8/1/31	3,080	3,127
	Los Rios Community College District GO	4.000%	8/1/32	3,135	3,177
	Los Rios Community College District GO	3.000%	8/1/35	1,035	907
	Los Rios Community College District GO	4.000%	8/1/35	250	253
	Lowell Joint School District GO	5.000%	8/1/37	1,000	1,101
	Lowell Joint School District GO	3.000%	8/1/40	1,365	1,136
[1]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/39	750	838
[1]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/40	900	995
[1]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/41	1,500	1,644
[1]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/42	1,000	1,090
[1]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/43	1,000	1,088
[1]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/44	275	297
[3]	Madera Unified School District GO	0.000%	5/1/30	3,000	2,404
[3]	Mammoth CA Unified School District GO	0.000%	8/1/26	1,250	1,148
[3]	Manhattan Beach Unified School District GO	0.000%	9/1/26	2,160	1,995
	Manhattan Beach Unified School District GO	0.000%	9/1/28	2,220	1,913
	Manhattan Beach Unified School District GO	0.000%	9/1/31	965	747
[5]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/27	265	269
[5]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/28	375	382

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/29	350	357
[5]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/30	325	332
[5]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/32	550	557
[5]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/39	1,110	1,114
[3]	Manteca Unified School District GO	0.000%	8/1/28	3,180	2,711
[3]	Manteca Unified School District GO	0.000%	8/1/33	5,435	3,783
[3]	Manteca Unified School District GO	0.000%	8/1/34	5,425	3,617
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,016
	Marin Community College District GO, Prere.	4.000%	8/1/26	1,000	1,016
	Marin Community College District GO, Prere.	4.000%	8/15/27	800	824
	Marin Community College District GO, Prere.	4.000%	8/15/27	7,660	7,889
	Marin Community College District GO, Prere.	4.000%	8/15/27	2,945	3,033
	Marin Community College District GO, Prere.	4.000%	8/15/27	1,900	1,957
	Marin Community College District GO, Prere.	4.000%	8/15/27	3,030	3,121
	Marin Healthcare District GO	5.000%	8/1/31	1,000	1,020
	Marin Healthcare District GO	5.000%	8/1/32	1,850	1,888
	Marin Healthcare District GO	5.000%	8/1/33	1,350	1,376
	Marin Healthcare District GO	5.000%	8/1/34	1,275	1,300
	Marin Municipal Water District Water Revenue	4.000%	6/15/26	2,590	2,623
	Marin Municipal Water District Water Revenue	5.000%	6/15/28	2,840	3,042
[5]	Mendocino-Lake Community College District GO	3.000%	8/1/41	1,475	1,215
	Menifee CA Special Tax Revenue	5.000%	9/1/38	500	520
	Menifee CA Special Tax Revenue	3.000%	9/1/42	550	416
	Menifee CA Special Tax Revenue	5.000%	9/1/43	600	611
	Menifee Union School District GO	4.000%	8/1/29	165	171
	Menifee Union School District GO	4.000%	8/1/30	200	209
	Menifee Union School District Special Tax Revenue	4.000%	9/1/36	500	484
	Menifee Union School District Special Tax Revenue	4.000%	9/1/41	800	735
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/26	1,035	1,056
[1]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/27	1,250	1,279
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/28	1,825	1,886
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	3,440	3,710
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,145	1,194
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	2,610	2,866
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/30	4,445	4,670
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,720
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/36	2,015	2,298
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/37	1,600	1,740
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	16,400	18,060
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,685	1,905
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/38	1,910	2,067
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	1,850	2,084
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	2,000	2,241
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	3,325	3,385
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,895	1,718
	Miracosta Community College District GO	2.000%	8/1/39	2,235	1,580
	Miracosta Community College District GO	2.000%	8/1/40	2,000	1,377
	Modesto CA Special Tax Revenue	5.000%	9/1/29	1,570	1,575
	Modesto CA Special Tax Revenue	5.000%	9/1/30	1,700	1,705
[3]	Modesto High School District GO	0.000%	8/1/26	5,010	4,631
	Modesto High School District GO	5.000%	8/1/39	850	954
	Modesto High School District GO	5.000%	8/1/40	505	560
	Modesto High School District GO	5.000%	8/1/41	710	783
	Modesto High School District GO	5.000%	8/1/42	840	922
	Modesto High School District GO	5.000%	8/1/43	1,185	1,294
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,475	1,499
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,840	1,870
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,200	1,293
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/37	2,360	2,533
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,015	2,158
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/40	2,000	2,028
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/31	660	677
[3]	Montebello Unified School District GO	0.000%	8/1/26	1,000	918
	Montebello Unified School District GO	5.000%	8/1/41	2,555	2,614
	Monterey Park Public Financing Intergovernmental Agreement Revenue	4.000%	6/1/41	1,200	1,187
	Monterey Peninsula Community College District GO	4.000%	8/1/41	475	483
	Monterey Peninsula Community College District GO	4.000%	8/1/42	440	448
	Monterey Peninsula Community College District GO	4.000%	8/1/43	880	889

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monterey Peninsula Community College District GO	4.000%	8/1/44	700	703
	Monterey Peninsula Community College District GO	4.000%	8/1/45	775	771
	Monterey Peninsula Unified School District GO	4.000%	8/1/36	13,815	13,695
	Monterey Peninsula Unified School District GO	4.000%	8/1/42	3,000	3,014
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/36	185	192
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/37	365	375
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/38	325	331
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/39	1,470	1,488
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/40	825	827
[5]	Moreno Valley CA Unified School District GO	4.000%	8/1/41	1,620	1,622
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,220	1,277
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/32	1,020	1,066
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/24	780	779
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	854
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	949
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	200	207
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,041
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	225	236
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/28	250	266
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,229
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	425	459
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/30	850	928
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,439
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35	920	954
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/36	575	650
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/37	1,500	1,680
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/40	600	658
	Morgan Hill Unified School District GO	4.000%	8/1/32	400	409
	Morgan Hill Unified School District GO	4.000%	8/1/33	200	204
	Mount San Antonio Community College District GO	0.000%	8/1/25	2,000	1,921
	Mount San Antonio Community College District GO	5.875%	8/1/28	3,000	3,289
	Mount San Jacinto Community College District GO	4.000%	8/1/37	3,290	3,350
	Mount San Jacinto Community College District GO	3.000%	8/1/38	2,000	1,693
	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/24	500	498
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/25	340	342
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/26	290	293
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/27	360	366
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/28	430	438
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	450	461
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/29	215	220
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	550	567
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/30	330	340
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	575	592
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/31	400	411
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/32	400	410
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/33	325	333
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/34	300	307
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	325	331
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/35	1,000	1,018
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/36	315	320
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/37	300	303
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/38	300	302
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/39	275	277
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	5,320	5,310
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	350	351
	Mountain View Los Altos CA Union High School District GO	0.000%	8/1/26	3,500	3,235
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/33	3,000	2,356
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/34	4,150	3,230
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/32	500	531
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/34	350	373
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/35	450	479
[1]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/37	1,220	1,291
	Mountain View-Whisman School District GO	4.000%	9/1/32	260	273
	Mountain View-Whisman School District GO	4.000%	9/1/33	500	526
	Mountain View-Whisman School District GO	3.000%	9/1/39	2,200	1,842
	Mountain View-Whisman School District GO	3.000%	9/1/40	1,000	828
	Mountain View-Whisman School District GO	4.000%	9/1/40	1,300	1,345
	Mountain View-Whisman School District GO	4.000%	9/1/42	1,250	1,277
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	570	598
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	170	178

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	1,915	2,008
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	12,890	15,518
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	11,350	13,664
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	17,830	21,466
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	13,385	16,547
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	15,950	19,718
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	18,100	22,376
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/25	700	708
[1]	Murrieta Valley Unified School District GO	5.000%	9/1/25	1,400	1,416
[1]	Murrieta Valley Unified School District GO	0.000%	9/1/33	475	338
	Napa Valley Community College District GO	4.000%	8/1/30	8,130	8,211
	Napa Valley Community College District GO	4.000%	8/1/31	4,650	4,694
	Napa Valley Unified School District GO	0.000%	8/1/29	2,000	1,659
	Napa Valley Unified School District GO	0.000%	8/1/33	6,070	4,306
[1]	Napa Valley Unified School District GO	4.000%	8/1/33	2,370	2,399
[1]	Natomas Unified School District GO	4.000%	8/1/45	1,450	1,426
	Nevada Joint Union High School District GO	4.000%	8/1/32	1,320	1,343
	Nevada Joint Union High School District GO	4.000%	8/1/34	580	587
	New Haven Unified School District GO	5.000%	8/1/27	1,335	1,386
	New Haven Unified School District GO	4.000%	8/1/29	100	102
	New Haven Unified School District GO	4.000%	8/1/30	100	102
	New Haven Unified School District GO	4.000%	8/1/31	100	102
	New Haven Unified School District GO	4.000%	8/1/32	100	102
	New Haven Unified School District GO	4.000%	8/1/35	325	330
	New Haven Unified School District GO	4.000%	8/1/36	155	157
	New Haven Unified School District GO	4.000%	8/1/37	300	304
	New Haven Unified School District GO	4.000%	8/1/38	805	808
[1]	Newark CA Unified School District GO	0.000%	8/1/26	3,300	3,045
[5]	Newark CA Unified School District GO	4.000%	8/1/36	1,135	1,178
[5]	Newark CA Unified School District GO	4.000%	8/1/38	885	901
[5]	Newark CA Unified School District GO	4.000%	8/1/40	1,000	1,013
[5]	Newark CA Unified School District GO	4.000%	8/1/42	1,000	1,014
	Newport Beach CA Special Assessment Revenue	4.125%	9/2/38	1,025	1,005
	Newport Beach CA Special Assessment Revenue	5.000%	9/2/43	725	754
	Newport Mesa Unified School District GO	5.000%	8/1/26	1,175	1,220
	Newport Mesa Unified School District GO	0.000%	8/1/29	4,625	3,883
	Newport Mesa Unified School District GO	0.000%	8/1/30	3,000	2,434
	Newport Mesa Unified School District GO	0.000%	8/1/31	1,500	1,174
[3]	Newport Mesa Unified School District GO	0.000%	8/1/31	5,275	4,101
	Newport Mesa Unified School District GO	0.000%	8/1/32	14,000	10,552
	Norco CA Special Tax Revenue	5.000%	9/1/24	1,380	1,383
	Norco CA Special Tax Revenue	5.000%	9/1/25	500	506
	Norco CA Special Tax Revenue	5.000%	9/1/26	1,620	1,658
	Norco CA Special Tax Revenue	5.000%	9/1/27	1,755	1,818
[5]	Norco CA Special Tax Revenue	5.000%	9/1/28	805	845
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,000	1,087
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	440	453
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	1,000	1,085
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	855	922
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/39	1,565	1,580
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	750	813
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	650	715
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	2,025	2,257
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	500	522
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	2,000	2,229
[5]	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	4.000%	3/1/34	2,145	2,227
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	500	522
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	3,020	3,151
[3]	North Orange County CA Community College District GO	0.000%	8/1/27	6,880	6,130
	North Orange County CA Community College District GO	3.000%	8/1/38	1,805	1,535
	North Orange County CA Community College District GO	3.000%	8/1/39	2,165	1,814
	North Orange County CA Community College District GO	3.000%	8/1/40	2,200	1,816
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	119,870	119,876
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	86,060	90,996
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/27	1,285	1,327
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/28	1,200	1,239
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/29	1,775	1,832
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/31	1,385	1,426
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/32	2,550	2,621
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/33	4,285	4,395

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/34	3,295	3,374
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/36	5,000	5,125
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,500	3,588
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/38	1,250	1,280
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/39	1,525	1,559
[14]	Northstar Community Services District Special Tax Revenue	5.000%	9/1/21	693	180
[3]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/26	750	694
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/34	615	554
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/35	425	381
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/38	1,420	1,220
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/39	900	762
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/40	1,150	958
	Novato CA Unified School District GO	3.000%	8/1/39	1,130	954
	Novato CA Unified School District GO	4.000%	8/1/41	8,000	7,925
	Novato CA Unified School District GO	3.000%	8/1/42	4,075	3,292
	Novato CA Unified School District GO	3.000%	8/1/43	3,000	2,392
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/39	1,475	1,475
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/40	1,465	1,461
	Oak Grove School District GO	0.000%	8/1/27	1,700	1,517
	Oak Grove School District GO	0.000%	8/1/29	2,750	2,283
[4]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/30	0.000%	8/1/31	1,915	1,522
[4]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/30	0.000%	8/1/32	1,030	817
	Oakland CA GO	2.000%	1/15/34	5,505	4,467
	Oakland CA GO	2.000%	1/15/35	4,480	3,586
	Oakland CA GO	2.125%	1/15/36	4,735	3,784
	Oakland CA GO	3.000%	1/15/40	6,580	5,504
	Oakland Unified School District/Alameda County GO	5.000%	8/1/36	1,135	1,175
[5]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	1,565	1,599
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	3,000	3,100
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	13,250	10,728
[5]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	4,280	4,295
[5]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	4,645	4,657
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,615	2,665
[6]	Oceanside CA Unified School District GO	0.000%	8/1/29	3,170	2,617
[6]	Oceanside CA Unified School District GO	0.000%	8/1/30	2,050	1,630
[1]	Oceanside CA Unified School District GO	4.000%	8/1/38	500	510
[1]	Oceanside CA Unified School District GO	4.000%	8/1/40	1,320	1,331
	Ohlone Community College District GO	4.000%	8/1/34	3,920	3,951
	Ohlone Community College District GO	3.000%	8/1/38	4,345	3,749
	Ontario CA Special Tax Revenue	4.000%	9/1/33	3,510	3,397
	Ontario CA Special Tax Revenue	5.000%	9/1/38	1,205	1,239
	Ontario CA Special Tax Revenue	5.250%	9/1/43	1,000	1,027
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/41	1,250	1,263
	Ontario Montclair School District GO	5.000%	8/1/43	2,065	2,281
	Orange County CA Ocean View School District GO	5.000%	8/1/42	1,105	1,228
	Orange County CA Ocean View School District GO	5.000%	8/1/44	1,385	1,524
	Orange County CA Ocean View School District GO	5.000%	8/1/45	1,125	1,235
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/27	500	525
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/28	900	960
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/29	1,000	1,082
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	2,870	3,093
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	6,865	7,379
	Orange County Water District Water Revenue	4.000%	8/15/35	790	819
	Orange Unified School District GO	5.000%	8/1/40	2,975	3,335
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/32	1,045	1,071
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/34	1,130	1,151
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/36	1,170	1,178
[1]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/37	770	773
[6]	Oxnard School District GO	0.000%	8/1/31	1,520	1,151
[6]	Oxnard School District GO	0.000%	7/1/33	3,445	2,400
[5,10]	Oxnard School District GO TOB VRDO	3.950%	6/3/24	3,800	3,800
	Oxnard Union High School District GO	5.000%	8/1/26	850	881
	Oxnard Union High School District GO	5.000%	8/1/27	750	791
	Oxnard Union High School District GO	4.000%	8/1/30	2,000	2,034
	Oxnard Union High School District GO	4.000%	8/1/31	750	764
	Oxnard Union High School District GO	4.000%	8/1/32	325	334
	Oxnard Union High School District GO	4.000%	8/1/33	375	384
	Oxnard Union High School District GO	4.000%	8/1/35	1,125	1,148
	Oxnard Union High School District GO	4.000%	8/1/36	750	762
	Oxnard Union High School District GO	4.000%	8/1/38	1,630	1,636

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pajaro Valley Unified School District GO	4.000%	8/1/33	225	228
	Pajaro Valley Unified School District GO	4.000%	8/1/34	250	253
	Pajaro Valley Unified School District GO	4.000%	8/1/35	300	303
	Pajaro Valley Unified School District GO	5.000%	8/1/38	1,155	1,207
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/26	475	470
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/31	800	776
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/37	1,400	1,310
[5]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,075	1,092
[5]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	1,100	1,132
[5]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,200	1,245
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	1,190	1,209
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	550	559
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	830	855
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	700	722
[3]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,405
[3]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,324
[3]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,487
[3]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	750	777
[3]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,000	2,073
[5]	Palmdale Elementary School District Special Tax Revenue	4.000%	8/1/42	1,160	1,156
[5]	Palmdale Elementary School District Special Tax Revenue	5.000%	8/1/44	800	870
	Palo Alto CA COP	2.125%	11/1/43	2,000	1,327
	Palomar Community College District GO	5.000%	8/1/33	2,805	2,951
	Palomar Community College District GO	5.000%	8/1/35	2,485	2,614
	Palomar Health COP	5.000%	11/1/24	965	966
	Palomar Health COP	5.000%	11/1/26	920	922
	Palomar Health COP	5.000%	11/1/27	750	744
[6]	Palomar Health GO	0.000%	8/1/24	5,130	5,095
[6]	Palomar Health GO	0.000%	8/1/26	1,250	1,142
	Palomar Health GO	5.000%	8/1/26	585	596
[3]	Palomar Health GO	0.000%	8/1/27	16,165	14,075
[6]	Palomar Health GO	0.000%	8/1/27	8,095	7,092
	Palomar Health GO	5.000%	8/1/27	545	552
[6]	Palomar Health GO	0.000%	8/1/28	500	420
	Palomar Health GO	5.000%	8/1/28	1,640	1,656
	Palomar Health GO	5.000%	8/1/28	8,570	8,632
[6]	Palomar Health GO	0.000%	8/1/29	7,210	5,810
	Palomar Health GO	5.000%	8/1/29	875	879
	Palomar Health GO	5.000%	8/1/29	4,690	4,712
	Palomar Health GO	4.000%	8/1/30	2,150	2,063
	Palomar Health GO	5.000%	8/1/30	1,230	1,235
	Palomar Health GO	4.000%	8/1/31	1,670	1,595
	Palomar Health GO	5.000%	8/1/31	800	803
	Palomar Health GO	4.000%	8/1/32	5,010	4,752
	Palomar Health GO	5.000%	8/1/33	1,320	1,324
	Palomar Health GO	0.000%	8/1/34	225	131
	Palomar Health GO	4.000%	8/1/34	1,100	1,032
	Palomar Health GO	0.000%	8/1/35	595	327
	Palomar Health GO	4.000%	8/1/35	100	94
	Palomar Health GO	0.000%	8/1/36	510	264
	Palomar Health GO	4.000%	8/1/36	5,015	4,708
	Palomar Health GO	0.000%	8/1/37	1,210	586
	Palomar Health GO	3.000%	8/1/37	250	202
	Palomar Health GO	4.000%	8/1/37	4,285	4,028
[6]	Palomar Health GO	7.000%	8/1/38	3,510	3,967
[1]	Palomar Health GO	0.000%	8/1/39	10,690	5,225
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	2,390	2,391
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,345	4,356
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	3,750	3,747
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,000	2,956
[3]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/26	320	294
[3]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	6,050	5,483
[5]	Paramount Unified School District GO	4.000%	8/1/30	70	73
[5]	Paramount Unified School District GO	4.000%	8/1/31	125	131
[5]	Paramount Unified School District GO	4.000%	8/1/34	150	156
[5]	Paramount Unified School District GO	4.000%	8/1/35	300	312
[5]	Paramount Unified School District GO	4.000%	8/1/37	390	401
[5]	Paramount Unified School District GO	4.000%	8/1/38	690	703
[5]	Paramount Unified School District GO	4.000%	8/1/40	450	456

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Unified School District GO	0.000%	8/1/42	2,000	875
[5]	Paramount Unified School District GO	3.000%	8/1/45	2,000	1,564
	Pasadena Area Community College District GO	5.000%	8/1/41	825	923
	Pasadena Area Community College District GO	5.000%	8/1/42	1,000	1,111
	Pasadena Area Community College District GO	5.000%	8/1/43	500	552
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	3/1/32	1,900	1,416
	Pasadena Unified School District GO	5.000%	8/1/26	1,015	1,052
	Pasadena Unified School District GO	4.000%	8/1/32	1,115	1,125
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/33	595	644
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/35	750	817
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/36	1,000	1,086
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/37	1,000	1,079
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/38	600	642
	Peralta Community College District GO	4.000%	8/1/26	1,500	1,505
	Peralta Community College District GO	5.000%	8/1/26	650	674
	Peralta Community College District GO	5.000%	8/1/27	1,490	1,520
	Peralta Community College District GO	5.000%	8/1/27	1,000	1,055
	Peralta Community College District GO	5.000%	8/1/28	2,455	2,502
	Peralta Community College District GO	5.000%	8/1/29	3,115	3,172
	Peralta Community College District GO	5.000%	8/1/30	2,260	2,299
	Peralta Community College District GO	5.000%	8/1/31	1,650	1,674
	Peralta Community College District GO	5.000%	8/1/32	4,340	4,398
	Peralta Community College District GO	4.000%	8/1/33	2,755	2,655
	Peralta Community College District GO	4.000%	8/1/34	2,865	2,751
	Peralta Community College District GO	5.000%	8/1/34	3,025	3,065
	Peralta Community College District GO	4.000%	8/1/39	3,570	3,484
	Peralta Community College District GO	5.250%	8/1/42	2,000	2,251
[3]	Perris CA Union High School District GO	0.000%	9/1/25	1,130	1,079
	Perris CA Union High School District GO	3.000%	9/1/36	1,090	956
	Perris CA Union High School District GO	3.000%	9/1/38	800	683
	Perris CA Union High School District GO	3.000%	9/1/39	850	716
	Perris CA Union High School District GO	3.000%	9/1/40	1,000	830
[1]	Perris CA Union High School District GO	4.000%	9/1/40	2,000	2,013
	Perris CA Union High School District GO	2.125%	9/1/41	2,500	1,692
	Piedmont Unified School District GO	3.000%	8/1/39	180	154
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/25	855	857
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/26	900	902
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27	1,220	1,222
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/28	1,285	1,287
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28	3,000	3,083
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,350	1,353
[9]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	2,965	2,835
[9]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/26	150	138
[9]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	355	291
[1]	Pittsburg Unified School District GO	5.000%	8/1/39	1,100	1,210
[1]	Pittsburg Unified School District GO	5.000%	8/1/40	2,010	2,198
[1]	Pittsburg Unified School District GO	5.000%	8/1/41	3,325	3,627
[1]	Pittsburg Unified School District GO	5.000%	8/1/42	3,820	4,150
[1]	Pittsburg Unified School District GO	5.000%	8/1/43	2,000	2,158
[1]	Pittsburg Unified School District GO	4.125%	8/1/45	2,000	1,980
[10]	Pittsburg Unified School District GO TOB VRDO	3.480%	6/7/24	7,575	7,575
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/26	2,345	2,380
[1]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/27	2,555	2,611
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/31	150	117
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,500	1,336
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,500	1,315
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	862
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	1,250	1,061
[1]	Placer Union High School District GO	0.000%	8/1/29	4,425	3,670
[1]	Placer Union High School District GO	0.000%	8/1/30	2,400	1,919
[1]	Placer Union High School District GO	0.000%	8/1/31	8,800	6,774
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/36	425	436
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/37	925	944
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/38	515	521
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/39	865	873
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/40	880	886
	Pleasanton Unified School District GO	4.000%	8/1/34	1,050	1,066

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pleasanton Unified School District GO	4.000%	8/1/35	1,000	1,014
[5]	Pomona Unified School District GO	5.000%	8/1/26	450	451
[1]	Pomona Unified School District GO	4.000%	8/1/32	1,175	1,184
	Pomona Unified School District GO	4.000%	8/1/37	920	949
	Pomona Unified School District GO	5.250%	8/1/38	1,000	1,143
	Pomona Unified School District GO	5.250%	8/1/40	1,000	1,127
[1]	Pomona Unified School District GO	2.125%	8/1/41	3,250	2,239
	Pomona Unified School District GO	5.250%	8/1/43	1,500	1,667
	Port Commission of the City & County of San Francisco Port, Airport & Marina Revenue	4.000%	3/1/39	1,240	1,249
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/30	4,045	4,181
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/31	2,560	2,644
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/32	4,340	4,479
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	3,615	3,727
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/36	1,985	1,987
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/27	1,250	1,313
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/28	1,610	1,685
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	25	26
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	925	968
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/25	150	153
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/26	125	129
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/27	115	121
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/28	125	133
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/29	150	162
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/30	170	185
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/31	125	129
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/32	150	155
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/33	155	160
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/34	150	155
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/36	200	206
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/37	175	179
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/38	220	224
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/39	270	275
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/40	225	228
	Portola Valley School District GO	3.000%	8/1/35	875	786
	Portola Valley School District GO	3.000%	8/1/36	640	569
	Portola Valley School District GO	3.000%	8/1/37	700	614
	Portola Valley School District GO	3.000%	8/1/38	675	585
	Portola Valley School District GO	3.000%	8/1/39	725	620
	Portola Valley School District GO	3.000%	8/1/40	530	446
[5]	Poway Public Financing Authority Water Revenue	5.000%	6/1/40	550	608
[5]	Poway Public Financing Authority Water Revenue	5.000%	6/1/41	365	401
[5]	Poway Public Financing Authority Water Revenue	4.000%	6/1/43	1,230	1,246
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/26	1,370	1,399
	Poway Unified School District GO	0.000%	8/1/28	9,070	7,821
	Poway Unified School District GO	0.000%	8/1/29	10,310	8,582
	Poway Unified School District GO	0.000%	8/1/30	100	80
	Poway Unified School District GO	0.000%	8/1/31	2,375	1,838
	Poway Unified School District GO	0.000%	8/1/34	3,500	2,400
	Poway Unified School District GO	0.000%	8/1/35	8,475	5,575
	Poway Unified School District GO	0.000%	8/1/36	9,420	5,917
	Poway Unified School District GO	0.000%	8/1/39	3,445	1,853
	Poway Unified School District GO	0.000%	8/1/41	3,000	1,439
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	775	789
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,765	1,794
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	1,000	1,019
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	2,505	2,586
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/26	890	892
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27	950	953
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/29	955	958
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30	1,180	1,183
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/31	1,235	1,238
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32	1,345	1,349
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/33	1,440	1,444
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/34	1,515	1,519
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/35	1,605	1,609
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/24	150	150
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/25	145	145
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/26	190	191
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/27	315	319
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	265	270

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	390	398
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	345	375
[1]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	325	354
[1]	Poway Unified School District Special Tax Revenue	2.875%	9/1/33	180	162
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/34	405	370
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/34	500	511
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/35	235	214
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/36	715	728
[1]	Poway Unified School District Special Tax Revenue	3.000%	9/1/37	500	443
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/38	835	845
[1]	Poway Unified School District Special Tax Revenue	3.125%	9/1/39	565	483
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/40	970	975
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/24	150	149
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/25	165	162
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/26	180	179
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/27	200	199
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/29	240	239
[5]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/32	800	872
[5]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/33	1,000	1,090
[5]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/34	1,000	1,093
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/37	500	475
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/37	3,000	2,876
[5]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/38	4,900	5,257
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/38	800	815
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/39	800	807
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/41	390	350
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/27	1,700	1,705
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/28	2,800	2,807
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/30	1,500	1,504
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/31	1,400	1,404
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/32	1,710	1,714
[1]	Rancho Santiago Community College District GO	0.000%	9/1/28	1,000	858
[1]	Rancho Santiago Community College District GO	0.000%	9/1/30	14,450	11,532
	Rancho Water District Financing Authority Water Revenue	3.000%	8/1/40	5,105	4,228
	Ravenswood CA City School District GO	4.000%	8/1/32	130	136
	Ravenswood CA City School District GO	4.000%	8/1/36	270	279
	Ravenswood CA City School District GO	4.000%	8/1/38	975	990
	Ravenswood CA City School District GO	4.000%	8/1/40	590	595
[5]	Ravenswood CA City School District GO	5.000%	8/1/43	2,075	2,278
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	830	842
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	730	741
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/26	1,000	1,031
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,413
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/30	800	854
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/26	675	690
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/28	1,000	1,022
[3]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/35	500	494
	Redwood City CA Special Tax Revenue	5.000%	9/1/29	700	700
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/38	1,845	1,609
[9]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/25	3,350	3,205
	Redwood City School District GO	3.000%	8/1/33	1,430	1,299
	Redwood City School District GO	3.000%	8/1/40	1,490	1,221
	Rialto CA Special Tax Revenue	5.000%	9/1/43	2,340	2,368
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/28	1,000	1,059
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/30	1,285	1,361
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/32	470	497
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/33	760	802
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/37	8,225	8,622
[5]	Rialto Unified School District GO	0.000%	8/1/28	115	98
[5]	Rialto Unified School District GO	0.000%	8/1/29	140	115
[5]	Rialto Unified School District GO	0.000%	8/1/30	665	528
[5]	Rialto Unified School District GO	0.000%	8/1/31	595	454
[5]	Rialto Unified School District GO	0.000%	8/1/32	925	677
[5]	Rialto Unified School District GO	0.000%	8/1/33	860	603
[5]	Rialto Unified School District GO	0.000%	8/1/34	400	269

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Rialto Unified School District GO	0.000%	8/1/35	825	529
[5]	Rialto Unified School District GO	0.000%	8/1/36	720	438
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/35	3,285	3,394
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/37	2,000	2,043
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/39	760	818
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/29	75	77
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/27	1,065	1,123
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/28	1,225	1,313
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/29	1,600	1,742
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/31	1,000	1,084
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/34	3,025	3,258
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/35	1,210	1,302
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/36	1,670	1,792
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/37	1,600	1,710
[5]	Rio Elementary CA School District BAN GO	0.000%	7/1/28	3,000	2,552
	Rio Hondo CA Community College District GO	0.000%	8/1/31	2,045	1,575
	Rio Hondo CA Community College District GO	0.000%	8/1/35	5,000	3,266
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/36	365	400
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/37	300	327
[1]	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/38	500	499
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/41	1,000	897
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/42	1,000	1,000
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/42	4,000	4,305
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/43	1,500	1,475
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/46	1,290	1,102
[10,11]	River Islands Public Financing Authority Special Tax Revenue TOB VRDO	4.200%	6/3/24	97,700	97,700
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,381
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/40	350	395
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/41	600	674
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/42	515	577
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/43	340	378
	Riverside CA Sewer Revenue	5.000%	8/1/26	600	622
	Riverside CA Sewer Revenue	5.000%	8/1/27	1,055	1,113
	Riverside CA Water Revenue	5.000%	10/1/40	1,250	1,399
	Riverside CA Water Revenue	5.000%	10/1/42	1,250	1,389
	Riverside Community College District GO	3.000%	8/1/33	770	712
	Riverside Community College District GO	4.000%	8/1/34	3,630	3,767
	Riverside Community College District GO	3.000%	8/1/36	1,795	1,601
	Riverside Community College District GO	3.000%	8/1/36	2,000	1,784
	Riverside Community College District GO	3.000%	8/1/37	4,350	3,812
	Riverside Community College District GO	3.000%	8/1/38	1,890	1,632
	Riverside Community College District GO	3.000%	8/1/38	7,065	6,099
	Riverside Community College District GO	3.000%	8/1/39	4,210	3,580
	Riverside Community College District GO	3.000%	8/1/39	7,240	6,157
	Riverside Community College District GO	3.000%	8/1/40	2,000	1,666
	Riverside Community College District GO, Prere.	0.000%	2/1/25	2,755	2,434
	Riverside Community College District GO, Prere.	0.000%	2/1/25	1,650	1,390
	Riverside Community College District GO, Prere.	5.000%	8/1/25	3,080	3,138
[3]	Riverside County Asset Leasing Corp. Lease (Abatement) Revenue (Riverside County Hospital Project)	0.000%	6/1/25	8,735	8,401
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/28	500	507
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/30	1,070	1,086
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/32	1,150	1,167
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/35	1,930	1,952
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/36	2,010	2,030
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	9,885	10,120
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	6,095	6,240
[5]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/33	3,535	3,705
[5]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/35	1,220	1,279
[5]	Riverside County Public Financing Authority Tax Allocation Revenue	4.000%	10/1/40	5,000	4,948
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,440	1,468
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,160	1,182
[5]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	520	539
[5]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/30	750	775
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/31	2,930	2,944
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	3,075	3,089
[5]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	590	610
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/33	1,230	1,235
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/34	1,975	1,983
[5]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/37	1,015	1,049
[5]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/39	3,750	3,744

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	5.000%	10/1/29	1,900	1,974
[5]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	3.000%	10/1/35	340	298
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/31	5,000	3,766
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/32	4,000	2,891
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/33	5,500	3,816
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/34	3,500	2,333
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	4,150	4,177
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	3,795	3,800
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	3,750	3,687
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/41	3,500	3,416
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/25	300	306
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/26	375	390
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/30	630	677
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/31	600	645
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/32	550	590
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/33	635	682
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/34	650	700
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,182
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/36	935	1,003
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,385	1,390
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,270
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,059
	Riverside Unified School District GO	4.000%	8/1/29	850	868
	Riverside Unified School District GO	4.000%	8/1/30	850	867
	Riverside Unified School District GO	4.000%	8/1/31	1,250	1,275
	Riverside Unified School District GO	4.000%	8/1/34	1,135	1,154
	Riverside Unified School District GO	3.000%	8/1/36	2,000	1,755
	Riverside Unified School District GO	3.000%	8/1/37	2,000	1,732
	Riverside Unified School District GO	3.000%	8/1/38	2,310	1,975
	Riverside Unified School District GO	3.000%	8/1/39	5,000	4,221
	Riverside Unified School District GO	3.000%	8/1/40	7,500	6,212
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/39	500	512
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/44	690	699
[5]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/27	1,550	1,567
[5]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/28	1,650	1,674
[5]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/29	1,820	1,851
[3]	Rocklin Unified School District GO	0.000%	8/1/24	2,965	2,947
	Romoland School District Special Tax Revenue	4.000%	9/1/26	100	99
	Romoland School District Special Tax Revenue	4.000%	9/1/28	100	99
	Romoland School District Special Tax Revenue	4.000%	9/1/29	100	99
	Romoland School District Special Tax Revenue	4.000%	9/1/31	100	98
	Romoland School District Special Tax Revenue	4.000%	9/1/32	100	98
	Romoland School District Special Tax Revenue	4.000%	9/1/33	100	97
	Romoland School District Special Tax Revenue	4.000%	9/1/34	100	97
	Romoland School District Special Tax Revenue	4.000%	9/1/35	115	112
	Romoland School District Special Tax Revenue	5.000%	9/1/38	250	262
[8]	Romoland School District Special Tax Revenue	5.000%	9/1/39	610	638
	Romoland School District Special Tax Revenue	5.000%	9/1/43	440	451
[8]	Romoland School District Special Tax Revenue	5.000%	9/1/44	565	580
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/32	250	260
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/33	350	365
	Roseville CA Electric System Intergovernmental Agreement Revenue, Prere.	5.000%	8/1/24	3,425	3,431
	Roseville CA Special Tax Revenue	4.000%	9/1/24	55	55
	Roseville CA Special Tax Revenue	4.000%	9/1/25	50	50
	Roseville CA Special Tax Revenue	4.000%	9/1/26	110	109
	Roseville CA Special Tax Revenue	4.000%	9/1/26	100	99
	Roseville CA Special Tax Revenue	4.000%	9/1/27	220	217
	Roseville CA Special Tax Revenue	4.000%	9/1/27	120	119
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	202
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	202
	Roseville CA Special Tax Revenue	4.000%	9/1/29	200	196
	Roseville CA Special Tax Revenue	4.000%	9/1/29	240	236
	Roseville CA Special Tax Revenue	5.000%	9/1/29	500	501
	Roseville CA Special Tax Revenue	4.000%	9/1/30	125	122
	Roseville CA Special Tax Revenue	4.000%	9/1/30	85	83
	Roseville CA Special Tax Revenue	4.000%	9/1/31	165	161
	Roseville CA Special Tax Revenue	4.000%	9/1/32	265	258
	Roseville CA Special Tax Revenue	4.000%	9/1/33	250	242

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Roseville CA Special Tax Revenue	4.000%	9/1/33	570	555
	Roseville CA Special Tax Revenue	4.000%	9/1/34	500	486
	Roseville CA Special Tax Revenue	4.000%	9/1/36	750	718
	Roseville CA Special Tax Revenue	4.000%	9/1/36	485	465
	Roseville CA Special Tax Revenue	2.500%	9/1/37	1,540	1,168
	Roseville CA Special Tax Revenue	4.000%	9/1/40	1,325	1,207
	Roseville CA Special Tax Revenue	4.000%	9/1/41	305	274
	Roseville CA Special Tax Revenue	4.000%	9/1/41	2,290	2,060
	Roseville CA Special Tax Revenue	4.000%	9/1/41	500	454
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/27	1,100	1,161
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/29	750	792
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/30	2,000	2,109
[1]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/31	2,665	2,807
[5]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/26	300	278
[5]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/27	370	333
[5]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/28	615	537
[5]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/35	2,000	1,597
	Roseville Joint Union High School District GO	0.000%	8/1/24	580	576
	Roseville Joint Union High School District GO	0.000%	8/1/25	555	531
	Roseville Joint Union High School District GO	0.000%	8/1/26	500	461
	Roseville Joint Union High School District GO	0.000%	8/1/28	500	427
[1]	Roseville Joint Union High School District GO	0.000%	8/1/29	3,215	2,660
	Roseville Joint Union High School District GO	0.000%	8/1/29	1,085	893
	Roseville Joint Union High School District GO	0.000%	8/1/30	1,000	792
[1]	Roseville Joint Union High School District GO	0.000%	8/1/31	6,815	5,228
	Roseville Joint Union High School District GO	0.000%	8/1/31	1,585	1,204
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	3,100	3,111
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/27	455	463
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	1,725	1,767
[1]	Ross Valley CA School District GO	0.000%	7/1/26	1,555	1,437
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/26	280	281
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/27	650	652
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/28	250	251
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/29	500	501
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/33	1,280	1,283
[5]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/34	1,340	1,343
	Sacramento Area Flood Control Agency Special Assessment Revenue	4.000%	10/1/40	2,390	2,410
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/25	605	608
	Sacramento CA City Unified School District GO	5.000%	8/1/27	205	215
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/28	625	636
[5]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,000	1,064
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/29	230	235
[5]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,885	2,036
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/29	200	204
[5]	Sacramento CA City Unified School District GO	5.000%	7/1/30	2,300	2,516
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/30	200	203
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/31	220	226
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/33	200	206
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/34	605	622
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/35	450	461
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/37	1,000	1,020
[5]	Sacramento CA City Unified School District GO	5.000%	8/1/38	1,000	1,080
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/39	2,000	2,016
[5]	Sacramento CA City Unified School District GO	5.000%	8/1/39	2,010	2,164
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/41	1,700	1,701
[5]	Sacramento CA City Unified School District GO	5.000%	8/1/41	2,000	2,138
[5]	Sacramento CA City Unified School District GO	4.000%	8/1/42	4,350	4,325
	Sacramento CA Special Tax Revenue	3.000%	9/1/24	395	392
	Sacramento CA Special Tax Revenue	4.000%	9/1/26	505	501
	Sacramento CA Special Tax Revenue	4.000%	9/1/28	635	628
	Sacramento CA Special Tax Revenue	4.000%	9/1/30	260	256
	Sacramento CA Special Tax Revenue	4.000%	9/1/31	220	216
	Sacramento CA Special Tax Revenue	4.000%	9/1/32	315	308
	Sacramento CA Special Tax Revenue	4.000%	9/1/34	560	545
	Sacramento CA Special Tax Revenue	4.000%	9/1/36	660	633
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/26	2,075	2,127
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	1,535	1,594
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	3,735	3,883
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,605	1,687
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,500	1,580

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/29	1,240	1,304
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/30	930	979
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,000	2,112
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	1,600	1,686
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/32	1,395	1,473
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/33	985	1,039
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,250	1,319
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,520	1,600
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/35	2,000	2,109
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/37	2,405	2,526
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,290	1,349
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,375	1,435
[5]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	1,300	1,331
[5]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,725	1,767
[3]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	5,000	4,721
[3]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/27	15,815	13,819
[3]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/31	5,000	3,732
[3]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/34	3,990	2,614
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,440	1,493
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,325	1,374
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,410	1,462
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,080	1,120
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,057
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,815	1,918
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	1,410	1,514
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	3,410	3,629
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	1,845	1,965
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	665	708
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,510	1,608
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	750	798
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,029
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,054
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	1,250	1,328
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,530	2,681
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	1,011
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	4,028
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	16,010	16,340
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,000	2,033
[5]	Sacramento County CA Airport System Port, Airport & Marina Revenue BAN	4.000%	7/1/38	960	980
[1]	Sacramento County CA COP	5.000%	10/1/26	1,045	1,081
	Sacramento County CA COP	5.000%	10/1/27	1,100	1,155
[1]	Sacramento County CA COP	5.000%	10/1/27	660	694
[1]	Sacramento County CA COP	5.000%	10/1/28	695	742
[1]	Sacramento County CA COP	5.000%	10/1/29	1,700	1,838
	Sacramento County CA Special Tax Revenue	5.000%	9/1/27	2,360	2,392
	Sacramento County CA Special Tax Revenue	5.000%	9/1/28	3,000	3,051
	Sacramento County CA Special Tax Revenue	5.000%	9/1/29	3,105	3,159
	Sacramento County CA Special Tax Revenue	5.000%	9/1/30	7,030	7,191
	Sacramento County CA Special Tax Revenue	5.000%	9/1/32	3,050	3,140
	Sacramento County CA Special Tax Revenue	5.000%	9/1/34	3,400	3,499
	Sacramento County CA Special Tax Revenue	5.000%	9/1/35	1,635	1,681
	Sacramento County CA Special Tax Revenue	5.000%	9/1/36	1,000	1,025
	Sacramento County CA Special Tax Revenue	5.000%	9/1/37	1,200	1,224
	Sacramento County CA Special Tax Revenue	5.000%	9/1/42	5,000	4,956
	Sacramento County California Housing Authority Multifamily Tax-Exempt Bonds Revenue	4.125%	4/1/40	2,500	2,420
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/26	1,155	1,209
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/28	2,725	2,952
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	11,500	10,478
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/42	2,000	2,247
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/43	2,000	2,237
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/44	2,000	2,226
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/45	2,000	2,221
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,540	2,635
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,000	2,074
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	1,000	1,135
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	1,250	1,413
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/40	2,245	2,523
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/41	1,675	1,875
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/42	2,370	2,644
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/43	3,125	3,472

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	4,715	4,767
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/30	11,500	12,509
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/35	850	856
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/36	680	684
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/37	950	950
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/38	2,820	2,792
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/39	2,930	2,889
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/40	2,045	2,002
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/41	1,075	1,050
[5]	Salinas City Elementary School District GO	5.000%	8/1/43	1,050	1,137
	Salinas Union High School District GO	4.000%	8/1/36	1,000	1,030
	Salinas Union High School District GO	4.000%	8/1/38	1,200	1,214
	Salinas Union High School District GO	4.000%	8/1/39	1,000	1,009
	Salinas Union High School District GO	4.000%	8/1/40	1,000	1,007
	Salinas Union High School District GO	5.000%	8/1/41	1,380	1,534
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/26	890	921
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/27	1,245	1,308
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/28	2,315	2,468
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/29	1,415	1,506
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/30	1,115	1,186
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/35	2,500	2,652
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/38	3,250	3,430
[3]	San Bernardino City Unified School District GO	0.000%	8/1/26	1,300	1,195
[3]	San Bernardino City Unified School District GO	0.000%	8/1/27	310	274
[3,5]	San Bernardino City Unified School District GO	0.000%	8/1/27	455	403
[1]	San Bernardino City Unified School District GO	1.250%	8/1/29	450	378
[1]	San Bernardino City Unified School District GO	4.000%	8/1/29	1,100	1,138
[1]	San Bernardino City Unified School District GO	0.000%	8/1/30	11,700	9,248
[1]	San Bernardino City Unified School District GO	5.000%	8/1/30	630	663
[1]	San Bernardino City Unified School District GO	1.625%	8/1/31	2,000	1,630
[5]	San Bernardino Community College District GO	0.000%	8/1/44	7,000	2,836
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	815
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	853
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	738
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	771
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,165	778
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	8,370	8,533
	San Bernardino Community College District GO, Prere.	5.000%	8/15/25	5,000	5,100
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	665	681
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	4,670	4,934
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	4,370	4,471
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/27	815	850
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/29	1,315	1,377
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/30	215	225
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/31	2,365	2,477
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/32	2,735	2,862
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/33	815	852
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/34	3,055	3,195
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/35	1,635	1,710
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/36	1,525	1,593
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/37	1,070	1,115
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,255	1,305
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	1,000	1,031
	San Diego CA Unified School District GO	0.000%	7/1/28	3,535	3,070
	San Diego CA Unified School District GO	0.000%	7/1/29	1,250	1,027
	San Diego CA Unified School District GO	0.000%	7/1/29	3,375	2,822
	San Diego CA Unified School District GO	0.000%	7/1/30	2,010	1,588
	San Diego CA Unified School District GO	0.000%	7/1/30	2,570	2,082
	San Diego CA Unified School District GO	0.000%	7/1/30	3,330	2,687
	San Diego CA Unified School District GO	0.000%	7/1/30	6,220	5,040
[8]	San Diego CA Unified School District GO	5.000%	7/1/30	1,000	1,077
	San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,746
	San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,455
	San Diego CA Unified School District GO	0.000%	7/1/32	2,750	2,056
	San Diego CA Unified School District GO	0.000%	7/1/34	2,700	1,876
	San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,127
[8]	San Diego CA Unified School District GO	5.000%	7/1/34	3,410	3,849
[8]	San Diego CA Unified School District GO	5.000%	7/1/34	3,000	3,386
	San Diego CA Unified School District GO	0.000%	7/1/35	1,275	851
	San Diego CA Unified School District GO	4.000%	7/1/35	2,000	2,084

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego CA Unified School District GO	4.000%	7/1/36	1,640	1,695
	San Diego CA Unified School District GO	4.000%	7/1/36	2,145	2,217
	San Diego CA Unified School District GO	4.000%	7/1/36	3,000	3,115
	San Diego CA Unified School District GO	0.000%	7/1/37	2,000	1,217
	San Diego CA Unified School District GO	3.000%	7/1/37	4,000	3,479
	San Diego CA Unified School District GO	4.000%	7/1/37	1,735	1,788
	San Diego CA Unified School District GO	4.000%	7/1/37	1,585	1,633
[8]	San Diego CA Unified School District GO	5.000%	7/1/37	2,770	3,091
	San Diego CA Unified School District GO	3.000%	7/1/38	6,095	5,219
	San Diego CA Unified School District GO	4.000%	7/1/38	1,805	1,853
[8]	San Diego CA Unified School District GO	5.000%	7/1/38	1,805	2,005
	San Diego CA Unified School District GO	0.000%	7/1/39	4,160	2,280
	San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,601
	San Diego CA Unified School District GO	4.000%	7/1/39	2,030	2,071
	San Diego CA Unified School District GO	5.000%	7/1/39	360	406
	San Diego CA Unified School District GO	0.000%	7/1/40	1,500	777
	San Diego CA Unified School District GO	5.000%	7/1/40	485	540
[8]	San Diego CA Unified School District GO	5.000%	7/1/40	2,820	3,083
	San Diego CA Unified School District GO	5.000%	7/1/41	620	687
	San Diego CA Unified School District GO	5.000%	7/1/41	1,000	1,129
	San Diego CA Unified School District GO	0.000%	7/1/42	2,800	1,304
	San Diego CA Unified School District GO	5.000%	7/1/42	430	474
	San Diego CA Unified School District GO	5.000%	7/1/42	520	583
	San Diego CA Unified School District GO	0.000%	7/1/43	1,000	443
	San Diego CA Unified School District GO	5.000%	7/1/43	600	668
	San Diego CA Unified School District GO	5.000%	7/1/44	680	754
	San Diego CA Unified School District GO	5.000%	7/1/45	1,380	1,522
	San Diego CA Unified School District GO	4.000%	7/1/53	1,000	966
	San Diego CA Unified School District GO, ETM	0.000%	7/1/26	4,925	4,567
	San Diego CA Unified School District GO, ETM	0.000%	7/1/26	3,500	3,252
	San Diego CA Unified School District GO, ETM	0.000%	7/1/27	5,470	4,898
	San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,370	1,227
	San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,690	1,518
	San Diego CA Unified School District GO, ETM	0.000%	7/1/28	1,115	965
	San Diego CA Unified School District GO, ETM	0.000%	7/1/28	960	832
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	625	506
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	3,915	3,178
	San Diego Community College District GO	4.000%	8/1/41	1,450	1,484
	San Diego Community College District GO	4.000%	8/1/42	2,000	2,034
	San Diego Community College District GO	4.000%	8/1/43	2,000	2,026
	San Diego Community College District GO, ETM	0.000%	7/1/28	2,390	2,072
	San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,395	1,427
	San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,650	2,715
	San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,690	2,756
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,935	2,007
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	2,035	2,150
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	1,140	1,224
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,755	3,005
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	780	850
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,600	1,742
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,000	1,050
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,315	1,380
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	455	502
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	800	896
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,870	2,035
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,010	1,060
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,925	3,180
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,049
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	2,765	2,896
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	410	452
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	5,800	6,294
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	8,000	8,130
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,600	1,635
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,690	1,766
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	560	614
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,929
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,850	3,110
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	585	638
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,625	1,795
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	3,035	3,293

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	615	667
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	6,025	6,459
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	650	701
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	4,115	4,441
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,113
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/41	2,520	2,532
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/41	2,250	2,495
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	3,000	3,102
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	2,500	2,761
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	1,455	1,600
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,470	2,600
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	3,665	4,067
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/39	4,590	5,067
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	2,250	2,522
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/42	2,000	2,228
	San Diego County Water Authority Water Revenue	5.000%	5/1/26	2,090	2,161
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,000	3,212
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/35	1,110	1,230
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/37	3,360	3,579
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/38	2,350	2,394
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/39	1,490	1,510
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/40	3,365	3,393
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	1,500	1,700
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/42	2,500	2,813
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	1,000	1,103
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/40	800	899
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,630	1,779
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/42	1,000	1,113
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34	5,000	5,149
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35	5,205	5,360
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36	5,000	5,147
[1]	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	9/1/26	3,665	3,371
	San Dieguito School Facilities Financing Authority Special Tax Revenue	5.000%	3/1/32	1,000	1,059
	San Dieguito Union High School District GO	4.000%	8/1/32	1,065	1,081
	San Dieguito Union High School District GO	3.000%	8/1/37	1,125	974
	San Dieguito Union High School District GO	3.000%	8/1/38	5,690	4,825
	San Dieguito Union High School District GO	3.000%	8/1/39	1,220	1,031
	San Dieguito Union High School District GO	3.000%	8/1/40	2,235	1,854
	San Dieguito Union High School District GO	3.000%	8/1/41	1,250	1,025
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	6,595	6,474
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,005	4,122
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	1,625	1,666
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	5,920	5,799
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/39	2,500	1,743
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	2,000	1,351
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	5,765	5,849
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/34	1,615	1,644
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	3,170	3,221
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38	3,045	3,062
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	2,240	2,250
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	4,000	3,181
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	5.000%	4/1/27	13,095	13,387
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/35	8,660	8,600
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/29	3,035	3,142
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	8,085	7,663
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/30	6,225	6,426
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	8,405	7,918
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	10/1/31	6,075	5,709
	San Francisco CA City & County COP	4.000%	4/1/30	2,180	2,242
	San Francisco CA City & County COP	4.000%	4/1/31	2,265	2,324
	San Francisco CA City & County COP	4.000%	4/1/31	1,915	1,944
	San Francisco CA City & County COP	4.000%	4/1/32	2,355	2,408
	San Francisco CA City & County COP	4.000%	4/1/33	2,450	2,498
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/26	400	395
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/31	375	364
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/36	2,100	1,974
	San Francisco CA City & County GO	5.000%	6/15/26	3,570	3,695
	San Francisco CA City & County GO	5.000%	6/15/27	1,680	1,770
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,072
	San Francisco CA City & County GO	2.000%	6/15/31	1,815	1,540

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA City & County GO	2.000%	6/15/32	4,110	3,420
	San Francisco CA City & County GO	4.000%	6/15/32	5,460	5,628
	San Francisco CA City & County GO	2.000%	6/15/33	4,775	3,900
	San Francisco CA City & County GO	4.000%	6/15/35	200	205
	San Francisco CA City & County GO	4.000%	6/15/37	1,145	1,175
	San Francisco CA City & County GO	3.500%	6/15/38	1,000	1,000
	San Francisco CA City & County GO	4.000%	6/15/40	2,000	2,028
	San Francisco CA City & County GO	4.000%	6/15/41	2,000	2,022
	San Francisco CA City & County GO	4.000%	6/15/42	4,500	4,535
	San Francisco CA City & County GO	4.000%	6/15/42	3,270	3,295
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	7,755	7,855
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,925	1,933
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	3,703
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/33	5,000	4,941
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/34	18,110	17,847
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/35	8,595	8,460
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/38	1,690	1,767
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	9,590	9,463
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	2,000	2,079
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/40	2,500	2,556
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/40	1,550	1,753
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/41	1,500	1,527
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/41	2,530	2,827
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/42	3,200	3,563
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	2,220	2,462
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	2,795	3,099
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	1,480	1,641
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	635	654
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	1,675	1,874
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,594
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	9,090	9,844
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	2,000	2,233
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/37	7,750	7,971
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,800	11,645
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	8,705	8,904
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	10,000	10,743
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	4,875	4,955
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,720	1,739
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	3,250	3,569
[10]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB VRDO	3.410%	6/6/24	3,750	3,750
[8]	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/40	3,500	3,927
[8]	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/41	2,250	2,514
[8]	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/42	2,750	3,058
[8]	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	1,555	1,722
[8]	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	2,635	2,908
	San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/42	1,000	1,044
[10]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/32	500	516
[10]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/32	500	510
[10]	San Francisco City & County CA Infrastructure & Revitalization Fing Dist No. 1 Tax Allocation Revenue	5.000%	9/1/37	500	506
[10]	San Francisco City & County CA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.200%	6/3/24	18,050	18,050
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/39	1,235	1,274
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	1,885	1,920
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,550	3,782
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	9,980	10,163

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	3,135	3,329
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	4,790	5,073
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,000	1,130
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,375	1,553
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/39	1,400	1,449
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,000	1,126
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/40	4,365	4,336
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/40	1,500	1,676
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,595	1,764
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,490	1,648
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/42	1,190	1,312
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/43	7,250	7,606
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	35,300	36,046
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/25	24,285	23,384
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/39	1,100	1,244
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/40	1,500	1,680
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/41	1,655	1,848
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/42	1,250	1,389
[1]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/43	1,000	1,104
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/24	305	305
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/25	400	406
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/26	510	526
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/27	500	515
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/28	885	913
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/29	755	780
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/30	605	625
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/31	935	966
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/32	860	889
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/33	750	775
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/34	555	573
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/35	620	640
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/36	780	799
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	135	135
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	440	441
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	860	861
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	240	240
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	400	406
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/26	1,585	1,635
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	140	140
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	500	515
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/29	460	460
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/31	400	400
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	450	465
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	1,000	1,033
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	670	692
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	660	682

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	700	723
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	660	682
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	400	413
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	900	929
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	350	358
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	625	640
[1]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Transbay Infrastructure Project)	5.000%	8/1/43	2,210	2,398
	San Francisco Community College District GO	5.000%	6/15/29	760	820
[5,8]	San Francisco Community College District GO	5.000%	6/15/30	575	629
	San Francisco Community College District GO	5.000%	6/15/31	500	548
[5,8]	San Francisco Community College District GO	5.000%	6/15/31	430	476
	San Francisco Community College District GO	5.000%	6/15/32	805	875
[5,8]	San Francisco Community College District GO	5.000%	6/15/32	575	643
	San Francisco Community College District GO	4.000%	6/15/33	850	872
[5,8]	San Francisco Community College District GO	5.000%	6/15/33	750	847
	San Francisco Community College District GO	4.000%	6/15/34	595	611
[5,8]	San Francisco Community College District GO	5.000%	6/15/34	800	913
[5,8]	San Francisco Community College District GO	5.000%	6/15/39	1,200	1,339
[5,8]	San Francisco Community College District GO	5.000%	6/15/40	1,600	1,773
[5,8]	San Francisco Community College District GO	5.000%	6/15/41	5,300	5,833
[5,8]	San Francisco Community College District GO	5.000%	6/15/42	5,665	6,206
[5,8]	San Francisco Community College District GO	5.000%	6/15/43	6,335	6,905
[5,8]	San Francisco Community College District GO	5.000%	6/15/44	5,000	5,428
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/32	1,310	1,220
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/41	620	614
[10]	San Francisco Municipal Transportation Agency Transit Revenue TOB VRDO	3.440%	6/6/24	4,000	4,000
	San Francisco Unified School District GO	4.000%	6/15/33	3,140	3,207
	San Francisco Unified School District GO	4.000%	6/15/35	2,010	2,048
	San Francisco Unified School District GO	4.000%	6/15/36	2,540	2,581
	San Francisco Unified School District GO	5.000%	6/15/37	7,565	8,307
	San Francisco Unified School District GO	3.000%	6/15/38	9,120	7,902
	San Francisco Unified School District GO	5.000%	6/15/38	4,000	4,373
	San Francisco Unified School District GO	3.000%	6/15/39	9,000	7,717
	San Francisco Unified School District GO	5.000%	6/15/39	2,065	2,252
	San Francisco Unified School District GO	3.000%	6/15/40	7,025	5,907
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/28	1,080	1,095
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/29	1,165	1,181
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/30	1,225	1,242
[1]	San Jacinto Unified School District COP	5.000%	9/1/29	1,255	1,357
[1]	San Jacinto Unified School District COP	5.000%	9/1/31	1,385	1,519
[1]	San Jacinto Unified School District COP	5.000%	9/1/33	1,525	1,666
[1]	San Jacinto Unified School District COP	5.000%	9/1/35	1,685	1,836
[5]	San Jacinto Unified School District GO	3.750%	8/1/41	300	283
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/33	7,115	7,423
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/34	1,485	1,548
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/35	5,750	5,994
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/36	4,725	5,091
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/38	3,385	3,623
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	4.000%	3/1/41	13,730	13,563
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	2,645	2,806
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	17,480	18,127
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/27	100	90
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/31	50	38
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	1,160	849
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	725	489
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	10,725	11,002
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	8,945	9,176
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	120	78
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,773
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/36	1,415	1,448
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/37	435	443
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/38	610	619
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/39	315	317

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/40	485	485
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	6,900	6,942
	San Joaquin Regional Rail Commission COP	5.000%	5/1/25	200	203
	San Joaquin Regional Rail Commission COP	5.000%	5/1/26	200	205
	San Joaquin Regional Rail Commission COP	5.000%	5/1/27	170	177
	San Joaquin Regional Rail Commission COP	5.000%	5/1/28	225	237
	San Joaquin Regional Rail Commission COP	5.000%	5/1/29	275	294
	San Joaquin Regional Rail Commission COP	5.000%	5/1/30	375	405
	San Joaquin Regional Rail Commission COP	5.000%	5/1/31	700	762
	San Joaquin Regional Rail Commission COP	5.000%	5/1/32	725	794
	San Joaquin Regional Rail Commission COP	5.000%	5/1/33	760	834
	San Joaquin Regional Rail Commission COP	5.000%	5/1/34	765	844
	San Joaquin Regional Rail Commission COP	4.000%	5/1/35	370	380
	San Joaquin Regional Rail Commission COP	4.000%	5/1/36	375	384
	San Joaquin Regional Rail Commission COP	4.000%	5/1/37	1,000	1,018
	San Joaquin Regional Rail Commission COP	4.000%	5/1/38	620	629
	San Joaquin Regional Rail Commission COP	4.000%	5/1/39	755	765
	San Joaquin Regional Rail Commission COP	4.000%	5/1/40	1,275	1,288
	San Jose CA Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,000	2,040
	San Jose Evergreen Community College District GO	4.000%	9/1/31	700	724
	San Jose Evergreen Community College District GO	4.000%	9/1/32	985	1,019
	San Jose Evergreen Community College District GO	4.000%	9/1/33	850	877
	San Jose Evergreen Community College District GO	3.000%	9/1/37	2,250	1,979
	San Jose Evergreen Community College District GO	3.000%	9/1/38	4,150	3,598
	San Jose Evergreen Community College District GO	3.000%	9/1/39	3,500	2,989
	San Jose Evergreen Community College District GO	4.000%	9/1/41	2,600	2,646
	San Jose Evergreen Community College District GO	4.000%	9/1/42	2,345	2,384
	San Jose Evergreen Community College District GO	4.000%	9/1/43	1,500	1,516
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/39	1,325	1,497
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/40	2,000	2,245
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/41	1,750	1,956
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/42	1,250	1,393
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	3,650	3,777
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,455	2,584
	San Jose Unified School District GO	5.000%	8/1/26	775	805
[3]	San Jose Unified School District GO	0.000%	8/1/28	8,455	7,303
[1]	San Juan Unified School District GO	0.000%	8/1/25	10,000	9,585
[1]	San Juan Unified School District GO	0.000%	8/1/26	12,215	11,292
	San Juan Unified School District GO	3.000%	8/1/27	3,375	3,285
	San Juan Unified School District GO	3.000%	8/1/27	6,670	6,492
	San Juan Unified School District GO	4.000%	8/1/28	1,765	1,826
	San Juan Unified School District GO	4.000%	8/1/30	700	721
	San Juan Unified School District GO	4.000%	8/1/31	3,250	3,286
	San Juan Unified School District GO	4.000%	8/1/31	1,000	1,029
	San Juan Unified School District GO	4.000%	8/1/32	1,270	1,306
	San Juan Unified School District GO	3.000%	8/1/36	2,630	2,307
	San Juan Unified School District GO	2.375%	8/1/40	2,000	1,452
	San Juan Unified School District GO	4.000%	8/1/41	1,500	1,527
	San Juan Unified School District GO	5.000%	8/1/41	4,000	4,355
	San Juan Unified School District GO	4.000%	8/1/42	2,500	2,543
	San Juan Unified School District GO	4.000%	8/1/43	2,510	2,535
	San Juan Unified School District GO	4.000%	8/1/44	3,415	3,430
[5]	San Leandro Unified School District GO	4.000%	8/1/28	200	206
[5]	San Leandro Unified School District GO	4.000%	8/1/30	355	362
[5]	San Leandro Unified School District GO	4.000%	8/1/31	415	423
[5]	San Leandro Unified School District GO	4.000%	8/1/32	500	509
[5]	San Leandro Unified School District GO	4.000%	8/1/33	400	407
[5]	San Leandro Unified School District GO	4.000%	8/1/34	670	682
[5]	San Leandro Unified School District GO	4.000%	8/1/34	1,200	1,251
[5]	San Leandro Unified School District GO	4.000%	8/1/35	275	280
[5]	San Leandro Unified School District GO	4.000%	8/1/35	1,325	1,376
[5]	San Leandro Unified School District GO	4.000%	8/1/38	810	813
[5]	San Leandro Unified School District GO	4.000%	8/1/39	400	401
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/28	155	153
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/30	120	117
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/32	100	97
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/33	100	97
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/36	325	311
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/39	660	606
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/41	150	135

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Luis Obispo County Community College District GO	4.000%	8/1/40	500	511
	San Luis Obispo County Community College District GO	4.000%	8/1/40	6,585	6,506
	San Luis Obispo County Community College District GO	4.000%	8/1/41	700	715
	San Luis Obispo County Community College District GO	4.000%	8/1/42	900	921
	San Luis Obispo County Community College District GO	4.000%	8/1/43	900	915
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/40	2,540	2,867
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/41	1,665	1,870
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/42	1,615	1,802
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/25	800	816
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/26	635	657
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/27	600	630
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/28	890	933
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/30	750	788
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/31	1,060	1,114
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/32	850	893
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/33	1,135	1,194
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/35	1,000	1,050
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/36	1,325	1,388
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/37	1,750	1,826
	San Marcos Unified School District GO	0.000%	8/1/25	2,300	2,208
	San Marcos Unified School District GO	0.000%	8/1/30	2,000	1,609
	San Marcos Unified School District GO	5.000%	8/1/30	4,050	4,262
	San Marcos Unified School District GO	0.000%	8/1/31	2,000	1,550
	San Marcos Unified School District GO	5.000%	8/1/31	3,625	3,814
	San Marcos Unified School District GO	0.000%	8/1/32	1,165	868
	San Marcos Unified School District GO	0.000%	8/1/32	2,500	1,863
	San Marcos Unified School District GO	4.000%	8/1/32	300	305
	San Marcos Unified School District GO	5.000%	8/1/34	3,565	3,740
	San Marcos Unified School District GO	5.000%	8/1/35	4,040	4,236
	San Marcos Unified School District GO	5.000%	8/1/36	3,375	3,535
	San Marcos Unified School District GO	0.000%	8/1/41	3,000	1,447
	San Marcos Unified School District GO	0.000%	8/1/42	1,140	521
	San Marcos Unified School District GO	0.000%	8/1/43	1,500	651
[3]	San Mateo County Community College District GO	0.000%	9/1/28	6,550	5,629
[3]	San Mateo County Community College District GO	0.000%	3/1/31	2,375	1,864
	San Mateo County Community College District GO	4.000%	9/1/34	2,670	2,758
[3]	San Mateo County Community College District GO	0.000%	9/1/35	11,000	7,269
[3]	San Mateo County Community College District GO	0.000%	9/1/36	18,855	11,910
	San Mateo Foster City CA School District GO	4.000%	8/1/42	1,000	1,016
	San Mateo Foster City CA School District GO	4.000%	8/1/43	1,200	1,212
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/38	600	604
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/39	600	603
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/35	1,535	1,586
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/36	1,505	1,635
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/37	2,750	2,818
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/39	1,275	1,287
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/32	4,500	4,559
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/33	5,000	5,057
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/37	4,755	4,212
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/38	4,900	4,269
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/39	5,045	4,332
[1]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/35	4,875	5,203
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/36	6,075	6,474
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/37	6,435	6,839
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	7,075	7,434
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/25	110	112
	San Mateo Union High School District GO	4.000%	9/1/33	3,540	3,558
	San Mateo Union High School District GO	4.000%	9/1/33	1,950	1,960
	San Mateo Union High School District GO, Prere.	4.000%	9/1/25	3,155	3,184
[1]	San Pablo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	11/1/42	3,815	3,839
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/27	1,770	1,772
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	1,860	1,862
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/30	2,275	2,278
[3]	San Rafael CA City High School District GO	0.000%	8/1/25	410	393
[3]	San Rafael CA City High School District GO	0.000%	8/1/26	3,315	3,056
[3]	San Rafael CA City High School District GO	0.000%	8/1/29	6,505	5,349
	San Rafael CA City High School District GO	4.000%	8/1/35	1,075	1,111
	San Rafael CA City High School District GO	4.000%	8/1/36	1,200	1,236

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Rafael CA City High School District GO	3.000%	8/1/38	2,875	2,492
	San Rafael CA City High School District GO	3.000%	8/1/39	2,500	2,132
	San Rafael CA City High School District GO	3.000%	8/1/40	1,450	1,212
[3]	San Rafael City Elementary School District GO	0.000%	8/1/25	1,765	1,688
[3]	San Rafael City Elementary School District GO	0.000%	8/1/28	3,175	2,709
[3]	San Rafael City Elementary School District GO	0.000%	8/1/29	3,025	2,490
	San Rafael City Elementary School District GO	3.000%	8/1/37	825	714
	San Ramon CA COP	4.000%	6/1/37	1,225	1,239
[9]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/25	1,020	993
[9]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/27	1,700	1,524
[9]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/28	1,800	1,549
[5]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/25	1,520	1,530
[5]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/26	1,595	1,609
[5]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/27	1,670	1,685
	San Ramon Valley Fire Protection District COP	4.000%	8/1/26	100	101
	San Ramon Valley Fire Protection District COP	4.000%	8/1/27	100	102
	San Ramon Valley Fire Protection District COP	4.000%	8/1/28	115	118
	San Ramon Valley Fire Protection District COP	4.000%	8/1/29	100	104
	San Ramon Valley Fire Protection District COP	4.000%	8/1/30	105	110
	San Ramon Valley Fire Protection District COP	4.000%	8/1/31	200	209
	San Ramon Valley Fire Protection District COP	4.000%	8/1/32	125	131
	San Ramon Valley Fire Protection District COP	4.000%	8/1/36	530	549
	San Ramon Valley Fire Protection District COP	4.000%	8/1/37	300	308
	San Ramon Valley Fire Protection District COP	2.250%	8/1/38	290	218
	San Ramon Valley Fire Protection District COP	2.375%	8/1/39	870	651
	San Ramon Valley Fire Protection District COP	4.000%	8/1/40	300	303
[3]	San Ysidro School District GO	0.000%	8/1/26	4,770	4,376
[3]	San Ysidro School District GO	0.000%	8/1/29	1,100	894
[1]	San Ysidro School District GO	5.000%	8/1/40	1,115	1,187
[1]	San Ysidro School District GO	5.000%	8/1/40	1,105	1,175
[1]	San Ysidro School District GO	5.000%	8/1/41	1,155	1,220
[1]	San Ysidro School District GO	5.000%	8/1/41	1,220	1,287
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/33	435	488
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/38	2,000	2,214
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	6,780	7,411
[5]	Sanger Unified School District GO	3.000%	8/1/35	680	609
[5]	Sanger Unified School District GO	3.000%	8/1/36	750	666
[5]	Sanger Unified School District GO	3.000%	8/1/37	820	716
[5]	Sanger Unified School District GO	4.000%	8/1/37	330	338
[5]	Sanger Unified School District GO	3.000%	8/1/39	375	318
[5]	Sanger Unified School District GO	4.000%	8/1/39	330	335
[5]	Sanger Unified School District GO	4.000%	8/1/40	250	253
[5]	Sanger Unified School District GO	4.000%	8/1/41	325	329
[5]	Sanger Unified School District GO	4.000%	8/1/45	1,665	1,634
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/29	350	355
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/30	500	508
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/31	510	518
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/32	500	508
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/33	880	892
[1]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/32	1,750	1,278
[3]	Santa Ana Unified School District GO	0.000%	8/1/31	4,020	3,071
[6]	Santa Ana Unified School District GO	0.000%	8/1/34	1,400	959
	Santa Barbara County College School District GO	0.000%	8/1/33	1,000	709
	Santa Barbara Unified School District GO	4.000%	8/1/30	875	898
	Santa Clara County CA GO	3.500%	8/1/38	160	147
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/34	6,000	5,368
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,000	1,786
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	2,000	1,760
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,000	1,723
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,500	2,157
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	2,000	1,691
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	2,000	1,664
	Santa Clara Unified School District GO	4.000%	7/1/29	6,650	6,754
	Santa Clara Unified School District GO	4.000%	7/1/29	8,235	8,364
	Santa Clara Unified School District GO	4.000%	7/1/30	8,800	8,922
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,179
	Santa Clara Unified School District GO	3.000%	7/1/32	2,975	2,775
[3]	Santa Clarita Community College District GO	0.000%	8/1/28	400	345
[1]	Santa Clarita Community College District GO	0.000%	8/1/29	3,030	2,528
[1]	Santa Clarita Community College District GO	0.000%	8/1/30	2,160	1,740

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Clarita Community College District GO	3.000%	8/1/33	350	312
	Santa Clarita Community College District GO	3.000%	8/1/37	800	694
	Santa Clarita Community College District GO	3.000%	8/1/38	750	642
	Santa Clarita Community College District GO	3.000%	8/1/39	900	759
	Santa Clarita Community College District GO	3.000%	8/1/40	800	665
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/31	375	353
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/32	340	316
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/34	435	348
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/35	445	355
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/36	250	199
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/38	400	310
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/41	555	412
	Santa Cruz City High School District GO	2.000%	8/1/38	2,955	2,135
	Santa Cruz City High School District GO	2.125%	8/1/39	3,070	2,210
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/36	800	713
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/39	900	771
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	700	590
	Santa Monica CA Water Revenue	3.000%	8/1/38	1,535	1,334
	Santa Monica CA Water Revenue	3.000%	8/1/39	2,565	2,191
	Santa Monica CA Water Revenue	3.000%	8/1/40	2,575	2,160
	Santa Monica CA Water Revenue	3.000%	8/1/41	1,775	1,468
	Santa Monica Community College District GO	0.000%	8/1/24	4,510	4,484
	Santa Monica Community College District GO	0.000%	8/1/26	11,025	10,203
	Santa Monica Community College District GO	5.000%	8/1/31	600	645
	Santa Monica Community College District GO	4.000%	8/1/33	500	514
	Santa Monica Community College District GO	4.000%	8/1/34	655	671
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	2,565	2,566
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	3,510	3,511
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/38	1,000	1,029
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/41	665	674
	Santa Monica-Malibu Unified School District (School Facilities Improvement Project) GO	3.000%	8/1/42	1,600	1,311
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/28	100	103
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/29	150	153
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/30	220	224
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/32	350	357
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/34	500	507
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/36	345	350
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/37	620	629
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/38	520	525
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/39	750	754
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/37	465	471
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/26	920	954
[1,9]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/28	11,095	9,520
[5]	Santa Rosa Elementary School District GO	4.000%	8/1/36	750	767
[5]	Santa Rosa Elementary School District GO	4.000%	8/1/38	915	929
[5]	Santa Rosa Elementary School District GO	4.000%	8/1/42	1,000	1,005
[1]	Santa Rosa High School District GO	5.000%	8/1/30	800	828
[1]	Santa Rosa High School District GO	5.000%	8/1/32	1,095	1,132
[1]	Santa Rosa High School District GO	5.000%	8/1/34	990	1,023
[5]	Santa Rosa High School District GO	4.000%	8/1/35	1,520	1,564
[1]	Santa Rosa High School District GO	5.000%	8/1/35	750	775
[5]	Santa Rosa High School District GO	4.000%	8/1/37	425	434
[5]	Santa Rosa High School District GO	4.000%	8/1/40	1,105	1,117
[5]	Santa Rosa High School District GO	4.000%	8/1/41	1,000	1,008
[5]	Santa Rosa High School District GO	4.000%	8/1/42	2,275	2,290
	Santa Rosa High School District GO	4.000%	8/1/42	3,315	3,332
[3]	Saratoga Union School District GO	0.000%	3/1/28	2,000	1,750
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/24	180	180
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/26	690	696
[5]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/30	500	511
[5]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	600	610
[5]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/40	700	699
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/36	2,375	2,110
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	480	480
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	290	289
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	300	299
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	660	683
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	945	985
[1]	Simi Valley Unified School District GO	0.000%	8/1/26	3,030	2,803
	Simi Valley Unified School District GO	5.000%	8/1/26	2,025	2,098

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Simi Valley Unified School District GO	0.000%	8/1/27	2,950	2,631
[1]	Simi Valley Unified School District GO	0.000%	8/1/28	4,785	4,114
[1]	Simi Valley Unified School District GO	0.000%	8/1/30	2,975	2,379
	Simi Valley Unified School District GO	4.000%	8/1/32	200	203
	Simi Valley Unified School District GO	3.000%	8/1/35	525	466
	Simi Valley Unified School District GO	3.000%	8/1/36	750	658
	Simi Valley Unified School District GO	3.000%	8/1/37	500	433
[1]	Solana Beach School District Special Tax Revenue	5.000%	9/1/35	225	256
[1]	Solana Beach School District Special Tax Revenue	5.000%	9/1/37	500	562
[1]	Solana Beach School District Special Tax Revenue	5.000%	9/1/38	240	268
[1]	Solana Beach School District Special Tax Revenue	5.000%	9/1/39	300	332
[1]	Solana Beach School District Special Tax Revenue	4.000%	9/1/42	1,650	1,654
	Solano County Community College District GO	5.000%	8/1/40	550	617
	Solano County Community College District GO	5.000%	8/1/41	600	671
	Solano County Community College District GO	5.000%	8/1/42	4,000	4,457
	Solano County Community College District GO	4.000%	8/1/43	750	758
	Solano Irrigation District COP	4.000%	8/1/41	3,935	3,842
	Sonoma County Junior College District GO	3.000%	8/1/39	2,055	1,732
	Sonoma Valley Unified School District GO	0.000%	8/1/29	1,500	1,238
	Sonoma Valley Unified School District GO	0.000%	8/1/30	3,500	2,782
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	310	332
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	485	519
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	905	969
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	1,300	1,395
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	2,165	2,303
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	2,540	2,686
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/31	10	11
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/32	15	16
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/33	30	32
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/34	45	48
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/37	75	81
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/38	90	97
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/26	2,055	2,129
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/27	1,400	1,476
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/28	950	1,018
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/29	2,050	2,236
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/33	355	371
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/37	550	565
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/40	700	705
	South San Francisco Unified School District GO	4.000%	9/1/41	1,685	1,699
	South San Francisco Unified School District GO	4.000%	9/1/42	1,855	1,865
[1]	South Tahoe Joint Powers Financing Authority Tax Allocation Revenue (South Tahoe Redevelopment Project)	4.000%	10/1/34	1,000	993
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/41	11,285	12,581
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/42	5,000	5,547
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/43	5,000	5,524
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/43	10,000	11,049
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/37	1,800	1,805
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,245	5,066
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/39	1,305	1,317
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	629
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/41	8,730	9,825
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/42	5,000	5,597
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/43	12,125	13,513
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/45	10,280	11,393
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/26	700	724
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/27	1,135	1,194
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/28	3,875	4,150
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	2,600	2,854
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	4.070%	6/3/24	4,500	4,500
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/24	7,435	7,461
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	7,025	7,114
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/26	4,255	4,336
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	2,425	2,474
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/29	395	404
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	11,385	11,712
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	60,425	63,578
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/27	1,460	1,490
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/29	1,500	1,532
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/31	1,470	1,501
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/32	2,410	2,461

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/33	2,325	2,377
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/34	4,825	4,933
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/35	2,840	2,899
	Southwestern Community College District GO	4.000%	8/1/31	300	307
	Southwestern Community College District GO	4.000%	8/1/32	1,000	1,011
	Southwestern Community College District GO	4.000%	8/1/32	250	254
	Southwestern Community College District GO	4.000%	8/1/33	300	304
	Southwestern Community College District GO	4.000%	8/1/34	1,760	1,778
	Southwestern Community College District GO	4.000%	8/1/36	1,360	1,388
	Southwestern Community College District GO	4.000%	8/1/37	730	740
	Southwestern Community College District GO	4.000%	8/1/37	400	411
	Southwestern Community College District GO	3.000%	8/1/38	900	788
	Southwestern Community College District GO	4.000%	8/1/38	1,110	1,121
	Southwestern Community College District GO	4.000%	8/1/39	1,745	1,755
	Southwestern Community College District GO	3.000%	8/1/40	2,425	2,047
	Southwestern Community College District GO	0.000%	8/1/41	1,500	728
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	1,090	1,046
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,845
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,768
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,535	2,137
	St. Helena Unified School District GO	4.000%	8/1/27	4,550	4,663
	State Center Community College District GO	5.000%	8/1/27	675	713
	State Center Community College District GO	3.000%	8/1/34	1,500	1,364
	State Center Community College District GO	4.000%	8/1/34	1,000	1,018
	State Center Community College District GO	3.000%	8/1/40	5,000	4,235
	Stockton Community Facilities District Special Tax Revenue	5.000%	9/1/39	750	759
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	1,000	1,018
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,034
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,200	2,310
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,815	1,935
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,765	1,882
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,635	1,743
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,290	1,375
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,590	1,695
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,550	1,651
[5]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,730	1,736
[5]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/27	1,250	1,253
[5]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,055	1,058
[5]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/24	1,090	1,090
[5]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/25	1,100	1,105
[5]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/26	1,170	1,177
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,965	2,022
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,545
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,890	2,973
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,070	2,127
	Stockton Unified School District GO	5.000%	7/1/24	1,760	1,761
	Stockton Unified School District GO	5.000%	7/1/25	1,425	1,447
	Stockton Unified School District GO	5.000%	8/1/25	1,130	1,149
	Stockton Unified School District GO	5.000%	8/1/25	2,095	2,130
	Stockton Unified School District GO	5.000%	7/1/26	3,000	3,099
	Stockton Unified School District GO	5.000%	8/1/26	2,000	2,069
[1]	Stockton Unified School District GO	5.000%	7/1/27	1,650	1,734
[1]	Stockton Unified School District GO	0.000%	8/1/27	740	659
[1]	Stockton Unified School District GO	5.000%	8/1/27	2,000	2,104
[1]	Stockton Unified School District GO	5.000%	8/1/27	2,000	2,104
[1]	Stockton Unified School District GO	5.000%	8/1/27	1,285	1,352
[1]	Stockton Unified School District GO	5.000%	7/1/28	1,395	1,489
[1]	Stockton Unified School District GO	5.000%	8/1/28	1,190	1,272
[1]	Stockton Unified School District GO	5.000%	8/1/28	2,500	2,671
[1]	Stockton Unified School District GO	5.000%	8/1/28	1,400	1,496
[5]	Stockton Unified School District GO	5.000%	8/1/29	805	860
[1]	Stockton Unified School District GO	5.000%	8/1/29	2,580	2,803
[1]	Stockton Unified School District GO	5.000%	8/1/29	1,910	2,075
[1]	Stockton Unified School District GO	5.000%	8/1/30	3,000	3,309
[1]	Stockton Unified School District GO	5.000%	8/1/30	4,550	5,019
[1]	Stockton Unified School District GO	5.000%	8/1/31	2,875	3,216
[1]	Stockton Unified School District GO	0.000%	8/1/33	635	449
[5]	Stockton Unified School District GO	3.250%	8/1/34	630	581
[1]	Stockton Unified School District GO	4.000%	8/1/35	1,000	1,037
[1]	Stockton Unified School District GO	4.000%	8/1/36	2,000	2,062

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Stockton Unified School District GO	4.000%	8/1/37	2,250	2,303
[5]	Stockton Unified School District GO	5.000%	8/1/37	1,675	1,924
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,145	1,164
[5]	Stockton Unified School District GO	5.000%	8/1/38	2,600	2,971
[5]	Stockton Unified School District GO	5.000%	8/1/39	1,000	1,138
[1]	Stockton Unified School District GO	4.000%	8/1/40	2,600	2,614
[5]	Stockton Unified School District GO	5.000%	8/1/40	780	878
[1]	Stockton Unified School District GO	3.000%	8/1/41	1,000	822
[5]	Stockton Unified School District GO	5.000%	8/1/41	720	807
[5]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/25	1,000	1,005
[5]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/26	1,275	1,282
[5]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/27	1,360	1,368
[5]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/28	1,280	1,287
[5]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/29	2,255	2,268
[5]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/30	1,000	1,006
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/37	1,925	1,964
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/38	3,015	3,061
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/39	2,000	2,022
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/40	1,325	1,332
[5]	Sutter Butte Flood Control Agency Special Assessment Revenue	5.000%	10/1/40	5,000	5,079
	Sweetwater Union High School District GO	3.000%	8/1/24	425	423
	Sweetwater Union High School District GO	3.000%	8/1/25	455	447
	Sweetwater Union High School District GO	4.000%	8/1/27	250	252
	Sweetwater Union High School District GO	5.000%	8/1/31	625	640
	Sweetwater Union High School District GO	5.000%	8/1/33	2,770	2,830
[1]	Sweetwater Union High School District GO	0.000%	8/1/35	2,230	1,409
	Sweetwater Union High School District GO	5.000%	8/1/35	5,000	5,110
[1]	Sweetwater Union High School District GO	0.000%	8/1/36	2,640	1,575
[1]	Sweetwater Union High School District GO	0.000%	8/1/37	1,250	704
[1]	Sweetwater Union High School District GO	0.000%	8/1/38	720	381
[5,10]	Sweetwater Union High School District GO TOB VRDO	4.000%	6/3/24	4,700	4,700
[5]	Tahoe-Truckee Unified School District COP	5.000%	6/1/25	330	335
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	1,728
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	1,821
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26	1,450	1,485
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,031
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	555	580
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	500	523
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/30	535	561
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/31	1,000	1,049
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/32	785	824
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/33	1,650	1,731
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/34	1,705	1,791
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/35	2,620	2,749
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/36	2,765	2,896
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/37	2,350	2,452
[3]	Temple City Unified School District GO	0.000%	8/1/27	1,000	888
[3]	Temple City Unified School District GO	0.000%	8/1/28	2,500	2,145
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,264
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,060
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	360	387
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,080	2,258
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,840	4,189
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,091
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,320	4,707
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,200	1,224
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/35	3,470	3,516
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,300	1,307
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,620	2,612
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,700	1,684
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,955	2,903
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/39	1,000	1,044
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,855	1,806
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,000	2,000
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,190	3,264
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,000	2,077
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,920	2,021
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,515	1,615
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,000	1,072
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,655	3,916

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,205	2,362
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,195	4,490
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,000	3,204
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,061
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/37	3,000	3,162
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/38	4,475	4,689
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/24	165	164
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/25	185	184
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/26	210	209
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/27	235	233
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/28	265	262
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/29	295	291
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/30	325	320
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/35	2,155	2,099
	Tracy CA Community Facilities District Special Tax Revenue	5.250%	9/1/38	600	624
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/40	3,215	2,960
	Tracy CA Community Facilities District Special Tax Revenue	5.625%	9/1/43	1,345	1,402
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	400	401
[1]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	960	974
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/25	600	606
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/26	600	611
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	615	631
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	1,245	1,270
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/28	720	745
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/29	665	692
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/30	500	521
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/31	600	624
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/32	500	517
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/33	500	517
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/34	600	621
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/35	1,745	1,803
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/37	1,000	1,027
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	1,000	1,023
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	600	608
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/39	1,000	1,021
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/40	1,165	1,184
[1]	Tulare CA Sewer Revenue	4.000%	11/15/36	1,500	1,520
[1]	Tulare CA Sewer Revenue	4.000%	11/15/37	1,000	1,009
[5]	Tulare Local Health Care District GO	4.000%	8/1/24	405	405
[5]	Tulare Local Health Care District GO	4.000%	8/1/25	455	456
[5]	Tulare Local Health Care District GO	4.000%	8/1/26	515	518
[5]	Tulare Local Health Care District GO	4.000%	8/1/27	580	587
[5]	Tulare Local Health Care District GO	4.000%	8/1/28	435	442
[5]	Tulare Local Health Care District GO	4.000%	8/1/29	735	750
[5]	Tulare Local Health Care District GO	4.000%	8/1/30	1,320	1,350
[5]	Tulare Local Health Care District GO	4.000%	8/1/32	1,380	1,398
[5]	Tulare Local Health Care District GO	4.000%	8/1/33	2,050	2,070
[5]	Tulare Local Health Care District GO	4.000%	8/1/34	2,325	2,337
[5]	Tulare Local Health Care District GO	4.000%	8/1/39	4,945	4,964
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	2,270	2,349
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	5,615	5,810
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	1,450	1,499
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/24	1,000	1,001
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/25	2,820	2,847
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/26	2,300	2,329
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/27	3,915	3,966
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/29	3,640	3,689
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/30	3,500	3,546
[5]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/33	2,470	2,509
[1]	Twin Rivers Unified School District GO	0.000%	8/1/32	2,320	1,692
[3]	Ukiah CA Unified School District GO	0.000%	8/1/25	3,175	3,046
[3]	Ukiah CA Unified School District GO	0.000%	8/1/26	1,205	1,116
[3]	Ukiah CA Unified School District GO	0.000%	8/1/30	1,235	991
[1]	Ukiah CA Unified School District GO	5.000%	8/1/38	1,330	1,411
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/32	1,360	1,384
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/33	3,000	3,052
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/35	1,250	1,272
	Union City Community Redevelopment Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/36	1,000	1,017
[3]	Union Elementary School District GO	0.000%	9/1/29	1,335	1,111
	Union Elementary School District GO	0.000%	9/1/29	110	90

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Union Elementary School District GO	0.000%	9/1/29	8,280	6,889
	United Water Conservation District COP	5.000%	10/1/27	700	741
	United Water Conservation District COP	5.000%	10/1/28	740	797
	United Water Conservation District COP	5.000%	10/1/29	785	860
	United Water Conservation District COP	5.000%	10/1/30	835	929
	United Water Conservation District COP	4.000%	10/1/33	1,070	1,120
	United Water Conservation District COP	4.000%	10/1/34	1,110	1,157
	United Water Conservation District COP	4.000%	10/1/35	1,160	1,203
	United Water Conservation District COP	4.000%	10/1/36	935	966
	United Water Conservation District COP	4.000%	10/1/37	980	1,002
	United Water Conservation District COP	4.000%	10/1/38	1,010	1,030
	United Water Conservation District COP	4.000%	10/1/39	1,055	1,073
	United Water Conservation District COP	4.000%	10/1/40	625	634
	University of California College & University Revenue	5.000%	5/15/27	7,075	7,172
	University of California College & University Revenue	5.000%	5/15/27	6,985	7,343
	University of California College & University Revenue	5.000%	5/15/28	9,265	9,387
	University of California College & University Revenue	5.000%	5/15/28	3,000	3,206
	University of California College & University Revenue	5.000%	5/15/28	6,570	7,026
	University of California College & University Revenue	5.000%	5/15/29	8,250	8,965
	University of California College & University Revenue	5.000%	5/15/29	5,000	5,438
	University of California College & University Revenue	5.000%	5/15/29	5,000	5,438
	University of California College & University Revenue	4.000%	5/15/30	7,535	7,763
	University of California College & University Revenue	5.000%	5/15/31	15,095	15,747
	University of California College & University Revenue	5.000%	5/15/32	10,000	11,301
	University of California College & University Revenue	5.000%	5/15/33	6,760	7,182
	University of California College & University Revenue	5.000%	5/15/33	5,025	5,174
	University of California College & University Revenue	5.000%	5/15/33	3,500	4,005
	University of California College & University Revenue	4.000%	5/15/34	10,620	10,746
	University of California College & University Revenue	5.000%	5/15/34	3,955	4,064
	University of California College & University Revenue	5.000%	5/15/34	6,395	6,670
	University of California College & University Revenue	5.000%	5/15/34	1,525	1,618
	University of California College & University Revenue	4.000%	5/15/35	20,790	20,949
	University of California College & University Revenue	5.000%	5/15/35	2,060	2,112
	University of California College & University Revenue	5.000%	5/15/35	4,210	4,466
	University of California College & University Revenue	5.000%	5/15/35	625	677
	University of California College & University Revenue	5.000%	5/15/35	1,775	2,001
	University of California College & University Revenue	5.000%	5/15/35	20,000	22,859
	University of California College & University Revenue	5.000%	5/15/36	5,425	5,563
	University of California College & University Revenue	5.000%	5/15/36	4,295	4,558
	University of California College & University Revenue	5.000%	5/15/36	1,250	1,351
	University of California College & University Revenue	5.000%	5/15/36	3,050	3,350
	University of California College & University Revenue	5.000%	5/15/36	4,205	4,801
	University of California College & University Revenue	5.000%	5/15/36	5,000	5,708
	University of California College & University Revenue	5.000%	5/15/37	9,530	9,929
	University of California College & University Revenue	5.000%	5/15/37	11,710	12,201
	University of California College & University Revenue	5.000%	5/15/37	14,620	15,515
	University of California College & University Revenue	5.000%	5/15/37	9,665	10,854
	University of California College & University Revenue	5.000%	5/15/37	2,000	2,276
	University of California College & University Revenue	5.000%	5/15/37	8,825	10,044
	University of California College & University Revenue	5.000%	5/15/38	19,090	20,226
	University of California College & University Revenue	5.000%	5/15/38	10,065	10,973
	University of California College & University Revenue	5.000%	5/15/38	5,230	5,907
	University of California College & University Revenue	5.000%	5/15/38	5,000	5,647
	University of California College & University Revenue	5.000%	5/15/39	10,000	10,863
	University of California College & University Revenue	5.000%	5/15/39	4,945	5,556
	University of California College & University Revenue	4.000%	5/15/40	3,000	3,034
	University of California College & University Revenue	5.000%	5/15/40	3,000	3,310
	University of California College & University Revenue	5.000%	5/15/41	4,000	4,398
	University of California College & University Revenue	5.000%	5/15/41	5,000	5,559
	University of California College & University Revenue	5.000%	5/15/41	15,000	16,835
	University of California College & University Revenue	5.000%	5/15/41	4,000	4,489
	University of California College & University Revenue	5.000%	5/15/42	5,000	5,536
	University of California College & University Revenue	5.000%	5/15/42	4,000	4,469
	University of California College & University Revenue	5.000%	5/15/42	2,500	2,793
	University of California College & University Revenue	5.000%	5/15/43	11,155	11,690
	University of California College & University Revenue	5.000%	5/15/43	5,010	5,529
	University of California College & University Revenue	5.000%	5/15/43	1,000	1,113
	University of California College & University Revenue	5.000%	5/15/43	2,750	3,061
	University of California College & University Revenue	5.000%	5/15/44	2,500	2,774
	University of California College & University Revenue	5.000%	5/15/44	7,875	8,738

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/45	3,025	3,341
	University of California College & University Revenue (Limited Project)	4.000%	5/15/28	7,110	7,299
	University of California College & University Revenue (Limited Project)	5.000%	5/15/28	7,110	7,202
	University of California College & University Revenue (Limited Project)	4.000%	5/15/30	7,705	7,927
	University of California College & University Revenue (Limited Project)	4.000%	5/15/31	5,270	5,412
	University of California College & University Revenue (Limited Project)	5.000%	5/15/31	2,315	2,344
	University of California College & University Revenue (Limited Project)	5.000%	5/15/33	12,095	12,610
	University of California College & University Revenue (Limited Project)	5.000%	5/15/34	12,800	13,344
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	11,290	11,769
	University of California College & University Revenue (Limited Project)	5.000%	5/15/36	15,040	15,663
	University of California College & University Revenue (Limited Project)	5.000%	5/15/37	5,240	5,557
	University of California College & University Revenue (Limited Project)	5.000%	5/15/38	5,065	5,363
	University of California College & University Revenue VRDO	3.800%	6/3/24	58,600	58,600
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	5,015	5,188
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,440	8,729
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	12,105	12,517
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	800	913
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	14,000	14,476
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	990	1,125
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	5,800	5,996
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,000	2,266
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/36	10,000	10,099
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,000	3,384
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	3,000	3,367
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	3,000	3,349
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	4,500	4,987
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	7,735	8,505
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	1,000	1,025
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	12,105	13,235
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	5,000	5,450
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	23,150	22,701
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.600%	6/3/24	17,910	17,910
	Upland CA COP	5.000%	1/1/25	1,645	1,650
	Upland CA COP	5.000%	1/1/26	1,610	1,626
	Upland CA COP	5.000%	1/1/27	2,215	2,258
	Upland CA COP	5.000%	1/1/28	2,560	2,633
	Upland CA COP	5.000%	1/1/29	835	860
	Upland CA COP	5.000%	1/1/30	1,455	1,501
	Upland CA COP	5.000%	1/1/31	1,465	1,512
	Upland CA COP	5.000%	1/1/33	1,710	1,765
	Upland CA COP	5.000%	1/1/34	1,500	1,548
	Upland CA COP	4.000%	1/1/35	2,025	1,891
	Upland CA COP	4.000%	1/1/36	1,000	937
[1]	Upland Unified School District GO	0.000%	8/1/30	1,445	1,151
[1]	Upland Unified School District GO	0.000%	4/1/33	7,340	5,251
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/38	800	848
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/39	1,000	1,058
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	1,000	1,055
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	1,235	1,282
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/28	1,200	1,203
	Vacaville Unified School District GO	4.000%	8/1/34	100	102
	Vacaville Unified School District GO	4.000%	8/1/36	300	304
	Vacaville Unified School District GO	4.000%	8/1/37	300	304
	Vacaville Unified School District GO	4.000%	8/1/39	500	501
[1]	Val Verde Unified School District COP	5.000%	3/1/26	260	266
[1]	Val Verde Unified School District COP	5.000%	3/1/27	275	286
[1]	Val Verde Unified School District COP	5.000%	3/1/28	280	295
[1]	Val Verde Unified School District COP	5.000%	3/1/29	450	476
[1]	Val Verde Unified School District COP	5.000%	3/1/30	850	900
[1]	Val Verde Unified School District COP	5.000%	3/1/31	1,015	1,076
[5]	Val Verde Unified School District GO	3.000%	8/1/30	220	208
[5]	Val Verde Unified School District GO	4.000%	8/1/31	100	102
[5]	Val Verde Unified School District GO	4.000%	8/1/33	300	304
[5]	Val Verde Unified School District GO	4.000%	8/1/33	140	142
[5]	Val Verde Unified School District GO	4.000%	8/1/35	250	253
[5]	Val Verde Unified School District GO	4.000%	8/1/36	150	152
[5]	Val Verde Unified School District GO	4.000%	8/1/37	200	201
[5]	Val Verde Unified School District GO	4.000%	8/1/37	250	252
[5]	Val Verde Unified School District GO	4.000%	8/1/39	300	300
[1]	Val Verde Unified School District GO	4.000%	8/1/39	1,000	1,007

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Vallejo CA Water Revenue	4.000%	5/1/28	250	254
[5]	Vallejo CA Water Revenue	4.000%	5/1/29	150	153
[5]	Vallejo CA Water Revenue	4.000%	5/1/30	150	154
[5]	Vallejo CA Water Revenue	4.000%	5/1/31	200	206
[5]	Vallejo CA Water Revenue	4.000%	5/1/32	175	181
[5]	Vallejo CA Water Revenue	4.000%	5/1/33	150	153
[5]	Vallejo CA Water Revenue	4.000%	5/1/34	250	255
[5]	Vallejo CA Water Revenue	4.000%	5/1/36	240	243
[5]	Vallejo CA Water Revenue	4.000%	5/1/37	400	403
[5]	Vallejo CA Water Revenue	4.000%	5/1/38	500	503
[5]	Vallejo CA Water Revenue	4.000%	5/1/40	350	349
[5]	Vallejo CA Water Revenue	4.000%	5/1/41	500	497
[5]	Vallejo City Unified School District GO	3.000%	8/1/34	1,215	1,090
[5]	Vallejo City Unified School District GO	3.000%	8/1/35	1,315	1,172
[5]	Vallejo City Unified School District GO	3.000%	8/1/36	1,420	1,246
	Ventura Unified School District GO	4.000%	8/1/40	880	893
	Ventura Unified School District GO	4.000%	8/1/42	2,740	2,771
	Ventura Unified School District GO	4.000%	8/1/43	3,645	3,673
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	235	235
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/24	570	571
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	740	745
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/25	630	636
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	825	834
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	2,055	2,088
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/26	600	612
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	2,690	2,748
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	2,415	2,477
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	3,700	3,815
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	2,170	2,244
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	1,525	1,582
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	519
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/29	1,605	1,679
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,685	1,771
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/31	1,000	1,049
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	1,220	1,299
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,000	1,046
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,285	1,367
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/34	1,000	1,045
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/35	725	759
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/37	1,600	1,672
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/40	740	773
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/29	425	457
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/31	475	523
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/32	435	481
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/37	2,015	2,211
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/35	5,990	6,077
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	585	586
	Vista Unified School District GO	4.000%	8/1/35	1,210	1,250
	Vista Unified School District GO	3.000%	8/1/38	1,645	1,408
	Vista Unified School District GO	3.000%	8/1/39	1,300	1,098
[3]	Walnut Valley Unified School District GO	0.000%	8/1/28	1,880	1,615
[3]	Washington CA Unified School District/Yolo County GO	0.000%	8/1/27	3,440	3,059
	Washington Township Health Care District GO	4.000%	8/1/24	625	625
	Washington Township Health Care District GO	5.000%	8/1/25	1,425	1,445
	Washington Township Health Care District GO	5.000%	8/1/26	1,395	1,428
	Washington Township Health Care District GO	4.000%	8/1/27	1,055	1,063
	Washington Township Health Care District GO	3.000%	8/1/35	2,025	1,775
	Washington Township Health Care District GO	5.250%	8/1/37	355	399
	Washington Township Health Care District GO	5.250%	8/1/38	375	419
	Washington Township Health Care District GO	5.250%	8/1/39	650	724
	Washington Township Health Care District GO	5.250%	8/1/40	900	996
[1]	Washington Township Health Care District GO	4.125%	8/1/41	400	404
[1]	Washington Township Health Care District GO	4.125%	8/1/42	500	503
[1]	Washington Township Health Care District GO	4.250%	8/1/43	600	608
[1]	Washington Township Health Care District GO	4.250%	8/1/45	900	905
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	750	750
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	610	610
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	670	670
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	650	644
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	778

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	778
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	450	453
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	900	905
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	785	792
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,270	1,282
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	765	772
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	430	436
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	930	943
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	755	765
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	408
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	750	763
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,005	1,018
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,165	1,180
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	755	771
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	413
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,560
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	765	781
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,310	1,361
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/31	815	724
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.750%	7/1/31	100	92
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	375	388
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,665	1,416
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	1,000	938
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,340	2,372
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,575	1,609
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	1,870	1,552
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,975	3,015
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/34	2,425	2,028
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,995	2,748
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	650	596
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/35	100	83
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	1,818
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	625	588
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,430	1,120
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,060	1,862
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	506
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	750	572
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,250	921
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.250%	7/1/38	25	19
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	530	527
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	400	394
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	400	392
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	325	316
[10]	West Contra Costa Unified School District Ad Valorem Property Tax Revenue TOB VRDO	3.480%	6/7/24	4,040	4,040
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	415	421
[1]	West Contra Costa Unified School District GO	4.000%	8/1/26	400	405
	West Contra Costa Unified School District GO	6.000%	8/1/26	5,000	5,285
[6]	West Contra Costa Unified School District GO	0.000%	8/1/27	850	758
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	350	358
[1]	West Contra Costa Unified School District GO	4.000%	8/1/27	445	455
[3]	West Contra Costa Unified School District GO	0.000%	8/1/28	6,400	5,463
[6]	West Contra Costa Unified School District GO	0.000%	8/1/28	900	775
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	440	453
[1]	West Contra Costa Unified School District GO	4.000%	8/1/28	500	515
[1]	West Contra Costa Unified School District GO	0.000%	8/1/29	2,000	1,652
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	620	643
[1]	West Contra Costa Unified School District GO	4.000%	8/1/29	605	628
[3]	West Contra Costa Unified School District GO	0.000%	8/1/30	6,235	4,946
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	630	658
[1]	West Contra Costa Unified School District GO	4.000%	8/1/30	670	700
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	1,000	1,046
[1]	West Contra Costa Unified School District GO	4.000%	8/1/31	850	889
[6]	West Contra Costa Unified School District GO	0.000%	8/1/32	1,300	963
[3]	West Contra Costa Unified School District GO	0.000%	8/1/32	1,850	1,359
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,350	1,226
[1]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,695	1,539
[6]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,650	1,883
[3]	West Contra Costa Unified School District GO	0.000%	8/1/33	1,000	698
[1,2]	West Contra Costa Unified School District GO	0.000%	8/1/33	8,010	5,616
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,000	900

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,265	1,138
[3]	West Contra Costa Unified School District GO	0.000%	8/1/34	3,110	2,090
[1]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,800	1,604
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,910	1,686
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	750	655
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	660	564
[1]	West Contra Costa Unified School District GO	3.000%	8/1/38	700	598
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	665	561
[1]	West Contra Costa Unified School District GO	3.000%	8/1/39	700	590
[5]	West Contra Costa Unified School District GO	4.000%	8/1/39	3,025	3,057
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	581
[1]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	581
[5]	West Contra Costa Unified School District GO	4.000%	8/1/40	2,235	2,246
[5]	West Contra Costa Unified School District GO	4.000%	8/1/41	3,130	3,150
[5]	West Contra Costa Unified School District GO	4.000%	8/1/42	1,545	1,553
[5]	West Contra Costa Unified School District GO	4.000%	8/1/43	1,400	1,404
[5]	West Contra Costa Unified School District GO	4.000%	8/1/45	1,975	1,951
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	3,425	3,432
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	5,690	5,701
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	3,265	3,271
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/35	760	789
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/37	660	678
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/38	1,095	1,116
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/40	1,495	1,507
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/41	1,550	1,558
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/37	475	419
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/38	930	798
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/39	2,020	1,707
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/40	1,060	880
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/42	3,640	2,945
	West Sonoma County Union High School District GO	5.000%	8/1/37	500	533
	West Sonoma County Union High School District GO	5.000%	8/1/40	1,020	1,075
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,320	2,579
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	2,750	3,038
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	6,000	6,615
[5]	Western Placer Unified School District GO	4.000%	8/1/31	885	899
[5]	Western Placer Unified School District GO	4.000%	8/1/31	755	767
[5]	Western Placer Unified School District GO	4.000%	8/1/32	920	934
[5]	Western Placer Unified School District GO	4.000%	8/1/34	990	1,003
[5]	Western Placer Unified School District GO	4.000%	8/1/34	545	552
[5]	Western Placer Unified School District GO	4.000%	8/1/35	1,025	1,036
[5]	Western Placer Unified School District GO	4.000%	8/1/35	630	637
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/38	1,125	1,270
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/39	1,195	1,341
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	4.000%	6/1/42	5,250	5,279
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/24	385	385
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/25	300	301
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/26	450	454
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/27	450	457
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/28	235	239
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/29	400	409
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/30	410	422
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/31	225	232
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/32	300	310
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/33	415	424
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/34	500	508
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/35	300	304
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/36	550	555
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/37	500	502
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/38	530	533
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/40	1,160	1,162
	Westside Union School District GO	0.000%	8/1/32	1,055	774
	Whittier Union High School District GO	4.000%	8/1/41	1,000	1,009
[1]	William S Hart Union High School District GO	0.000%	9/1/29	10	8
	William S Hart Union High School District GO	0.000%	8/1/33	3,070	2,182
[1]	William S Hart Union High School District GO	0.000%	8/1/35	680	447
[5]	Windsor Unified School District GO	0.000%	8/1/37	2,000	1,160

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Wiseburn School District GO	0.000%	8/1/34	2,000	1,385
	Yuba Community College District GO	3.000%	8/1/28	1,000	959
	Yuba Community College District GO	3.000%	8/1/29	2,000	1,903
					15,023,941
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	2,115	2,115
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	5,035	5,038
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	4,450	4,453
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/43	750	794
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	388
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	1,675	1,641
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	2,255	2,092
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,810	1,814
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,470	1,474
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,495	1,569
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,960	2,069
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	1,600	1,698
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	1,750	1,775
					26,920
Puerto Rico (1.6%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	4,522	4,506
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	23,973	24,175
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	19,954	20,849
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	26,485	28,470
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	28,933	32,196
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	7,827	5,187
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	17,850	17,809
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	4,890	4,791
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	9,135	8,836
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	2,385	2,209
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,385	1,399
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	2,315	2,399
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	1,810	1,887
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	495	516
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	7,050	7,400
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,985	2,089
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	650	684
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	9,290	9,815
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	1,500	1,562
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,000	1,044
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	10,000	9,222
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	1,209	1,205
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	9,554	8,511
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,521	2,243
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	4,162	3,436
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	750	618
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	11,031	8,388
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	14,820	10,335
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	18,835	18,712
					240,493
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	180	183
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	455	466

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	1,540	1,594
				2,243
Total Tax-Exempt Municipal Bonds (Cost $15,819,718)				15,293,597
Total Investments (100.3%) (Cost $15,819,718)				15,293,597
Other Assets and Liabilities—Net (-0.3%)				(39,105)
Net Assets (100%)				15,254,492
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Step bond.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2024.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, the aggregate value was $670,974,000, representing 4.4% of net assets.
11	Scheduled principal and interest payments are guaranteed by bank letter of credit.
12	Securities with a value of $2,078,000 have been segregated as initial margin for open futures contracts.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Non-income-producing security—security in default.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2024	1,366	144,519	(197)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2024	(291)	(35,629)	173
				(24)

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $15,819,718)	15,293,597
Investment in Vanguard	467
Receivables for Investment Securities Sold	11,410
Receivables for Accrued Income	152,230
Receivables for Capital Shares Issued	6,343
Variation Margin Receivable—Futures Contracts	121
Other Assets	174
Total Assets	15,464,342
Liabilities
Due to Custodian	25
Payables for Investment Securities Purchased	182,774
Payables for Capital Shares Redeemed	18,197
Payables for Distributions	8,207
Payables to Vanguard	647
Total Liabilities	209,850
Net Assets	15,254,492
At May 31, 2024, net assets consisted of:

Paid-in Capital	15,957,580
Total Distributable Earnings (Loss)	(703,088)
Net Assets	15,254,492

Investor Shares—Net Assets
Applicable to 111,705,633 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,249,203
Net Asset Value Per Share—Investor Shares	$11.18

Admiral Shares—Net Assets
Applicable to 1,252,374,239 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,005,289
Net Asset Value Per Share—Admiral Shares	$11.18

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2024
($000)
Investment Income
Income
Interest	218,970
Total Income	218,970
Expenses
The Vanguard Group—Note B
Investment Advisory Services	767
Management and Administrative—Investor Shares	956
Management and Administrative—Admiral Shares	5,119
Marketing and Distribution—Investor Shares	52
Marketing and Distribution—Admiral Shares	374
Custodian Fees	34
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—Admiral Shares	32
Trustees’ Fees and Expenses	6
Other Expenses	84
Total Expenses	7,433
Expenses Paid Indirectly	(34)
Net Expenses	7,399
Net Investment Income	211,571
Realized Net Gain (Loss)
Investment Securities Sold	(16,611)
Futures Contracts	(2,500)
Realized Net Gain (Loss)	(19,111)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(67,361)
Futures Contracts	161
Change in Unrealized Appreciation (Depreciation)	(67,200)
Net Increase (Decrease) in Net Assets Resulting from Operations	125,260

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	211,571	389,311
Realized Net Gain (Loss)	(19,111)	(75,080)
Change in Unrealized Appreciation (Depreciation)	(67,200)	205,112
Net Increase (Decrease) in Net Assets Resulting from Operations	125,260	519,343
Distributions
Investor Shares	(17,314)	(32,844)
Admiral Shares	(195,262)	(355,057)
Total Distributions	(212,576)	(387,901)
Capital Share Transactions
Investor Shares	(14,554)	(104,007)
Admiral Shares	548,900	(10,423)
Net Increase (Decrease) from Capital Share Transactions	534,346	(114,430)
Total Increase (Decrease)	447,030	17,012
Net Assets
Beginning of Period	14,807,462	14,790,450
End of Period	15,254,492	14,807,462

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.24	$11.12	$12.22	$12.35	$12.08	$11.51
Investment Operations
Net Investment Income[1]	.153	.284	.251	.246	.274	.298
Net Realized and Unrealized Gain (Loss) on Investments	(.059)	.119	(1.095)	(.108)	.268	.570
Total from Investment Operations	.094	.403	(.844)	.138	.542	.868
Distributions
Dividends from Net Investment Income	(.154)	(.283)	(.250)	(.246)	(.272)	(.298)
Distributions from Realized Capital Gains	—	—	(.006)	(.022)	—	—
Total Distributions	(.154)	(.283)	(.256)	(.268)	(.272)	(.298)
Net Asset Value, End of Period	$11.18	$11.24	$11.12	$12.22	$12.35	$12.08
Total Return[2]	0.82%	3.67%	-6.92%	1.13%	4.54%	7.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,249	$1,270	$1,361	$1,837	$1,786	$1,791
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.69%	2.54%	2.20%	2.00%	2.25%	2.50%
Portfolio Turnover Rate	18%	46%	32%	19%	20%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.24	$11.12	$12.22	$12.35	$12.08	$11.51
Investment Operations
Net Investment Income[1]	.158	.293	.260	.255	.283	.307
Net Realized and Unrealized Gain (Loss) on Investments	(.060)	.119	(1.094)	(.107)	.269	.571
Total from Investment Operations	.098	.412	(.834)	.148	.552	.878
Distributions
Dividends from Net Investment Income	(.158)	(.292)	(.260)	(.256)	(.282)	(.308)
Distributions from Realized Capital Gains	—	—	(.006)	(.022)	—	—
Total Distributions	(.158)	(.292)	(.266)	(.278)	(.282)	(.308)
Net Asset Value, End of Period	$11.18	$11.24	$11.12	$12.22	$12.35	$12.08
Total Return[2]	0.86%	3.76%	-6.85%	1.21%	4.62%	7.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,005	$13,537	$13,429	$17,444	$16,169	$14,620
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.77%	2.62%	2.28%	2.08%	2.32%	2.58%
Portfolio Turnover Rate	18%	46%	32%	19%	20%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

California Intermediate-Term Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2024, the fund had contributed to Vanguard capital in the amount of $467,000, representing less than 0.01% of the fund’s net assets and 0.19% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $34,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	15,293,597	—	15,293,597
Derivative Financial Instruments
Assets
Futures Contracts[1]	173	—	—	173
Liabilities
Futures Contracts[1]	197	—	—	197
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of May 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,822,323
Gross Unrealized Appreciation	75,500
Gross Unrealized Depreciation	(604,250)
Net Unrealized Appreciation (Depreciation)	(528,750)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2023, the fund had available capital losses totaling $156,652,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2024, the fund purchased $3,346,958,000 of investment securities and sold $2,722,528,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2024, such purchases were  $47,730,000 and sales were $67,695,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

California Intermediate-Term Tax-Exempt Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2024		Year Ended November 30, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	155,317	13,671	314,762	28,208
Issued in Lieu of Cash Distributions	15,804	1,392	29,452	2,643
Redeemed	(185,675)	(16,338)	(448,221)	(40,248)
Net Increase (Decrease)—Investor Shares	(14,554)	(1,275)	(104,007)	(9,397)
Admiral Shares
Issued	1,839,316	161,670	4,211,364	377,752
Issued in Lieu of Cash Distributions	147,398	12,979	260,426	23,375
Redeemed	(1,437,814)	(126,479)	(4,482,213)	(404,056)
Net Increase (Decrease)—Admiral Shares	548,900	48,170	(10,423)	(2,929)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At May 31, 2024, one shareholder was a record or beneficial owner of 35% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to May 31, 2024, that would require recognition or disclosure in these financial statements.

California Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (101.1%)
California (99.3%)
[1]	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	995	1,048
	ABC Unified School District GO	3.000%	8/1/40	2,000	1,661
[2]	Acalanes Union High School District GO, 6.350% coupon rate effective 8/1/24	0.000%	8/1/39	10,000	11,265
[2]	Acalanes Union High School District GO, 6.550% coupon rate effective 8/1/24	0.000%	8/1/39	4,500	5,110
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/52	3,180	813
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	3,300	3,513
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	12,000	2,831
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	2,100	508
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	5,000	2,774
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	5,000	2,760
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	1,000	545
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,000	544
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	1,030	885
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	2,000	1,267
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	1,000	978
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,060	1,079
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,210	1,232
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	6,845	6,969
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	1,525	1,536
	Alameda County Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	850	717
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/34	1,000	1,011
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/35	1,000	1,011
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/33	1,850	1,976
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	1,500	1,556
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	4,500	4,652
	Antelope Valley Community College District GO	3.000%	8/1/50	3,000	2,247
	Arcadia CA Unified School District GO	4.000%	8/1/39	10,305	10,236
	Bakersfield City School District GO	4.000%	11/1/42	4,865	4,793
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	16,705	12,026
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	20,000	12,474
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	18,260	17,741
	Beaumont CA Special Tax Revenue	5.000%	9/1/49	1,000	1,000
	Beaumont CA Special Tax Revenue	5.000%	9/1/54	1,500	1,484
	Berkeley CA GO	2.000%	9/1/41	140	94
	Berkeley Unified School District GO	2.000%	8/1/39	400	284
[5]	Beverly Hills Unified School District CA GO	3.000%	8/1/38	6,560	5,691
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	3,155	2,644
	Beverly Hills Unified School District CA GO	3.000%	8/1/41	2,000	1,660
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/34	1,135	1,090
	Brentwood Union School District GO	5.250%	8/1/52	3,000	3,261
	Burlingame School District GO	3.000%	8/1/42	2,000	1,629
[6]	Cabrillo Community College District GO	0.000%	5/1/26	2,060	1,901
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/31	1,265	1,390
	California (Veterans Bond Program) GO	4.750%	12/1/42	1,000	1,029
	California (Veterans Bond Program) GO	4.850%	12/1/46	2,000	2,076
	California (Veterans Bond Program) GO	5.500%	12/1/52	2,720	2,925
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	34,980	34,961
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	8,675	9,073
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	18,150	18,975
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	29,245	31,067
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	13,225	14,297
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	24,675	26,001
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	28,200	29,859
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	26,530	26,443
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	35,635	37,776

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	25,495	25,295
[7]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	3,045	2,123
[7]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	2,000	1,583
[7]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	3,000	2,697
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	885	961
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,710	1,745
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	933
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,052
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	260	263
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	25,015	5,111
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	25	25
	California Educational Facilities Authority College & University Revenue	3.250%	4/1/30	1,000	956
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/33	250	262
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/38	2,250	2,316
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	6,490	7,641
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	4,625	4,647
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	9,400	11,402
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	300	305
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/42	225	232
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	15,315	17,915
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/43	1,000	1,071
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/44	2,000	2,027
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	4,000	4,661
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	11,630	13,532
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/47	2,335	2,359
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/48	1,290	1,300
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	13,215	15,270
	California Educational Facilities Authority College & University Revenue	4.000%	12/1/50	2,380	2,042
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	250	150
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	6,835	7,904
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/53	8,000	8,168
	California Educational Facilities Authority College & University Revenue	5.500%	10/1/53	6,100	6,277
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/55	4,500	5,042
[7]	California Educational Facilities Authority Revenue TOB VRDO	3.690%	6/3/24	3,625	3,625
[7]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/42	2,000	1,683
[8]	California Enterprise Development Authority Lease (Appropriation) Revenue	5.250%	11/1/49	12,500	12,993
[8]	California Enterprise Development Authority Lease (Appropriation) Revenue	5.500%	11/1/59	30,000	33,226
[8]	California Enterprise Development Authority Lease (Appropriation) Revenue	5.500%	11/1/59	22,830	23,841
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/45	1,190	1,202
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/55	2,110	2,113
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/57	400	398
	California GO	5.000%	9/1/26	3,500	3,622
	California GO	5.000%	10/1/26	1,270	1,316
	California GO	5.000%	10/1/27	1,625	1,712
	California GO	5.000%	10/1/27	1,000	1,053
	California GO	5.000%	11/1/27	2,090	2,204
	California GO	5.000%	4/1/28	1,375	1,460
	California GO	5.000%	11/1/28	15,000	16,078
	California GO	5.000%	4/1/29	1,665	1,797
	California GO	4.000%	9/1/29	1,000	1,035
	California GO	5.000%	10/1/29	2,000	2,053
	California GO	5.000%	10/1/29	3,860	4,199
	California GO	5.000%	3/1/30	2,000	2,016
	California GO	5.000%	4/1/30	3,340	3,661
	California GO	5.000%	8/1/30	4,750	4,892
	California GO	5.000%	8/1/30	13,355	13,452
	California GO	5.000%	8/1/30	10,000	10,127
	California GO	5.000%	8/1/30	5,040	5,343
	California GO	5.000%	10/1/30	4,200	4,462
	California GO	5.000%	8/1/31	14,040	14,692
	California GO	4.000%	9/1/31	5,000	5,009
	California GO	5.000%	9/1/31	8,675	8,946
	California GO	5.000%	11/1/31	2,255	2,399
	California GO	5.000%	8/1/32	2,000	2,093
[1]	California GO	5.250%	8/1/32	7,550	8,533
	California GO	4.000%	9/1/32	2,480	2,484
	California GO	5.000%	9/1/32	2,305	2,377
	California GO	5.000%	9/1/32	2,810	2,898
	California GO	5.000%	11/1/32	2,800	2,939
	California GO	5.000%	11/1/32	2,940	3,250

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	4/1/33	10,500	11,291
California GO	5.000%	8/1/33	10,640	10,960
California GO	3.000%	10/1/33	1,000	937
California GO	5.000%	8/1/34	1,000	1,030
California GO	5.000%	9/1/34	250	258
California GO	5.000%	9/1/34	3,505	3,614
California GO	4.000%	10/1/34	3,845	3,958
California GO	3.000%	11/1/34	1,000	942
California GO	4.000%	11/1/34	4,620	4,799
California GO	5.000%	12/1/34	1,345	1,382
California GO	5.000%	12/1/34	16,855	18,597
California GO	5.000%	3/1/35	9,840	10,728
California GO	5.000%	3/1/35	2,930	3,194
California GO	5.000%	4/1/35	13,875	14,741
California GO	5.000%	8/1/35	3,110	3,203
California GO	4.000%	9/1/35	11,500	11,508
California GO	5.000%	9/1/35	3,265	3,366
California GO	5.000%	11/1/35	3,750	3,934
California GO	5.000%	12/1/35	3,945	4,338
California GO	4.000%	3/1/36	15,985	16,462
California GO	5.000%	3/1/36	1,245	1,357
California GO	5.000%	4/1/36	3,615	3,869
California GO	5.000%	8/1/36	9,350	9,628
California GO	3.000%	9/1/36	7,000	6,289
California GO	4.000%	9/1/36	5,295	5,224
California GO	5.000%	9/1/36	2,235	2,514
California GO	5.000%	9/1/36	2,180	2,452
California GO	5.000%	9/1/36	500	515
California GO	5.000%	9/1/36	18,850	21,449
California GO	5.000%	10/1/36	2,000	2,264
California GO	5.000%	11/1/36	10,000	10,628
California GO	5.000%	12/1/36	13,130	14,410
California GO	5.000%	4/1/37	3,320	3,706
California GO	5.000%	8/1/37	7,500	7,719
California GO	5.000%	8/1/37	6,000	6,357
California GO	5.000%	9/1/37	2,000	2,060
California GO	5.000%	9/1/37	16,665	18,853
California GO	5.000%	10/1/37	6,500	6,520
California GO	5.000%	10/1/37	7,815	8,650
California GO	5.000%	11/1/37	15,340	16,291
California GO	4.000%	8/1/38	6,650	6,563
California GO	5.000%	9/1/38	2,605	2,929
California GO	4.000%	11/1/38	1,100	1,118
California GO	4.000%	10/1/39	1,530	1,551
California GO	5.000%	10/1/39	5,000	5,113
California GO	5.000%	10/1/39	1,750	1,952
California GO	4.000%	11/1/39	5,000	5,077
California GO	5.000%	11/1/39	10,000	10,613
California GO	4.000%	3/1/40	2,400	2,425
California GO	4.000%	10/1/41	10,205	10,301
California GO	3.000%	11/1/41	4,125	3,421
California GO	2.250%	12/1/41	480	343
California GO	4.000%	4/1/42	1,500	1,512
California GO	5.000%	4/1/42	5,000	5,197
California GO	5.000%	4/1/42	5,000	5,456
California GO	4.000%	9/1/42	1,700	1,714
California GO	5.000%	9/1/42	23,770	26,039
California GO	5.000%	10/1/42	9,000	9,517
California GO	5.000%	10/1/42	3,500	3,854
California GO	4.000%	9/1/43	8,290	8,351
California GO	5.000%	9/1/43	5,000	5,526
California GO	5.000%	5/1/44	500	500
California GO	5.000%	10/1/44	6,685	6,697
California GO	5.000%	3/1/45	7,240	7,289
California GO	5.000%	4/1/45	2,835	2,981
California GO	5.000%	8/1/45	10,690	10,802
California GO	5.000%	10/1/45	2,000	2,189
California GO	2.375%	10/1/46	2,000	1,312
California GO	5.250%	9/1/47	8,425	9,309
California GO	5.000%	10/1/48	17,050	17,803

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	4/1/49	5,000	5,234
	California GO	2.500%	12/1/49	100	65
	California GO	2.500%	3/1/50	500	321
	California GO	4.000%	3/1/50	5,000	4,888
	California GO	4.000%	10/1/50	1,500	1,466
	California GO	5.250%	10/1/50	9,000	9,955
	California GO	4.250%	9/1/52	2,515	2,527
	California GO	5.000%	9/1/52	2,380	2,562
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,750	2,700
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,000	1,003
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,008
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,000	3,059
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,435	1,515
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	10,000	10,885
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,140
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,100	1,109
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,295	1,364
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	645	655
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	5,000	5,496
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,100	5,235
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,000	1,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,000	1,002
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	3,000	2,659
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	495	496
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	10,000	10,927
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,000	994
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	6,310	5,518
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,087
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,795	1,949
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	4,500	4,456
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,990	3,430
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	6,000	6,026
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	1,035	1,117
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,000	986
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	8,135	6,881
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,080	1,165
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,771
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,525	1,538
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	10,000	10,834
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	2,520	2,010
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	2,745	2,790
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	16,405	15,880
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.250%	10/1/44	5,000	4,727
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	6,210	5,957
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	5,000	3,875
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/47	1,175	877
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	28,545	32,177
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	34,905	33,775
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	2,000	2,111
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/50	1,400	1,436
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	8,755	8,433
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/51	1,600	1,230
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	7,840	8,342
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/53	2,500	2,619
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/55	2,300	2,344
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/58	3,000	3,118
[4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue BAN	3.000%	6/1/47	9,980	7,978
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	4,990	4,984
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	4,000	4,040
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	2,250	2,311
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	3,500	3,597
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	7,565	8,091
[7,9]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.410%	6/6/24	8,495	8,495
[7,9]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.560%	6/6/24	11,513	11,513
[7,9]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.560%	6/6/24	16,105	16,105
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	8/1/30	500	492
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	2/1/32	250	249
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	18,511	18,187
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	8/1/33	260	255
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	8,023	7,786

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	2/1/35	225	217
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	18,089	17,370
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	18,182	16,961
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	11,117	10,008
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	3,477	3,434
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	1,647	1,302
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.125%	7/1/24	20,000	19,998
[10]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,000	987
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/45	1,315	1,234
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/46	1,700	1,584
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/50	1,730	1,570
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/51	1,750	1,580
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/55	1,860	1,653
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/56	3,350	2,966
[7]	California Infrastructure & Economic Development Bank Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	4,530	4,046
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	3,325	3,453
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/52	5,000	5,174
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/36	100	100
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/47	16,280	17,823
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	5,000	4,893
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	3,240	3,058
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/29	1,290	1,337
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	2,500	2,437
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	9,525	7,005
[7]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	4.000%	7/1/26	510	505
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	225	233
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	625	642
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,125	1,154
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	750	776
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	250	258
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,800	1,846
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/41	2,500	2,365
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/42	1,625	1,521
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	3,000	3,060
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/44	1,500	1,402
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/53	2,500	2,619
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,800	1,840
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	2,465	2,516
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	800	816
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,450	1,477
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	1,806
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,035
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,240	1,262
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	2,375	2,378
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,800	1,826
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	1,000	966
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	2,575	2,588
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,750	1,760
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,023
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	3,720	2,684
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	175	175
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	14,560	12,630
[7]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,250	2,087
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/42	5,000	5,334
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/40	6,500	6,403
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/37	1,405	1,471
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/29	390	422
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	40	40
	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/48	2,960	3,060
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	8,030	6,484
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	1,000	986
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	1,480	1,516
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	15,990	11,924
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/52	3,725	3,791
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	8,225	5,968
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/42	1,000	911
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.250%	8/15/58	1,600	1,621
[7]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,040	1,854

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project)	4.450%	12/1/42	4,500	4,516
[8]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project) PUT	3.750%	6/1/27	579	579
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/27	1,250	1,217
[7]	California Municipal Finance Authority Local or Guaranteed Housing Revenue TOB	4.200%	6/3/24	11,190	11,190
[7]	California Municipal Finance Authority Multifamily Revenue TOB VRDO	4.200%	6/3/24	22,180	22,180
[7]	California Municipal Finance Authority Private Schools Revenue	5.750%	5/1/54	710	719
[7]	California Municipal Finance Authority Private Schools Revenue	5.875%	5/1/59	710	722
[7]	California Municipal Finance Authority Private Schools Revenue (Westside Neighbourhood School Project)	6.200%	6/15/54	1,000	1,042
[7]	California Municipal Finance Authority Private Schools Revenue (Westside Neighbourhood School Project)	6.375%	6/15/64	4,345	4,541
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/49	785	781
	California Municipal Finance Authority Special Tax Revenue	5.625%	9/1/53	1,000	1,023
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/54	750	746
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/48	375	375
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/53	9,360	9,501
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.125%	9/1/54	1,000	1,000
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/33	200	203
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,500	1,535
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	4,510	4,859
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	15,585	16,168
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/51	2,500	2,199
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/56	2,750	2,376
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	8,870	2,418
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	250	252
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	1,000	1,008
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	275	278
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/48	675	572
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/50	1,200	1,196
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/51	800	667
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/52	3,175	2,968
[7]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/59	30	29
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	10,000	7,776
[7]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/61	5,550	4,428
[7]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/48	3,025	3,000
[7]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/51	1,500	1,093
[7]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/61	3,675	2,529
[7]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/49	150	151
[7]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/55	5,375	4,538
[7]	California School Finance Authority Charter School Aid Revenue (New Designs Charter School Adams Campus Project)	5.000%	6/1/50	2,120	2,123
[7,8]	California School Finance Authority Charter School Aid Revenue (New Designs Charter School Project)	5.000%	6/1/54	650	647
[7,8]	California School Finance Authority Charter School Aid Revenue (New Designs Charter School Project)	5.000%	6/1/64	1,600	1,566
[7]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/51	1,550	1,116
[7]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/61	1,300	890
[7]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	50	51
[7]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	25	25
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/34	475	489
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/35	975	1,003
[7]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/36	1,480	1,398
[7]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/51	250	207
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	1,545	1,618
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/31	5,000	5,017
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/37	1,000	1,135
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/39	1,650	1,855
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	2,250	2,257
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/40	8,095	8,162
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	5,000	5,023
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/43	1,000	1,106
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	1,000	1,103
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/45	1,000	1,102
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/45	5,975	5,906
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/49	10,000	10,927
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	1,000	1,038
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	6,000	6,035

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/37	655	672
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,255	1,272
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	6,500	6,548
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	4,120	4,137
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/45	4,145	2,908
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/46	4,000	3,944
	California State University College & University Revenue	5.000%	11/1/32	6,610	6,795
	California State University College & University Revenue	5.000%	11/1/35	1,110	1,193
	California State University College & University Revenue	3.000%	11/1/37	2,215	1,981
	California State University College & University Revenue	5.000%	11/1/37	5,025	5,449
	California State University College & University Revenue	3.000%	11/1/38	2,280	1,994
	California State University College & University Revenue	5.000%	11/1/38	4,015	4,335
	California State University College & University Revenue	5.000%	11/1/38	660	687
	California State University College & University Revenue	5.000%	11/1/42	1,500	1,555
	California State University College & University Revenue	5.000%	11/1/43	575	584
	California State University College & University Revenue	5.000%	11/1/48	6,945	7,257
	California State University College & University Revenue	5.250%	11/1/48	10,155	11,319
	California State University College & University Revenue	5.000%	11/1/50	6,000	6,258
	California State University College & University Revenue PUT	1.600%	11/1/26	3,500	3,225
	California State University College & University Revenue PUT	3.125%	11/1/26	1,000	986
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/51	7,085	6,879
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,000	1,057
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	4,920	4,995
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	190	201
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,350	1,394
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	1,270	1,286
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	895	916
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	2,000	2,027
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,480	1,511
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	3,500	3,629
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	2,335	2,292
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,020	1,038
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,045	957
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,000	987
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,420	1,437
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	1,500	1,506
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/42	1,445	1,350
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/42	3,960	4,009
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/44	1,585	1,589
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	6,085	5,678
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/45	1,150	982
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	6,750	6,459
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.375%	1/1/48	200	196
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/48	1,000	887
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/48	3,020	3,029
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/48	1,395	1,414
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	12,820	9,441
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/52	4,500	4,772
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/54	2,295	2,301
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/56	19,645	19,726
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/57	3,500	3,733
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/57	2,900	2,946
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	2,544
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	894
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,024
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/43	2,640	2,736
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/48	7,000	7,184
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (ODD Fellows Home of California Project)	4.000%	4/1/43	2,000	2,000
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	4,925	4,922
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	3,005	3,073
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,330	8,909
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	450	481
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,145	5,502
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	2,635	2,738
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	4,925	5,117

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	5.250%	9/2/53	8,225	7,972
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,034
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,500	3,559
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,500	2,537
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	4,055	4,099
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	4,220	4,154
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	4,385	4,280
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/46	2,000	1,928
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	9,000	6,791
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	4,000	2,944
[7,9]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	4.200%	6/3/24	10,985	10,985
[7]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB	3.900%	6/3/24	11,000	11,000
[7]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB	4.200%	6/3/24	15,937	15,937
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/49	2,050	2,006
	California Statewide Communities Development Authority Special Assessment Revenue	5.375%	9/2/52	1,990	1,973
	California Statewide Communities Development Authority Special Assessment Revenue	5.500%	9/2/53	2,500	2,492
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/54	1,290	1,257
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/50	805	802
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/49	475	472
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/51	1,550	1,336
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/54	650	642
	Campbell CA GO	5.000%	9/1/47	1,000	1,067
	Campbell Union School District GO	4.000%	8/1/48	4,630	4,473
	Castro Valley Unified School District GO	4.000%	8/1/37	5,960	5,848
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,500	1,508
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/30	300	304
	Central Unified School District GO	4.000%	8/1/50	1,250	1,204
	Central Unified School District GO	5.250%	8/1/52	5,000	5,476
[4]	Ceres Unified School District GO	5.000%	8/1/51	5,000	5,119
	Cerritos Community College District GO	0.000%	8/1/34	4,000	2,759
	Cerritos Community College District GO	0.000%	8/1/35	1,730	1,145
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	5,000	5,012
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,435	1,418
	Chaffey Community College District GO	3.000%	6/1/39	1,000	848
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,748
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/46	2,000	1,767
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/49	675	675
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/51	2,500	2,138
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/54	740	739
	Chino Valley Unified School District GO	0.000%	8/1/40	1,800	903
	Chino Valley Unified School District GO	0.000%	8/1/41	2,500	1,186
	Chino Valley Unified School District GO	0.000%	8/1/42	2,000	900
	Chino Valley Unified School District GO	0.000%	8/1/43	3,590	1,530
	Chino Valley Unified School District GO	0.000%	8/1/44	4,000	1,615
	Chino Valley Unified School District GO	4.000%	8/1/55	7,300	7,044
[1]	Chula Vista Elementary School District COP	2.000%	9/1/46	5,710	3,392
[1]	Chula Vista Elementary School District COP	2.000%	9/1/51	3,400	1,862
	Chula Vista Elementary School District GO	4.000%	8/1/41	2,895	2,947
[1]	Cloverdale Unified School District GO	4.000%	8/1/50	3,575	3,465
[4]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,000	1,045
[4]	Clovis CA Sewer Revenue	5.000%	8/1/38	2,250	2,340
	Clovis Unified School District COP	4.000%	6/1/48	4,970	4,813
[3]	Clovis Unified School District GO	0.000%	8/1/27	2,350	2,103
	Clovis Unified School District GO	5.250%	8/1/40	650	717
[7]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.300%	4/1/51	4,975	3,576
[7]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	4,065	2,826
	Coast Community College District GO	4.000%	8/1/42	9,730	9,636
[1]	Coast Unified School District GO	0.000%	8/1/40	1,610	816
	College of the Sequoias Tulare Area Improvement District No. 3 GO	4.000%	8/1/46	2,245	2,209
[4]	Colton Joint Unified School District GO	0.000%	8/1/46	4,700	1,664
[4]	Colton Joint Unified School District GO	0.000%	8/1/47	5,000	1,680
[4]	Colton Joint Unified School District GO	0.000%	8/1/48	3,500	1,116
	Contra Costa Community College District GO	4.000%	8/1/34	1,300	1,263
	Contra Costa Water District Water Revenue	5.000%	10/1/53	4,670	5,070
	Coronado Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	8,595	8,724
	Corona-Norco Unified School District GO	4.000%	8/1/49	3,000	2,944
[7]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	1,995	1,554

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	990	788
[7]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/56	2,000	1,373
[7]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	4,000	2,926
[7]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/56	1,000	695
[7]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/57	1,000	679
[7]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/57	9,975	7,183
[7]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/57	12,000	8,316
	Culver City Unified School District GO	4.000%	8/1/39	2,915	2,876
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.600%	12/1/37	2,110	2,169
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/42	4,500	4,578
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.950%	12/1/46	1,150	1,169
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/49	565	560
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/52	4,675	4,858
	Desert Community College District GO	4.000%	8/1/51	1,680	1,631
	Desert Community College District GO	4.000%	8/1/51	2,000	1,911
[7]	Deutsche Bank Spears/Lifers Trust Revenue Local or Guaranteed Housing Revenue TOB VRDO	3.900%	6/3/24	4,900	4,900
[8]	Dixon CA Special Tax Revenue	5.000%	9/1/41	625	641
[8]	Dixon CA Special Tax Revenue	5.000%	9/1/54	1,000	1,001
[1]	Downey Unified School District GO	2.000%	8/1/42	450	291
[1]	Downey Unified School District GO	2.125%	8/1/44	135	85
	Downey Unified School District GO	3.000%	8/1/48	1,805	1,391
	Dublin CA Special Tax Revenue	5.375%	9/1/51	1,250	1,260
	Dublin Unified School District GO	4.000%	8/1/39	6,115	6,074
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/42	700	774
[7]	East Bay Municipal Utility District Water System Revenue Water Revenue TOB VRDO	3.370%	6/6/24	2,400	2,400
	East Bay Municipal Utility District Water System Water Revenue	5.250%	6/1/52	2,500	2,747
[1]	East Side Union High School District GO	3.000%	8/1/30	2,000	1,893
[1]	East Side Union High School District GO	3.000%	8/1/31	2,000	1,865
[1]	East Side Union High School District GO	3.000%	8/1/32	1,500	1,367
[1]	East Side Union High School District GO	3.000%	8/1/35	5,995	5,325
	Eastern Municipal Water District Water Revenue	5.000%	7/1/39	2,030	2,089
	El Camino Community College District Foundation GO	4.000%	8/1/41	10,000	9,968
	El Camino Community College District Foundation GO	5.000%	8/1/48	6,550	6,838
[3]	El Camino Healthcare District GO	0.000%	8/1/28	3,495	2,997
	El Camino Healthcare District GO	4.000%	8/1/34	5,000	5,040
	El Dorado Irrigation District COP	4.000%	3/1/45	5,000	4,891
	El Monte Union High School District GO	0.000%	6/1/44	2,340	883
	El Monte Union High School District GO	0.000%	6/1/45	2,250	801
	El Monte Union High School District GO	0.000%	6/1/46	2,000	671
[8]	El Monte Union High School District GO	0.000%	6/1/47	1,500	487
[8]	El Monte Union High School District GO	0.000%	6/1/48	1,250	385
[8]	El Monte Union High School District GO	0.000%	6/1/49	1,000	292
	El Rancho Unified School District GO	2.000%	8/1/37	2,000	1,470
	El Segundo Unified School District GO	2.000%	8/1/46	845	501
	El Segundo Unified School District GO	2.000%	8/1/47	2,530	1,476
	El Segundo Unified School District GO	2.000%	8/1/48	130	74
	El Segundo Unified School District GO	3.125%	8/1/48	4,530	3,596
[4]	El Segundo Unified School District GO	2.125%	8/1/50	100	58
	Elk Grove Unified School District GO	2.000%	8/1/36	6,365	4,812
	Elk Grove Unified School District GO	2.000%	8/1/38	1,250	891
	Elk Grove Unified School District GO	2.000%	8/1/39	1,700	1,176
[11]	Escondido Union High School District GO	0.000%	8/1/32	3,010	2,238
	Eureka City Schools GO	3.200%	8/1/25	3,030	3,000
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,000	1,764
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/51	5,290	4,497
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/52	4,355	3,658
	Fairfield-Suisun Unified School District GO	2.000%	8/1/33	4,890	3,985
[7,12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	9,723	8,332
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	4,685	3,849
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	3,456	3,069
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	9,924	7,860
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/45	1,150	977
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/47	1,250	1,262
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/49	415	411
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/53	485	479

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fontana CA Special Tax Revenue	5.000%	9/1/48	350	350
	Fontana CA Special Tax Revenue	4.000%	9/1/51	525	455
	Fontana CA Special Tax Revenue	5.000%	9/1/54	1,000	991
[4]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/41	2,830	2,852
[4]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/46	4,330	4,286
[4]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/51	4,935	4,784
	Foothill-De Anza Community College District GO	4.000%	8/1/34	1,500	1,507
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,023
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	869
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,000	839
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	200	208
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	704
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	2,000	1,378
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/37	2,000	1,213
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/42	6,180	7,291
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	9	9
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	12,045	11,385
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	6,425	5,321
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	1,250	1,224
	Franklin-Mckinley School District GO	4.000%	8/1/39	245	245
	Franklin-Mckinley School District GO	4.250%	8/1/49	12,240	12,300
[12]	Freddie Mac Pool	3.750%	7/1/42	4,620	4,392
	Fremont Union High School District GO	4.000%	8/1/40	15,000	14,797
	Fremont Union High School District GO	4.000%	8/1/40	25,700	25,353
	Fremont Union High School District GO	4.000%	8/1/48	7,500	7,314
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/35	1,150	1,194
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/46	1,540	1,518
	Fresno Unified School District GO	2.000%	8/1/29	2,305	2,042
	Fresno Unified School District GO	2.000%	8/1/30	2,435	2,118
	Fresno Unified School District GO	2.000%	8/1/31	1,565	1,325
	Fresno Unified School District GO	2.000%	8/1/32	2,705	2,245
	Fresno Unified School District GO	4.000%	8/1/33	750	757
	Fresno Unified School District GO	4.000%	8/1/35	25	25
	Fresno Unified School District GO	4.000%	8/1/36	1,000	1,007
	Fresno Unified School District GO	4.000%	8/1/45	2,500	2,500
[4]	Galt Joint Union High School District GO	5.000%	8/1/43	1,000	1,023
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	3,170	2,369
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/56	6,275	4,554
	Gilroy Unified School District GO	4.000%	8/1/33	1,155	1,166
	Gilroy Unified School District GO	4.000%	8/1/36	1,000	1,009
	Gilroy Unified School District GO	4.000%	8/1/44	1,000	984
	Glendale CA Community College District GO	0.000%	8/1/39	5,540	2,844
	Glendale CA Community College District GO	4.000%	8/1/50	3,000	2,950
	Glendale CA Unified School District GO	3.000%	9/1/39	5,000	4,318
[4,6]	Grossmont Healthcare District GO	0.000%	7/15/33	4,000	2,871
	Grossmont Healthcare District GO	4.000%	7/15/34	3,370	3,310
	Grossmont Union High School District GO	0.000%	8/1/30	5,000	3,971
[1]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	6,000	5,943
	Hacienda La Puente County CA Unified School District GO	5.000%	8/1/47	8,200	8,864
	Hartnell CA Community College District GO	4.000%	8/1/34	225	229
	Hartnell CA Community College District GO	4.000%	8/1/35	300	305
	Hartnell CA Community College District GO	3.000%	8/1/45	2,000	1,580
[7]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/61	5,000	4,548
	Hayward Unified School District COP	5.250%	8/1/52	4,000	4,105
[4]	Hayward Unified School District GO	5.000%	8/1/33	1,335	1,427
[4]	Hayward Unified School District GO	5.000%	8/1/34	1,000	1,070
[4]	Hayward Unified School District GO	4.000%	8/1/43	4,805	4,687
[4]	Hayward Unified School District GO	5.000%	8/1/44	1,045	1,093
[4]	Hayward Unified School District GO	4.000%	8/1/46	2,250	2,221
[4]	Hayward Unified School District GO	4.000%	8/1/48	4,050	3,908
[1]	Hayward Unified School District GO	4.000%	8/1/50	1,000	966
[4]	Hayward Unified School District GO	4.000%	8/1/50	2,990	2,899
[1]	Hemet Unified School District GO	3.000%	8/1/37	1,790	1,530
[1]	Hemet Unified School District GO	3.000%	8/1/39	2,070	1,709
[1,7]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/46	1,000	975
[1,7]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/51	1,465	1,392
[4]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/32	1,000	1,037
[4]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/34	1,125	1,168

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/38	500	519
[4]	Inglewood Unified School District GO	4.000%	8/1/26	250	251
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/51	2,420	2,476
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/30	3,055	3,151
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/31	3,500	3,609
	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	5.250%	2/1/46	265	272
	Irvine Unified School District GO	2.250%	9/1/50	3,000	1,794
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/40	350	333
[4]	Jefferson Union High School District (Teachers and Staff Housing Project) COP	4.000%	8/1/45	1,455	1,418
[4]	Jefferson Union High School District (Teachers and Staff Housing Project) COP	4.000%	8/1/50	6,950	6,698
[4]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	610	616
	Jurupa Unified School District GO	4.000%	8/1/43	5,000	4,994
	La Canada Unified School District GO	5.750%	8/1/50	3,250	3,747
	Lake Elsinore Unified School District Community Facilities District Special Tax Revenue	4.000%	9/1/47	1,000	894
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	478
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	500	466
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/50	1,000	883
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	2,400	2,094
[4]	Lammersville Schools Finance Authority Lease (Abatement) Revenue	3.000%	10/1/49	7,200	5,284
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	1,010	1,045
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,255	1,299
	Las Lomitas Elementary School District GO	4.000%	7/1/40	7,250	7,097
[3]	Las Virgenes Unified School District GO	0.000%	9/1/26	6,160	5,702
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/32	3,210	3,405
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/34	2,000	2,132
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/31	330	334
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/33	300	303
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/39	1,345	1,134
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	1,000	879
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	375	330
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	1,000	869
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	520	452
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	2,100	1,802
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,730	1,432
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	925	744
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/42	1,980	1,561
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/32	1,640	1,742
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/46	3,000	3,189
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	4.000%	8/1/53	1,555	1,474
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/55	2,005	2,099
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	3,000	3,005
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,560	1,602
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,575	1,655
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	4,520	5,009
[13]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	5.171%	11/15/26	1,800	1,802
[6]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/26	5,665	5,738
[6]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/31	4,715	5,113
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/28	250	268
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/29	250	272
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/30	305	338
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/31	430	483
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/39	1,575	1,592
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/44	1,110	1,176
	Long Beach Community College District GO	0.000%	8/1/34	2,830	1,942
	Long Beach Community College District GO	3.000%	8/1/41	2,000	1,629
	Long Beach Community College District GO	4.000%	8/1/45	2,000	1,987
	Long Beach Unified School District GO	0.000%	8/1/26	1,870	1,708
	Long Beach Unified School District GO	5.000%	8/1/36	8,175	8,450
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,426
	Long Beach Unified School District GO	5.000%	8/1/42	900	922
	Long Beach Unified School District GO	3.000%	8/1/50	3,000	2,251
	Long Beach Unified School District GO	4.000%	8/1/53	5,000	4,843
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,091
[7]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB	3.900%	6/3/24	25,100	25,100
[4]	Los Angeles CA Unified School District COP	2.250%	10/1/34	560	457
	Los Angeles CA Unified School District GO	4.000%	7/1/31	5,000	5,001
	Los Angeles CA Unified School District GO	5.000%	7/1/31	12,065	13,474

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/32	14,500	16,401
	Los Angeles CA Unified School District GO	4.000%	7/1/36	4,000	4,122
	Los Angeles CA Unified School District GO	4.000%	7/1/39	2,505	2,534
	Los Angeles CA Unified School District GO	4.000%	7/1/40	3,000	3,005
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,765	2,767
	Los Angeles CA Unified School District GO	4.000%	7/1/41	2,500	2,477
	Los Angeles CA Unified School District GO	5.000%	7/1/41	1,000	1,106
	Los Angeles CA Unified School District GO	5.000%	7/1/42	1,000	1,101
	Los Angeles CA Unified School District GO	5.250%	7/1/42	20,000	21,075
	Los Angeles CA Unified School District GO	2.625%	7/1/46	1,950	1,344
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	4,160	4,210
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,010	1,057
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	3,250	3,401
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,500	2,619
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	1,660	1,741
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	2,100	2,198
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10,000	10,388
	Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/52	5,830	5,613
[7,9]	Los Angeles County California Authority Multifamily Revenue TOB	4.200%	6/3/24	3,600	3,600
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/26	1,500	1,481
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	6,735	7,078
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,409
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	1,700	1,773
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	3,452
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,567
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	3,750	3,970
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	3,734
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,950	6,306
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,000	3,125
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	1,125	1,183
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/41	2,500	2,531
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	3,250	3,271
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	295	296
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	4,000	4,232
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	5,035	5,275
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue (Bunker Hill Project)	5.000%	12/1/24	2,000	2,015
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	4.000%	12/1/37	1,800	1,851
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,145	1,161
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	5,660	5,737
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,000	1,051
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	800	865
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	500	572
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,150	2,317
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	785	846
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	2,000	2,042
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,000	2,073
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,500	2,651
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	500	505
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	10,000	9,564
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	6,500	6,961
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	7,025	7,312
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	100	100
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	100	100
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	4,210	4,286
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	1,700	1,788
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	4,345	4,567
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,835	1,867
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	2,500	2,684
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	40	40
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	85	85
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	12,210	13,241
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	2,290	2,544
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	3,350	3,476
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	20,375	21,021
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	7,170	7,519
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	4,075	4,191
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	1,500	1,628
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	3,310	3,422
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	18,495	19,790

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	7,675	8,212
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	4,780	5,129
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	3,790	3,860
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,765	4,952
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	4,675	4,852
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,640	1,726
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,500	2,592
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,000	1,052
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	6,750	7,084
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	2,305	2,564
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	5,750	5,933
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	3,940	3,761
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/50	2,580	2,743
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	7,000	7,550
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/53	17,535	19,435
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	2.900%	6/3/24	8,000	8,000
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	1,375	1,345
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	5,200	5,242
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/37	1,200	1,385
	Los Banos Unified School District GO	5.250%	8/1/49	6,185	6,754
	Los Rios Community College District GO	4.000%	8/1/34	4,555	4,621
	Los Rios Community College District GO	3.000%	8/1/35	1,450	1,271
[3]	Madera Unified School District GO	0.000%	8/1/28	2,680	2,293
	Magnolia CA School District GO	4.000%	8/1/38	1,570	1,527
[4]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	500	507
	Menifee CA Special Tax Revenue	4.000%	9/1/51	1,090	929
	Menifee CA Special Tax Revenue	5.000%	9/1/53	1,000	992
	Menifee Union School District Special Tax Revenue	4.000%	9/1/45	875	782
	Menifee Union School District Special Tax Revenue	4.000%	9/1/51	3,650	3,147
[11]	Merced Union High School District GO	0.000%	8/1/30	1,470	1,178
	Mesa Water District COP	4.000%	3/15/40	325	333
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,000	907
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/30	4,125	4,197
	Modesto High School District GO	4.000%	8/1/52	8,595	8,353
	Montebello Unified School District GO	5.000%	8/1/41	5,175	5,295
[1]	Montebello Unified School District GO	5.500%	8/1/47	3,500	3,768
[1]	Montebello Unified School District GO	5.000%	8/1/50	2,000	2,083
	Monterey Peninsula Community College District GO	4.000%	8/1/51	4,000	3,878
	Monterey Peninsula Unified School District GO	4.000%	8/1/42	2,100	2,110
[4]	Moreno Valley CA Unified School District GO	3.000%	8/1/50	2,000	1,529
[1]	Moreno Valley CA Unified School District GO	4.125%	8/1/50	3,000	2,948
[1]	Moreno Valley CA Unified School District GO	5.250%	8/1/52	5,500	5,963
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/31	1,675	1,752
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,663
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/38	1,150	1,282
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/39	625	692
[4]	Moulton-Niguel Water District Public Facilities Corp. COP BAN	3.000%	9/1/44	2,000	1,601
	Mount San Antonio Community College District GO	5.000%	8/1/39	1,000	1,076
	Mount San Antonio Community College District GO	0.000%	8/1/46	6,870	2,551
	Mount San Antonio Community College District GO	2.375%	8/1/51	6,115	3,723
	Mount San Jacinto Community College District GO	3.000%	8/1/38	1,715	1,452
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	2,000	1,964
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/45	4,000	3,901
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.125%	12/1/48	2,125	2,051
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/50	6,290	5,988
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.250%	12/1/52	2,500	2,447
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/38	810	824
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/39	1,725	1,747
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/40	1,795	1,812
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/41	1,710	1,723
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,730	1,351
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	7,000	8,427
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	500	602
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	5,700	6,862
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	7,805	9,649
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	10,085	12,468
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	1,170	1,446
	Napa Valley Unified School District GO	4.000%	8/1/38	4,315	4,242
	New Haven Unified School District GO	4.000%	8/1/36	500	507

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Haven Unified School District GO	4.000%	8/1/37	70	71
	New Haven Unified School District GO	4.000%	8/1/39	420	421
	New Haven Unified School District GO	3.000%	8/1/49	1,520	1,162
	Newport Mesa Unified School District GO	0.000%	8/1/35	4,000	2,679
	Newport Mesa Unified School District GO	0.000%	8/1/36	1,000	641
	Newport Mesa Unified School District GO	0.000%	8/1/37	2,000	1,223
	Newport Mesa Unified School District GO	0.000%	8/1/38	1,000	581
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/49	1,300	1,287
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	250	251
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.250%	12/1/42	3,250	3,575
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.500%	12/1/47	4,425	4,873
[3]	North Orange County CA Community College District GO	0.000%	8/1/27	6,880	6,130
	North Orange County CA Community College District GO	3.000%	8/1/38	1,000	850
	North Orange County CA Community College District GO	3.000%	8/1/39	1,000	838
	North Orange County CA Community College District GO	3.000%	8/1/40	1,000	825
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	97,200	97,205
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	36,370	38,456
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	5.000%	6/1/48	150	150
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	3,700	3,403
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,610	3,701
	Norwalk-La Mirada Unified School District GO	3.250%	8/1/35	100	92
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/43	7,865	6,430
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/44	4,320	4,489
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	6,750	5,189
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/51	6,665	7,145
	Novato CA Unified School District GO	5.000%	8/1/25	1,500	1,503
	Novato CA Unified School District GO	4.000%	8/1/41	5,205	5,156
	Novato CA Unified School District GO	3.000%	8/1/43	1,430	1,140
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/33	3,450	3,492
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	7,000	5,668
[4]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,205	1,209
[4]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	1,325	1,329
[11]	Oceanside CA Unified School District GO	0.000%	8/1/25	4,555	4,366
	Ohlone Community College District GO	4.000%	8/1/38	5,540	5,446
	Ontario CA Community Facilities District No. 45 Special Tax Revenue	4.000%	9/1/51	1,540	1,346
	Ontario CA Special Tax Revenue	5.500%	9/1/48	1,500	1,544
	Ontario CA Special Tax Revenue	5.750%	9/1/54	2,000	2,085
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/46	2,500	2,671
	Ontario Montclair School District GO	4.000%	8/1/48	3,050	3,010
	Ontario Montclair School District GO	5.250%	8/1/52	2,360	2,610
	Orange County CA Ocean View School District GO	5.000%	8/1/50	7,290	7,890
	Orange County Water District Water Revenue	4.000%	8/15/34	650	674
	Orinda Union School District GO	4.000%	8/1/47	1,270	1,254
	Orinda Union School District GO	4.000%	8/1/51	1,270	1,227
	Oxnard Union High School District GO	5.000%	8/1/45	1,000	1,045
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/31	800	776
	Palo Alto CA COP	2.125%	11/1/43	1,730	1,148
	Palo Alto CA COP	2.250%	11/1/47	9,515	6,036
	Palomar Health GO	4.000%	8/1/32	4,140	3,927
[11]	Palomar Health GO	0.000%	8/1/33	4,100	2,763
	Palomar Health GO	4.000%	8/1/33	4,560	4,303
	Palomar Health GO	4.000%	8/1/34	335	314
	Palomar Health GO	5.000%	8/1/34	1,100	1,102
	Palomar Health GO	4.000%	8/1/35	4,270	3,997
	Palomar Health GO	0.000%	8/1/36	5,025	2,597
	Palomar Health GO	4.000%	8/1/36	300	282
[1]	Palomar Health GO	0.000%	8/1/38	390	202
[11]	Palomar Health GO	7.000%	8/1/38	205	232
[3]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	3,000	2,719
	Paramount Unified School District GO	0.000%	8/1/42	1,000	438
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/51	4,335	4,630
	Peralta Community College District GO	3.000%	2/1/50	1,750	1,334
	Peralta Community College District GO	5.500%	8/1/52	4,000	4,482
	Perris Union CA High School District GO	3.000%	9/1/45	2,000	1,568
[1]	Pittsburg Unified School District GO	5.000%	8/1/47	2,320	2,473
[1]	Pittsburg Unified School District GO	4.250%	8/1/49	2,500	2,498
[1]	Pittsburg Unified School District GO	4.000%	8/1/51	3,000	2,908
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	2,345	2,089
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,250	1,095

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	4,100	3,533
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/39	2,040	1,108
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	4,000	3,396
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	2,500	2,488
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.000%	6/1/34	200	204
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/35	265	270
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/36	100	102
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/37	100	102
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/38	200	203
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/39	100	102
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/40	110	112
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/41	250	253
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.250%	6/1/42	200	203
[1]	Pleasanton Unified School District (Multiple Capital Improvement Project) COP	5.500%	6/1/52	1,100	1,112
	Pleasanton Unified School District GO	4.000%	8/1/48	5,000	4,868
	Pleasanton Unified School District GO	4.000%	8/1/52	8,315	8,067
[1]	Pomona Unified School District GO	2.500%	8/1/48	5,050	3,298
[4]	Pomona Unified School District GO	3.000%	8/1/48	3,155	2,389
[4]	Pomona Unified School District GO	4.000%	8/1/48	2,285	2,266
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/45	625	627
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/50	1,000	987
[4]	Poway Public Financing Authority Water Revenue	5.250%	6/1/53	2,125	2,311
	Poway Unified School District GO	0.000%	8/1/33	990	707
	Poway Unified School District GO	0.000%	8/1/33	5,010	3,575
	Poway Unified School District GO	0.000%	8/1/34	8,130	5,574
	Poway Unified School District GO	0.000%	8/1/46	8,000	2,798
	Poway Unified School District GO	0.000%	8/1/51	7,500	2,035
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28	2,320	2,400
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	3,400	3,514
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,735	1,795
[4]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	1,720	1,748
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/50	2,250	2,156
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/49	550	530
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/53	520	500
	Rancho Cordova CA Special Tax Revenue	5.375%	9/1/53	1,300	1,316
	Ravenswood CA City School District GO	5.000%	8/1/43	2,680	2,740
	Ravenswood CA City School District GO	4.000%	8/1/46	3,740	3,707
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/29	1,000	1,022
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/31	600	613
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/46	4,000	3,118
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/51	250	186
[6]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/26	3,445	3,171
	Rialto CA Special Tax Revenue	5.500%	9/1/53	5,035	5,200
	Rialto CA Special Tax Revenue	5.750%	9/1/58	5,235	5,464
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/36	1,295	1,334
[1]	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/47	1,600	1,625
[7,9]	River Islands Public Financing Authority Special Tax Revenue TOB VRDO	4.200%	6/3/24	35,400	35,400
	Riverside CA Sewer Revenue	5.000%	8/1/33	3,660	3,908
	Riverside Community College District GO	3.000%	8/1/35	530	478
	Riverside Community College District GO	3.000%	8/1/36	2,490	2,221
	Riverside Community College District GO	3.000%	8/1/37	1,100	964
	Riverside Community College District GO	3.000%	8/1/40	6,050	5,041
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,320	2,281
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	6,710	3,114
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	2,975	1,306
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	7,500	3,114
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/48	4,105	3,123
[4]	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,000	4,623
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	3,500	3,650
	Riverside Unified School District GO	4.000%	8/1/32	2,250	2,292
	Riverside Unified School District GO	3.000%	8/1/36	800	702
	Riverside Unified School District GO	3.000%	8/1/37	1,800	1,559
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/49	1,050	1,051
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/54	1,270	1,249
[4]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/30	1,940	1,977
[1]	Robla CA School District GO	5.000%	8/1/44	2,170	2,249
	Roseville CA Special Tax Revenue	4.000%	9/1/46	2,000	1,718
	Roseville CA Special Tax Revenue	4.000%	9/1/46	1,000	868
	Roseville CA Special Tax Revenue	4.000%	9/1/51	2,750	2,284
	Roseville Joint Union High School District GO	3.000%	8/1/40	1,000	828

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	2,500	2,560
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/44	3,250	3,212
	Sacramento CA City Unified School District GO	4.000%	5/1/47	5	5
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,820	1,974
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/49	1,345	1,292
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/52	9,020	9,737
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/36	2,245	2,366
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	9,160	9,327
[6,7,9]	Sacramento City Financing Authority Lease (Abatement) Revenue TOB VRDO	3.410%	6/6/24	34,700	34,700
[3]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	3,000	2,333
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,767
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,275	1,357
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	2,000	2,129
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,520	2,682
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,000	2,129
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	1,330	1,405
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	500	500
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	2,000	2,125
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/53	9,475	10,307
[4]	Sacramento Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/1/33	1,475	1,505
	Salinas Union High School District GO	4.000%	8/1/45	4,000	4,000
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/34	2,360	2,505
[1]	San Bernardino City Unified School District GO	0.000%	8/1/35	5,900	3,871
[1]	San Bernardino City Unified School District GO	0.000%	8/1/36	5,000	3,129
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	1,875	1,485
	San Bernardino Community College District GO	0.000%	8/1/44	15,000	6,025
	San Bernardino Community College District GO	0.000%	8/1/48	12,770	4,264
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	9,250	9,464
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	6,130	6,319
	San Diego CA Unified School District GO	0.000%	7/1/32	1,110	835
	San Diego CA Unified School District GO	0.000%	7/1/34	3,550	2,366
	San Diego CA Unified School District GO	0.000%	7/1/38	4,890	2,824
	San Diego CA Unified School District GO	0.000%	7/1/39	1,495	819
	San Diego CA Unified School District GO	2.000%	7/1/45	5,080	3,146
	San Diego CA Unified School District GO	4.450%	7/1/47	1,000	1,026
	San Diego CA Unified School District GO	3.250%	7/1/48	1,000	824
	San Diego CA Unified School District GO	5.000%	7/1/48	11,500	12,477
	San Diego CA Unified School District GO	0.000%	7/1/49	2,000	640
	San Diego CA Unified School District GO	4.000%	7/1/50	1,850	1,799
	San Diego CA Unified School District GO	4.550%	7/1/52	3,000	3,071
	San Diego Community College District GO	0.000%	8/1/36	8,000	5,067
	San Diego Community College District GO	0.000%	8/1/38	3,510	2,010
	San Diego Community College District GO	4.000%	8/1/41	1,000	1,024
	San Diego Community College District GO	4.000%	8/1/42	1,000	1,017
	San Diego Community College District GO	4.000%	8/1/43	1,000	1,013
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,492
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	2,325	2,509
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	7,015	7,253
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	2,000	2,109
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	2,515	2,361
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,540	1,583
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/41	2,250	2,540
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/43	2,270	2,544
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	2,000	2,162
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/31	1,010	1,028
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	600	683
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,000	1,120
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/43	650	719
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	5,050	5,201
	San Dieguito Union High School District GO	3.000%	8/1/38	1,000	848
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/46	1,460	864
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	6,300	4,852
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	8,475	6,468
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	3,800	3,868
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	5,000	3,976
	San Francisco CA City & County	4.000%	4/1/43	5,865	5,807
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/33	5,040	5,000
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	2,500	2,370
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	2,500	2,355
	San Francisco CA City & County COP	4.000%	4/1/41	2,705	2,710

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA City & County COP	4.000%	4/1/41	3,355	3,363
	San Francisco CA City & County COP	4.000%	4/1/41	3,565	3,572
[7]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/51	1,700	1,366
	San Francisco CA City & County GO	4.000%	6/15/28	3,800	3,801
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	2,430	2,483
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	1,015	1,037
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/35	10,000	9,843
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/48	17,530	19,510
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	1,865	1,812
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/52	4,000	4,409
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/52	2,165	2,387
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	10	10
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	1,000	1,030
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	3,145	3,419
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	1,130	1,133
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,700	4,871
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	6,605	6,894
	San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/52	1,150	1,175
[7]	San Francisco City & County CA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.200%	6/3/24	54,150	54,150
[7]	San Francisco City & County CA Special Tax District No. 2020-1 Special Tax Revenue	5.750%	9/1/50	850	860
[7]	San Francisco City & County CA Special Tax District No. 2020-1 Special Tax Revenue	5.750%	9/1/53	1,500	1,513
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/41	1,290	1,309
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/46	2,135	2,104
	San Francisco City & County Public Utilities Commission Power Water Revenue	5.000%	11/1/39	1,790	1,809
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,030	3,228
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	7,000	7,451
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/37	1,250	1,309
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	2,080	2,209
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,000	1,106
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/42	1,000	1,102
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/50	5,000	4,859
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	2,000	2,042
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/28	985	1,016
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/30	1,200	1,240
[4]	San Francisco Community College District GO	3.000%	6/15/45	3,125	2,416
	San Francisco Community College District GO	4.000%	6/15/45	2,300	2,248
[4,8]	San Francisco Community College District GO	5.250%	6/15/49	18,500	20,236
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	3,000	2,883
[7]	San Francisco Municipal Transportation Agency Transit Revenue TOB VRDO	3.440%	6/6/24	4,000	4,000
	San Francisco Unified School District GO	4.000%	6/15/33	3,155	3,222
	San Francisco Unified School District GO	4.000%	6/15/33	7,830	7,702
	San Francisco Unified School District GO	4.000%	6/15/34	2,500	2,550
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,037
	San Francisco Unified School District GO	3.000%	6/15/39	4,075	3,494
	San Francisco Unified School District GO	3.000%	6/15/40	6,500	5,465
	San Francisco Unified School District GO	5.000%	6/15/40	3,380	3,669
[1]	San Jacinto Unified School District COP	5.000%	9/1/40	1,075	1,135
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/37	7,000	7,302
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	2,000	2,074
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	7,515	7,329
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	225	165
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,026
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	550	539
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	2,000	2,012
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/45	400	386
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	15,165	15,251
	San Jose CA GO	5.000%	9/1/49	5,400	5,669
	San Jose Evergreen Community College District GO	3.000%	9/1/40	3,710	3,120
	San Jose Evergreen Community College District GO	4.000%	9/1/43	1,000	1,010
	San Jose Evergreen Community College District GO	4.000%	9/1/45	5,000	5,010
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,100	4,284
	San Juan Unified School District GO	2.375%	8/1/41	15	11
	San Juan Unified School District GO	5.000%	8/1/41	2,000	2,178

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	San Leandro Unified School District GO	4.000%	8/1/35	450	459
	San Leandro Unified School District GO	4.000%	8/1/47	3,150	3,097
	San Lorenzo Valley CA Unified School District GO	4.000%	8/1/45	1,395	1,399
	San Luis Coastal Unified School District GO	4.000%	8/1/49	1,000	968
	San Luis Coastal Unified School District GO	4.000%	8/1/53	6,670	6,483
	San Luis Obispo County Community College District GO	4.000%	8/1/40	6,585	6,506
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/29	760	798
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/34	1,155	1,215
	San Marcos Unified School District GO	4.000%	8/1/33	3,520	3,577
	San Marcos Unified School District GO	5.000%	8/1/35	5,000	5,243
	San Marcos Unified School District GO	5.000%	8/1/36	2,000	2,095
	San Marcos Unified School District GO	0.000%	8/1/39	5,000	2,699
	San Marcos Unified School District GO	0.000%	8/1/40	5,000	2,550
	San Marcos Unified School District GO	0.000%	8/1/41	2,000	965
	San Marcos Unified School District GO	0.000%	8/1/42	1,000	457
	San Marcos Unified School District GO	0.000%	8/1/43	1,000	434
	San Mateo County Transit District Sales Tax Revenue	4.000%	6/1/32	5,645	5,562
	San Mateo Foster City CA School District GO	4.000%	8/1/42	1,000	1,016
	San Mateo Foster City CA School District GO	4.000%	8/1/44	2,750	2,767
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	1,835	1,440
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	4,975	3,018
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	3,000	3,152
	San Mateo Union High School District GO	1.875%	9/1/32	1,655	1,331
[2]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	3,280	2,488
	San Rafael CA City High School District GO	3.000%	8/1/40	1,950	1,630
	San Rafael CA City High School District GO	4.000%	8/1/40	4,180	4,130
	San Rafael CA City High School District GO	4.250%	8/1/47	5,500	5,556
	San Rafael CA City High School District GO	4.000%	8/1/53	7,000	6,804
	San Rafael City Elementary School District GO	4.500%	8/1/42	2,645	2,716
	San Rafael City Elementary School District GO	5.000%	8/1/43	1,000	1,040
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,334
	San Rafael City Elementary School District GO	4.250%	8/1/47	3,000	3,042
[6]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	2,000	1,389
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,507
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	4,140	4,117
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/34	415	466
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/37	1,165	1,299
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	5,000	5,465
[4]	Sanger Unified School District GO	3.000%	8/1/45	1,000	779
[4]	Sanger Unified School District GO	3.000%	8/1/48	5,500	4,202
[4]	Sanger Unified School District GO	4.000%	8/1/55	2,480	2,373
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/41	2,000	1,986
[3]	Santa Ana Unified School District GO	0.000%	8/1/32	3,680	2,697
[1]	Santa Ana Unified School District GO	2.000%	8/1/46	5,755	3,417
[1]	Santa Ana Unified School District GO	2.125%	8/1/50	1,000	572
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	2,310	1,168
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,765	2,382
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	3,000	2,588
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/45	10,000	9,818
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	4,165	3,320
	Santa Clara Unified School District GO	3.000%	7/1/37	6,605	5,847
	Santa Clara Unified School District GO	4.000%	7/1/40	5,000	4,964
	Santa Clara Unified School District GO	4.000%	7/1/41	9,485	9,398
	Santa Clarita Community College District GO	3.000%	8/1/36	750	659
	Santa Clarita Community College District GO	5.000%	8/1/40	1,060	1,176
	Santa Clarita Community College District GO	3.000%	8/1/41	950	781
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/37	850	748
	Santa Monica Community College District GO	4.000%	8/1/35	1,050	1,073
	Santa Monica Community College District GO	5.000%	8/1/43	10,000	10,567
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,524
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.250%	7/1/51	6,500	3,974
	Santa Monica-Malibu Unified School District (School Facilities Improvement Project) GO	3.000%	8/1/42	1,575	1,291
	Santa Rosa Elementary School District GO	5.000%	8/1/42	400	439
	Santa Rosa Elementary School District GO	5.000%	8/1/43	600	653
[1]	Santa Rosa High School District GO	5.000%	8/1/36	550	568
[1]	Santa Rosa High School District GO	5.000%	8/1/39	1,125	1,157
	Santa Rosa High School District GO	5.000%	8/1/53	2,135	2,287
[3]	Saratoga Union School District GO	0.000%	3/1/28	2,220	1,942
[4]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/49	2,500	2,435
	Shasta-Tehama-Trinity Joint Community College District GO	3.000%	8/1/42	4,770	3,884

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sierra Joint Community College District GO	4.000%	8/1/53	3,350	3,272
[1]	Simi Valley Unified School District GO	0.000%	8/1/32	1,720	1,272
	Sonoma County Junior College District GO	3.000%	8/1/37	7,285	6,367
	Sonoma County Junior College District GO	3.000%	8/1/39	4,000	3,372
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	1,260	1,325
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/42	40	43
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/34	200	206
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/35	200	206
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/36	350	360
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/37	250	256
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/38	1,080	939
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/39	1,110	951
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/40	1,105	936
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	2.500%	2/1/50	4,920	3,157
	South Orange County Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/52	8,765	9,417
	South San Francisco Unified School District GO	4.000%	9/1/40	1,000	1,009
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/41	5,000	5,574
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/42	5,000	5,547
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/42	11,255	12,486
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/43	5,000	5,524
	Southern California Public Power Authority Electric Power & Light Revenue (Ape Power Project)	5.000%	7/1/31	100	100
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	3,600	3,673
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	4,245	4,367
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	31,975	33,644
	Southwestern Community College District GO	3.000%	8/1/39	900	776
	Southwestern Community College District GO	3.000%	8/1/40	1,250	1,055
	Southwestern Community College District GO	3.000%	8/1/40	2,500	2,110
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/39	280	236
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/46	4,300	3,369
	Stanislaus County Modesto Elementary School District GO	5.000%	8/1/52	3,910	4,197
	Stanislaus County Modesto Elementary School District GO	5.000%	8/1/52	1,580	1,696
	State Center Community College District GO	3.000%	8/1/40	4,660	3,947
	Stockton Community Facilities District Special Tax Revenue	5.000%	9/1/49	525	514
	Stockton Community Facilities District Special Tax Revenue	5.000%	9/1/54	650	636
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,550	1,653
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,000	2,124
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,015	1,018
[1]	Stockton Unified School District GO	4.000%	8/1/36	1,000	1,031
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,625	1,652
[1]	Stockton Unified School District GO	4.000%	8/1/40	1,035	1,040
[1]	Stockton Unified School District GO	4.000%	8/1/45	5,000	4,841
	Sunnyvale CA School District GO	4.000%	9/1/36	250	258
	Sunnyvale CA School District GO	4.000%	9/1/37	270	276
	Sunnyvale CA School District GO	4.000%	9/1/40	700	710
	Sunnyvale CA School District GO	4.000%	9/1/42	700	707
	Sunnyvale CA School District GO	4.000%	9/1/44	600	602
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/50	3,425	3,328
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	2.500%	4/1/52	3,620	2,277
	Sweetwater Union High School District GO	5.000%	8/1/33	165	169
	Sweetwater Union High School District GO	5.000%	8/1/34	900	919
[1]	Sweetwater Union High School District GO	0.000%	8/1/39	1,355	672
[1]	Sweetwater Union High School District GO	0.000%	8/1/40	3,005	1,395
[1]	Sweetwater Union High School District GO	0.000%	8/1/41	4,000	1,743
[1]	Sweetwater Union High School District GO	0.000%	8/1/42	4,000	1,644
	Sweetwater Union High School District GO	4.000%	8/1/42	5,000	4,881
[1]	Sweetwater Union High School District GO	0.000%	8/1/43	4,000	1,544
[1]	Sweetwater Union High School District GO	0.000%	8/1/44	3,500	1,270
[1]	Sweetwater Union High School District GO	0.000%	8/1/45	5,000	1,709
[1]	Sweetwater Union High School District GO	0.000%	8/1/46	5,000	1,609
[1]	Sweetwater Union High School District GO	0.000%	8/1/47	5,000	1,519
	Tahoe-Truckee Unified School District GO	5.000%	8/1/39	2,645	2,719
	Temecula Public Financing Authority Special Tax Revenue	5.000%	9/1/44	920	940
	Temecula Public Financing Authority Special Tax Revenue	5.000%	9/1/54	875	880
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/38	3,115	3,253
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,000	1,066
	Torrance Unified School District GO	4.000%	8/1/39	10,000	10,008
	Torrance Unified School District GO	4.000%	8/1/40	27,095	26,771
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,285	2,016
	Tracy CA Community Facilities District Special Tax Revenue	5.750%	9/1/48	1,700	1,766
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/50	1,000	850

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tracy CA Community Facilities District Special Tax Revenue	5.875%	9/1/53	2,700	2,815
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/36	800	825
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/45	2,000	2,017
[4]	Tulare Local Health Care District GO	4.000%	8/1/39	3,275	3,288
[3]	Tulare Union High School District GO	0.000%	8/1/27	515	460
[3]	Tulare Union High School District GO	0.000%	8/1/28	1,250	1,077
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/31	3,000	3,039
[14]	Ukiah CA Unified School District GO	0.000%	8/1/32	4,000	2,984
[1]	Ukiah CA Unified School District GO	5.000%	8/1/45	1,800	1,873
[1]	Ukiah CA Unified School District GO	5.000%	8/1/49	2,150	2,224
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/35	1,015	1,036
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/36	525	535
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/42	3,290	3,226
	Union Elementary School District GO	5.000%	9/1/25	315	321
	Union Elementary School District GO	4.000%	9/1/52	1,875	1,816
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,639
	United Water Conservation District COP	4.000%	10/1/50	2,155	2,111
	University of California College & University Revenue	3.250%	5/15/29	5,185	5,064
	University of California College & University Revenue	4.000%	5/15/34	7,000	7,083
	University of California College & University Revenue	5.000%	5/15/35	7,475	7,929
	University of California College & University Revenue	5.000%	5/15/37	3,535	3,683
	University of California College & University Revenue	5.000%	5/15/40	300	302
	University of California College & University Revenue	5.000%	5/15/40	1,000	1,103
	University of California College & University Revenue	5.000%	5/15/42	5,000	5,173
	University of California College & University Revenue	5.000%	5/15/43	6,100	6,393
	University of California College & University Revenue	5.000%	5/15/48	16,775	17,488
	University of California College & University Revenue	4.000%	5/15/50	3,500	3,427
	University of California College & University Revenue	4.000%	5/15/51	8,000	7,821
	University of California College & University Revenue	5.000%	5/15/52	25,500	27,279
	University of California College & University Revenue (Limited Project)	4.000%	5/15/40	5,000	5,050
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	14,190	15,197
[4]	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	3,825	3,751
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	800	830
	University of California College & University Revenue VRDO	3.000%	6/3/24	1,945	1,945
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	1,895	1,959
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,000	1,108
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	3,000	3,299
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	4,000	4,373
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	3,500	3,815
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	10,690	11,492
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	35,140	33,385
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.500%	5/15/54	15,000	12,743
	Upland CA COP	4.000%	1/1/42	5,635	4,939
	Upland CA COP	5.000%	1/1/47	4,060	4,102
[1]	Val Verde Unified School District COP	5.000%	3/1/32	750	795
[1]	Val Verde Unified School District COP	5.000%	3/1/33	1,000	1,060
[1]	Val Verde Unified School District COP	5.000%	3/1/35	2,445	2,596
[4]	Val Verde Unified School District GO	4.000%	8/1/46	1,700	1,673
[1]	Val Verde Unified School District GO	4.000%	8/1/49	5,000	4,811
	Vallecitos Water District COP	2.250%	8/1/46	2,140	1,371
	Vallejo City Unified School District GO	5.000%	8/1/41	1,485	1,599
	Ventura Unified School District GO	4.000%	8/1/41	2,855	2,895
	Ventura Unified School District GO	4.000%	8/1/52	6,455	6,242
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	865	906
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/36	750	786
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/37	2,350	2,386
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,970	2,005
[3]	Vista Unified School District GO	0.000%	8/1/28	7,425	6,333
	Walnut Valley Unified School District GO	0.000%	8/1/36	1,000	601
	Washington Township Health Care District GO	5.250%	8/1/48	1,100	1,201
	Washington Township Health Care District GO	5.500%	8/1/53	750	829
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	835	835
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,360
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,230	1,262
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	500	511
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,080	1,035
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,080	1,095
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/34	1,770	1,435
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,220	2,018
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	506

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,240	1,122
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,000	737
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	750	613
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/48	2,860	3,076
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/53	2,025	2,128
[7]	West Contra Costa Unified School District Ad Valorem Property Tax Revenue TOB VRDO	3.480%	6/7/24	4,040	4,040
[3]	West Contra Costa Unified School District GO	0.000%	8/1/32	5,000	3,658
[1]	West Contra Costa Unified School District GO	3.000%	8/1/35	850	755
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,000	883
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	1,400	1,222
	West Sonoma County Union High School District GO	5.000%	8/1/43	780	819
	West Sonoma County Union High School District GO	5.000%	8/1/46	1,000	1,048
	West Sonoma County Union High School District GO	5.000%	8/1/49	4,430	4,622
	West Valley-Mission Community College District GO	4.000%	8/1/40	20,855	20,573
[4]	Western Placer Unified School District GO	5.000%	8/1/42	6,350	6,627
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/40	1,100	1,229
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/43	1,120	1,112
[4]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/28	620	645
[4]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/29	1,000	1,040
					5,251,462
Guam (0.0%)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,000	1,001
Puerto Rico (1.8%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	299	297
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	16,688	16,829
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	11,896	12,429
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	5,052	5,430
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	10,044	11,177
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	3,652	3,644
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	430	416
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	810	750
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	174	157
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,675	1,758
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	526
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	970	1,025
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	610	635
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	1,800	1,660
[7]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	5,365	4,948
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,181	975
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,773	2,109
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	1,127	786
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	6,152	6,112
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/53	1,548	1,480
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	2,753	2,723
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	3,920	3,866

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	17,530	17,472
				97,204
Total Tax-Exempt Municipal Bonds (Cost $5,487,314)				5,349,667
Total Investments (101.1%) (Cost $5,487,314)				5,349,667
Other Assets and Liabilities—Net (-1.1%)				(58,318)
Net Assets (100%)				5,291,349
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Securities with a value of $306,000 have been segregated as initial margin for open futures contracts.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, the aggregate value was $458,487,000, representing 8.7% of net assets.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2024.
9	Scheduled principal and interest payments are guaranteed by bank letter of credit.
10	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
14	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2024	347	36,712	(50)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2024	(73)	(8,938)	43
				(7)

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $5,487,314)	5,349,667
Investment in Vanguard	160
Cash	10
Receivables for Investment Securities Sold	908
Receivables for Accrued Income	58,139
Receivables for Capital Shares Issued	3,562
Variation Margin Receivable—Futures Contracts	12
Other Assets	110
Total Assets	5,412,568
Liabilities
Payables for Investment Securities Purchased	113,582
Payables for Capital Shares Redeemed	2,535
Payables for Distributions	4,874
Payables to Vanguard	228
Total Liabilities	121,219
Net Assets	5,291,349
At May 31, 2024, net assets consisted of:

Paid-in Capital	5,560,961
Total Distributable Earnings (Loss)	(269,612)
Net Assets	5,291,349

Investor Shares—Net Assets
Applicable to 48,692,776 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	548,109
Net Asset Value Per Share—Investor Shares	$11.26

Admiral Shares—Net Assets
Applicable to 421,379,361 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,743,240
Net Asset Value Per Share—Admiral Shares	$11.26

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2024
($000)
Investment Income
Income
Interest	89,566
Total Income	89,566
Expenses
The Vanguard Group—Note B
Investment Advisory Services	260
Management and Administrative—Investor Shares	412
Management and Administrative—Admiral Shares	1,685
Marketing and Distribution—Investor Shares	21
Marketing and Distribution—Admiral Shares	122
Custodian Fees	16
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	14
Trustees’ Fees and Expenses	2
Other Expenses	32
Total Expenses	2,572
Expenses Paid Indirectly	(16)
Net Expenses	2,556
Net Investment Income	87,010
Realized Net Gain (Loss)
Investment Securities Sold	(8,805)
Futures Contracts	198
Realized Net Gain (Loss)	(8,607)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(7,285)
Futures Contracts	1
Change in Unrealized Appreciation (Depreciation)	(7,284)
Net Increase (Decrease) in Net Assets Resulting from Operations	71,119

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2024	Year Ended November 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	87,010	147,693
Realized Net Gain (Loss)	(8,607)	(47,825)
Change in Unrealized Appreciation (Depreciation)	(7,284)	102,899
Net Increase (Decrease) in Net Assets Resulting from Operations	71,119	202,767
Distributions
Investor Shares	(8,933)	(15,646)
Admiral Shares	(76,739)	(130,469)
Total Distributions	(85,672)	(146,115)
Capital Share Transactions
Investor Shares	18,955	13,703
Admiral Shares	355,249	388,379
Net Increase (Decrease) from Capital Share Transactions	374,204	402,082
Total Increase (Decrease)	359,651	458,734
Net Assets
Beginning of Period	4,931,698	4,472,964
End of Period	5,291,349	4,931,698

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.28	$11.14	$12.76	$12.86	$12.53	$11.79
Investment Operations
Net Investment Income[1]	.188	.347	.293	.297	.335	.371
Net Realized and Unrealized Gain (Loss) on Investments	(.023)	.136	(1.542)	(.017)	.327	.741
Total from Investment Operations	.165	.483	(1.249)	.280	.662	1.112
Distributions
Dividends from Net Investment Income	(.185)	(.343)	(.292)	(.297)	(.332)	(.372)
Distributions from Realized Capital Gains	—	—	(.079)	(.083)	—	—
Total Distributions	(.185)	(.343)	(.371)	(.380)	(.332)	(.372)
Net Asset Value, End of Period	$11.26	$11.28	$11.14	$12.76	$12.86	$12.53
Total Return[2]	1.45%	4.42%	-9.88%	2.22%	5.36%	9.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$548	$530	$511	$663	$659	$640
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.28%	3.11%	2.53%	2.32%	2.66%	3.02%
Portfolio Turnover Rate	36%	76%	85%	42%	27%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.28	$11.14	$12.76	$12.86	$12.53	$11.79
Investment Operations
Net Investment Income[1]	.193	.356	.302	.307	.345	.381
Net Realized and Unrealized Gain (Loss) on Investments	(.023)	.136	(1.542)	(.017)	.327	.741
Total from Investment Operations	.170	.492	(1.240)	.290	.672	1.122
Distributions
Dividends from Net Investment Income	(.190)	(.352)	(.301)	(.307)	(.342)	(.382)
Distributions from Realized Capital Gains	—	—	(.079)	(.083)	—	—
Total Distributions	(.190)	(.352)	(.380)	(.390)	(.342)	(.382)
Net Asset Value, End of Period	$11.26	$11.28	$11.14	$12.76	$12.86	$12.53
Total Return[2]	1.49%	4.50%	-9.81%	2.30%	5.44%	9.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,743	$4,401	$3,962	$5,134	$4,859	$4,371
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.36%	3.19%	2.61%	2.40%	2.73%	3.10%
Portfolio Turnover Rate	36%	76%	85%	42%	27%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

California Long-Term Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2024, the fund had contributed to Vanguard capital in the amount of $160,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $16,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,349,667	—	5,349,667
Derivative Financial Instruments
Assets
Futures Contracts[1]	43	—	—	43
Liabilities
Futures Contracts[1]	50	—	—	50
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of May 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,489,983
Gross Unrealized Appreciation	51,060
Gross Unrealized Depreciation	(191,383)
Net Unrealized Appreciation (Depreciation)	(140,323)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2023, the fund had available capital losses totaling $124,882,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2024, the fund purchased $2,308,137,000 of investment securities and sold $1,841,555,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2024, such purchases were  $56,850,000 and sales were $9,800,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

California Long-Term Tax-Exempt Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2024		Year Ended November 30, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	123,198	10,758	147,864	13,268
Issued in Lieu of Cash Distributions	7,615	666	13,135	1,180
Redeemed	(111,858)	(9,772)	(147,296)	(13,247)
Net Increase (Decrease)—Investor Shares	18,955	1,652	13,703	1,201
Admiral Shares
Issued	657,555	57,442	1,343,745	121,294
Issued in Lieu of Cash Distributions	49,843	4,358	84,175	7,562
Redeemed	(352,149)	(30,767)	(1,039,541)	(94,168)
Net Increase (Decrease)—Admiral Shares	355,249	31,033	388,379	34,688
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to May 31, 2024, that would require recognition or disclosure in these financial statements.
Q752 072024

Financial Statements
For the period ended May 31, 2024
Vanguard California Tax-Exempt Bond ETF

Contents
Financial Statements	1

California Tax-Exempt Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.3%)
California (100.3%)
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	200	47
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	300	73
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	100	55
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	100	55
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	125	67
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	150	153
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/29	40	44
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/34	10	11
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/45	30	33
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/45	75	76
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/27	55	49
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/32	120	89
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue, ETM	0.000%	9/1/36	250	162
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/25	85	86
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/26	35	36
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	65	68
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	55	59
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	50	50
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	110	111
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	5	5
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	200	197
	Bay Area Toll Authority Highway Revenue	3.500%	4/1/47	45	38
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	150	144
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	30	22
	Bay Area Toll Authority Highway Revenue	5.250%	4/1/54	85	94
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	100	62
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	80	76
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	50	46
[3]	Bay Area Toll Authority Highway Revenue VRDO	4.000%	6/3/24	165	165
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	30	32
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/29	60	65
	Berkeley CA GO	3.250%	9/1/45	165	136
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	30	22
	Beverly Hills Unified School District CA GO	0.000%	8/1/34	30	21
	Burbank CA Electric Power & Light Revenue	5.000%	6/1/48	100	108
	California Department of Water Resources Water Revenue	5.000%	12/1/24	50	50
	California Department of Water Resources Water Revenue	5.000%	12/1/24	125	126
	California Department of Water Resources Water Revenue	5.000%	12/1/26	45	47
	California Department of Water Resources Water Revenue	5.000%	12/1/26	15	16
	California Department of Water Resources Water Revenue	5.000%	12/1/27	55	58
	California Department of Water Resources Water Revenue	5.000%	12/1/28	25	26
	California Department of Water Resources Water Revenue	5.000%	12/1/29	40	42
	California Department of Water Resources Water Revenue	5.000%	12/1/32	25	27
	California Department of Water Resources Water Revenue	5.000%	12/1/33	60	66
	California Department of Water Resources Water Revenue	5.000%	12/1/34	60	67
	California Department of Water Resources Water Revenue	5.000%	12/1/35	25	28
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/31	140	159
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/34	10	12
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/35	15	17
	California Department of Water Resources Water Revenue (Central Valley Revenue)	5.000%	12/1/33	50	57
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	75	76
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/33	195	226
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	100	102
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	130	152
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/43	10	10
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	100	117
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	75	87
1

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/48	40	41
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	175	202
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	50	30
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	200	231
	California Educational Facilities Authority College & University Revenue	5.500%	10/1/53	10	10
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/26	20	21
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/26	40	41
[4]	California Enterprise Development Authority Lease (Appropriation) Revenue	5.250%	11/1/49	100	110
[4]	California Enterprise Development Authority Lease (Appropriation) Revenue	5.500%	11/1/59	100	111
[4]	California Enterprise Development Authority Lease (Appropriation) Revenue	5.500%	11/1/59	100	104
	California GO	5.000%	8/1/24	100	100
	California GO	5.000%	8/1/24	50	50
	California GO	5.000%	8/1/24	75	75
	California GO	5.000%	8/1/24	25	25
	California GO	5.000%	8/1/24	35	35
	California GO	5.000%	9/1/24	75	75
	California GO	5.000%	9/1/24	10	10
	California GO	5.000%	10/1/24	20	20
	California GO	5.000%	11/1/24	75	75
	California GO	5.000%	3/1/25	5	5
	California GO	5.000%	4/1/25	20	20
	California GO	5.000%	8/1/25	80	81
	California GO	5.000%	8/1/25	110	112
	California GO	5.000%	9/1/25	70	71
	California GO	5.000%	9/1/25	45	46
	California GO	5.000%	9/1/25	95	97
	California GO	5.000%	10/1/25	170	174
	California GO	5.000%	11/1/25	40	41
	California GO	5.000%	12/1/25	15	15
	California GO	3.000%	3/1/26	100	98
	California GO	5.000%	4/1/26	10	10
	California GO	5.000%	8/1/26	75	78
	California GO	5.000%	8/1/26	25	25
	California GO	5.000%	9/1/26	105	109
	California GO	5.000%	10/1/26	80	83
	California GO	5.000%	10/1/26	85	87
[5]	California GO	5.000%	2/1/27	200	208
	California GO	3.000%	3/1/27	10	10
	California GO	4.000%	3/1/27	100	102
	California GO	5.000%	4/1/27	55	57
	California GO	5.000%	4/1/27	120	125
	California GO	3.500%	8/1/27	30	30
	California GO	5.000%	8/1/27	195	201
	California GO	5.000%	8/1/27	80	84
	California GO	5.000%	9/1/27	15	15
	California GO	5.000%	9/1/27	15	16
	California GO	5.000%	10/1/27	40	42
	California GO	5.000%	10/1/27	125	128
	California GO	5.000%	11/1/27	50	53
	California GO	5.000%	11/1/27	25	26
	California GO	5.000%	12/1/27	210	222
	California GO	3.000%	3/1/28	35	34
	California GO	4.000%	3/1/28	55	56
	California GO	5.000%	4/1/28	165	175
	California GO	5.000%	4/1/28	10	11
	California GO	5.000%	8/1/28	30	30
	California GO	5.000%	8/1/28	15	16
	California GO	5.000%	8/1/28	90	96
	California GO	4.000%	9/1/28	10	10
	California GO	4.000%	9/1/28	75	77
	California GO	5.000%	9/1/28	25	25
	California GO	5.000%	9/1/28	100	107
	California GO	3.250%	10/1/28	25	24
	California GO	5.000%	10/1/28	145	155
	California GO	5.000%	11/1/28	105	110
	California GO	5.000%	11/1/28	90	96
	California GO	5.000%	11/1/28	90	96
	California GO	3.000%	3/1/29	120	116
	California GO	5.000%	3/1/29	175	189
	California GO	5.000%	4/1/29	30	32
2

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	4/1/29	85	92
	California GO	5.000%	4/1/29	105	113
	California GO	3.000%	8/1/29	55	53
	California GO	5.000%	8/1/29	20	21
	California GO	5.000%	8/1/29	105	107
	California GO	5.000%	8/1/29	30	31
	California GO	5.000%	8/1/29	5	5
	California GO	3.000%	9/1/29	10	10
	California GO	4.000%	9/1/29	10	10
	California GO	5.000%	9/1/29	30	31
	California GO	5.000%	9/1/29	20	21
	California GO	5.000%	9/1/29	150	163
	California GO	5.000%	9/1/29	60	65
	California GO	5.000%	10/1/29	25	27
	California GO	5.000%	10/1/29	30	33
	California GO	5.000%	10/1/29	40	44
	California GO	4.000%	11/1/29	10	10
	California GO	5.000%	11/1/29	15	16
	California GO	5.000%	11/1/29	10	11
	California GO	5.000%	8/1/30	165	173
	California GO	5.000%	8/1/30	65	67
	California GO	5.000%	9/1/30	100	110
	California GO	5.000%	9/1/30	85	94
	California GO	5.000%	10/1/30	100	108
	California GO	5.000%	10/1/30	125	138
	California GO	5.000%	10/1/30	300	331
	California GO	4.000%	11/1/30	10	10
	California GO	5.000%	11/1/30	100	111
	California GO	5.000%	12/1/30	195	216
	California GO	5.000%	3/1/31	255	279
	California GO	5.000%	4/1/31	185	206
	California GO	5.000%	4/1/31	70	78
	California GO	5.000%	9/1/31	70	72
	California GO	5.000%	10/1/31	55	60
	California GO	5.000%	10/1/31	95	106
	California GO	5.000%	11/1/31	165	176
	California GO	5.000%	4/1/32	10	11
	California GO	5.000%	4/1/32	15	17
[1]	California GO	5.250%	8/1/32	370	418
	California GO	5.000%	9/1/32	90	93
	California GO	5.000%	11/1/32	20	21
	California GO	5.000%	11/1/32	15	17
	California GO	5.000%	12/1/32	200	206
	California GO	5.000%	3/1/33	50	55
	California GO	5.000%	4/1/33	155	167
	California GO	5.000%	4/1/33	200	225
	California GO	5.000%	8/1/33	55	56
	California GO	5.000%	8/1/33	60	62
	California GO	5.000%	9/1/33	65	74
	California GO	3.000%	10/1/33	20	19
	California GO	4.000%	10/1/33	85	89
	California GO	5.000%	10/1/33	25	29
	California GO	4.000%	12/1/33	55	55
	California GO	5.000%	8/1/34	50	52
	California GO	4.000%	9/1/34	65	65
	California GO	5.000%	9/1/34	50	52
	California GO	5.000%	9/1/34	30	34
	California GO	5.000%	9/1/34	215	249
	California GO	5.000%	9/1/34	185	214
	California GO	3.000%	10/1/34	25	23
	California GO	4.000%	10/1/34	55	57
	California GO	5.000%	12/1/34	70	77
	California GO	5.000%	3/1/35	100	109
	California GO	5.000%	4/1/35	30	32
	California GO	5.000%	4/1/35	30	34
	California GO	3.500%	8/1/35	25	24
	California GO	5.000%	8/1/35	50	52
	California GO	5.000%	8/1/35	30	31
	California GO	3.000%	9/1/35	50	46
	California GO	4.000%	9/1/35	50	50
3

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/35	35	36
	California GO	5.000%	9/1/35	200	226
	California GO	3.000%	10/1/35	25	23
	California GO	4.000%	11/1/35	200	201
	California GO	4.000%	11/1/35	45	46
	California GO	5.000%	12/1/35	15	17
	California GO	4.000%	3/1/36	50	52
	California GO	5.000%	4/1/36	70	70
	California GO	4.000%	9/1/36	105	104
	California GO	5.000%	9/1/36	25	28
	California GO	5.000%	9/1/36	10	10
	California GO	5.000%	9/1/36	100	114
	California GO	3.000%	10/1/36	15	14
	California GO	4.000%	10/1/36	30	31
	California GO	4.000%	11/1/36	10	10
	California GO	5.000%	11/1/36	30	33
	California GO	5.000%	12/1/36	15	16
	California GO	4.000%	3/1/37	130	133
	California GO	5.000%	4/1/37	80	80
	California GO	4.000%	9/1/37	200	197
	California GO	5.000%	9/1/37	8	9
	California GO	3.000%	10/1/37	100	90
	California GO	5.000%	11/1/37	75	78
	California GO	5.000%	11/1/37	80	90
	California GO	5.000%	4/1/38	40	40
	California GO	5.000%	9/1/39	100	111
	California GO	5.000%	10/1/39	75	84
	California GO	4.000%	3/1/40	75	76
	California GO	3.000%	11/1/40	10	8
	California GO	5.000%	9/1/41	10	11
	California GO	4.000%	10/1/41	75	76
	California GO	5.000%	10/1/41	165	179
	California GO	3.000%	11/1/41	65	54
	California GO	4.000%	4/1/42	60	60
	California GO	5.000%	4/1/42	245	267
	California GO	5.000%	9/1/42	180	197
	California GO	5.000%	10/1/42	35	39
	California GO	5.000%	11/1/42	20	22
	California GO	4.000%	2/1/43	120	116
	California GO	4.000%	9/1/43	15	15
	California GO	4.000%	9/1/43	100	101
	California GO	5.000%	9/1/43	60	66
	California GO	2.375%	12/1/43	135	93
	California GO	4.500%	12/1/43	120	120
	California GO	5.000%	12/1/43	35	35
	California GO	5.000%	12/1/43	110	118
	California GO	5.000%	5/1/44	135	135
	California GO	5.000%	9/1/44	10	11
	California GO	4.000%	11/1/44	45	43
	California GO	5.000%	3/1/45	410	413
	California GO	3.250%	4/1/45	110	92
	California GO	4.000%	9/1/45	150	147
	California GO	5.000%	10/1/45	120	131
	California GO	5.250%	10/1/45	55	61
	California GO	3.000%	3/1/46	40	32
	California GO	3.000%	9/1/46	90	71
	California GO	2.375%	10/1/46	50	33
	California GO	5.000%	4/1/47	10	11
	California GO	4.000%	11/1/47	15	15
	California GO	5.000%	9/1/48	250	274
	California GO	3.000%	10/1/49	20	15
	California GO	4.000%	10/1/50	150	147
	California GO	3.000%	11/1/50	195	150
	California GO	5.000%	9/1/53	250	272
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/42	15	16
[5]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	80	83
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	115	122
[5]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	105	112
[5]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	230	245
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/47	95	104
4

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/52	20	22
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/44	100	105
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	4.000%	10/1/26	100	102
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	90	92
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/47	20	20
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/48	50	50
	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/43	250	261
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	200	55
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	105	105
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	50	50
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	10	10
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	35	35
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	30	30
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/25	100	100
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	10	11
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	90	99
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	75	84
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	100	111
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/36	200	228
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	65	72
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/42	35	35
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/43	100	111
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	50	55
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/24	30	30
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/25	100	102
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/25	35	36
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	70	73
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/29	130	141
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	100	100
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/31	20	22
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	50	50
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	65	65
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	20	21
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	115	130
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/35	195	219
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/36	25	28
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	11/1/43	265	275
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/44	40	42
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/45	130	143
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/46	90	89
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	25	26
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	100	99
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/46	200	216
	California State University College & University Revenue	5.000%	11/1/26	80	83
	California State University College & University Revenue	5.000%	11/1/27	40	41
	California State University College & University Revenue	5.000%	11/1/27	100	105
	California State University College & University Revenue	5.000%	11/1/27	100	103
	California State University College & University Revenue	5.000%	11/1/28	75	77
	California State University College & University Revenue	5.000%	11/1/29	150	154
	California State University College & University Revenue	5.000%	11/1/30	185	190
	California State University College & University Revenue	5.000%	11/1/32	70	71
	California State University College & University Revenue	5.000%	11/1/32	110	113
	California State University College & University Revenue	5.000%	11/1/33	15	15
	California State University College & University Revenue	5.000%	11/1/33	15	15
	California State University College & University Revenue	4.000%	11/1/34	100	100
	California State University College & University Revenue	5.000%	11/1/35	15	16
	California State University College & University Revenue	3.200%	11/1/37	30	27
	California State University College & University Revenue	4.000%	11/1/37	90	90
	California State University College & University Revenue	5.000%	11/1/37	40	42
	California State University College & University Revenue	4.000%	11/1/38	25	25
	California State University College & University Revenue	5.000%	11/1/38	10	10
	California State University College & University Revenue	5.000%	11/1/38	20	21
	California State University College & University Revenue	5.000%	11/1/41	10	10
	California State University College & University Revenue	5.000%	11/1/42	150	156
	California State University College & University Revenue	5.000%	11/1/43	50	51
	California State University College & University Revenue	5.000%	11/1/45	150	153
	California State University College & University Revenue	5.000%	11/1/47	90	93
	California State University College & University Revenue	5.000%	11/1/47	65	66
	California State University College & University Revenue	5.250%	11/1/48	50	56
	California State University College & University Revenue	5.000%	11/1/49	80	84
5

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.250%	11/1/53	110	122
	Campbell Union School District GO	0.000%	8/1/40	100	52
[1]	Centinela Valley Union High School District GO	3.000%	8/1/44	15	11
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	75	71
	Cerritos Community College District GO	3.000%	8/1/44	50	40
	Chabot-Las Positas Community College District GO	5.000%	8/1/25	15	15
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	135	135
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	45	45
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	60	59
	Chaffey Community College District GO	5.000%	6/1/48	15	16
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	80	81
	Chino Valley Unified School District GO	0.000%	8/1/40	100	50
	Chino Valley Unified School District GO	4.000%	8/1/45	60	60
	Chino Valley Unified School District GO	0.000%	8/1/47	150	51
	Chino Valley Unified School District GO	0.000%	8/1/48	250	81
	Chino Valley Unified School District GO	5.000%	8/1/55	70	73
[7]	Clovis Unified School District GO	0.000%	8/1/29	70	58
	Clovis Unified School District GO	4.000%	8/1/48	50	49
	Coast Community College District GO	3.000%	8/1/39	45	39
	Coast Community College District GO	0.000%	8/1/41	100	47
	Coast Community College District GO, Prere.	5.000%	8/15/25	100	102
[8]	Compton CA Unified School District GO	4.000%	6/1/49	30	29
	Corona-Norco Unified School District GO	4.000%	8/1/43	50	50
	Corona-Norco Unified School District GO	3.000%	8/1/44	20	16
	Corona-Norco Unified School District GO	4.000%	8/1/49	15	15
	Desert Community College District GO	4.000%	8/1/39	100	99
	Desert Community College District GO	4.000%	8/1/51	200	194
	Desert Community College District GO. Prere.	5.000%	2/1/26	100	103
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/24	10	10
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	65	66
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	200	203
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	75	79
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	15	17
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	160	168
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	50	53
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	65	68
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	150	152
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/43	10	11
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	50	49
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/49	50	55
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/54	50	54
	Eastern Municipal Water District Water Revenue	5.000%	7/1/42	60	61
	Eastern Municipal Water District Water Revenue	5.000%	7/1/45	50	51
	El Camino Community College District Foundation GO	0.000%	8/1/38	175	100
	El Monte Union High School District GO	0.000%	6/1/44	200	75
	El Monte Union High School District GO	0.000%	6/1/46	100	34
	El Monte Union High School District GO	4.000%	6/1/46	45	44
[8]	Elk Grove Unified School District COP	3.125%	2/1/40	30	25
[1]	Folsom Cordova Unified School District GO	4.000%	10/1/44	60	59
[5]	Foothill-De Anza Community College District GO	0.000%	8/1/36	100	65
	Foothill-De Anza Community College District GO	3.000%	8/1/40	60	51
	Foothill-De Anza Community College District GO	4.000%	8/1/40	60	60
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	250	242
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	50	47
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	150	142
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/30	50	42
[1]	Fowler Unified School District GO	0.000%	8/1/40	40	20
	Fremont Union High School District GO	4.000%	8/1/46	50	50
	Fresno Unified School District GO	4.000%	8/1/41	255	254
	Fresno Unified School District GO	4.000%	8/1/52	100	97
	Glendale CA Community College District GO	4.000%	8/1/46	85	84
	Glendale CA Community College District GO	4.000%	8/1/50	50	49
	Glendale CA Community College District GO, Prere.	5.250%	8/1/27	75	80
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/51	90	97
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/44	165	173
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	60	59
[8]	Hayward Unified School District GO	5.000%	8/1/44	80	84
[8]	Hayward Unified School District GO	4.000%	8/1/48	125	121
	Hayward Unified School District GO, Prere.	5.000%	8/1/24	10	10
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/32	125	129
6

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.125%	11/1/35	25	23
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/38	70	72
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/46	110	112
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/41	80	82
	Kern Community College District GO	5.250%	8/1/38	25	29
	Lakeside Union School District/San Diego County	0.000%	8/1/50	10	3
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/46	80	62
	Lodi CA Unified School District GO	3.000%	8/1/46	50	39
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/25	95	96
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	25	26
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/49	25	26
	Long Beach Unified School District GO	5.000%	8/1/24	60	60
	Long Beach Unified School District GO	3.000%	8/1/47	15	12
	Long Beach Unified School District GO	3.000%	8/1/50	25	19
	Long Beach Unified School District GO	4.000%	8/1/50	35	34
	Long Beach Unified School District GO	4.000%	8/1/53	15	15
	Los Angeles CA Community College District GO	5.000%	8/1/24	300	301
	Los Angeles CA Community College District GO	5.000%	8/1/24	15	15
[4]	Los Angeles CA Community College District GO	5.000%	8/1/26	100	104
	Los Angeles CA Community College District GO	5.000%	8/1/27	45	47
[4]	Los Angeles CA Community College District GO	5.000%	8/1/27	100	105
[4]	Los Angeles CA Community College District GO	5.000%	8/1/33	100	115
	Los Angeles CA Community College District GO	4.000%	8/1/35	50	50
	Los Angeles CA Community College District GO	4.000%	8/1/36	10	10
	Los Angeles CA Community College District GO	5.000%	8/1/36	20	21
	Los Angeles CA Community College District GO	4.000%	8/1/38	125	125
[4]	Los Angeles CA Community College District GO	5.000%	8/1/38	100	115
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	155	155
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	265	266
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	225	226
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	175	175
	Los Angeles CA Solid Waste Resources Resource Recovery Revenue	5.000%	2/1/38	10	11
	Los Angeles CA Unified School District COP	5.000%	10/1/25	35	36
	Los Angeles CA Unified School District COP	5.000%	10/1/26	90	93
	Los Angeles CA Unified School District COP	5.000%	10/1/29	10	11
	Los Angeles CA Unified School District COP	5.000%	10/1/31	100	111
	Los Angeles CA Unified School District COP	5.000%	10/1/35	10	11
	Los Angeles CA Unified School District COP	5.000%	10/1/38	15	17
	Los Angeles CA Unified School District GO	5.000%	7/1/24	10	10
	Los Angeles CA Unified School District GO	5.000%	7/1/24	100	100
	Los Angeles CA Unified School District GO	5.000%	7/1/24	10	10
	Los Angeles CA Unified School District GO	5.000%	7/1/24	15	15
	Los Angeles CA Unified School District GO	5.000%	7/1/24	90	90
	Los Angeles CA Unified School District GO	5.000%	7/1/25	55	56
	Los Angeles CA Unified School District GO	5.000%	7/1/25	100	102
	Los Angeles CA Unified School District GO	5.000%	7/1/25	60	61
	Los Angeles CA Unified School District GO	5.000%	7/1/26	430	445
	Los Angeles CA Unified School District GO	5.000%	7/1/26	170	176
	Los Angeles CA Unified School District GO	5.000%	7/1/26	135	140
	Los Angeles CA Unified School District GO	5.000%	7/1/26	145	145
	Los Angeles CA Unified School District GO	5.000%	7/1/27	80	80
	Los Angeles CA Unified School District GO	5.000%	7/1/27	250	263
	Los Angeles CA Unified School District GO	5.000%	7/1/27	40	41
	Los Angeles CA Unified School District GO	5.000%	7/1/28	225	240
	Los Angeles CA Unified School District GO	5.000%	7/1/28	55	59
	Los Angeles CA Unified School District GO	5.000%	7/1/28	100	103
	Los Angeles CA Unified School District GO	5.000%	7/1/28	120	128
	Los Angeles CA Unified School District GO	5.000%	7/1/28	75	80
	Los Angeles CA Unified School District GO	5.000%	7/1/28	60	64
	Los Angeles CA Unified School District GO	5.000%	7/1/29	25	25
	Los Angeles CA Unified School District GO	5.000%	7/1/29	35	38
	Los Angeles CA Unified School District GO	5.000%	7/1/29	100	109
	Los Angeles CA Unified School District GO	5.000%	7/1/29	125	136
	Los Angeles CA Unified School District GO	5.000%	7/1/30	215	222
	Los Angeles CA Unified School District GO	5.000%	7/1/30	150	150
	Los Angeles CA Unified School District GO	5.000%	7/1/30	20	22
	Los Angeles CA Unified School District GO	5.000%	7/1/30	55	61
	Los Angeles CA Unified School District GO	5.000%	7/1/30	65	72
	Los Angeles CA Unified School District GO	5.000%	7/1/30	50	55
	Los Angeles CA Unified School District GO	3.000%	7/1/31	175	165
7

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Unified School District GO	5.000%	7/1/31	25	27
Los Angeles CA Unified School District GO	5.000%	7/1/31	200	223
Los Angeles CA Unified School District GO	4.000%	7/1/32	75	79
Los Angeles CA Unified School District GO	5.000%	7/1/32	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/32	200	226
Los Angeles CA Unified School District GO	5.000%	7/1/33	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/33	35	37
Los Angeles CA Unified School District GO	5.000%	7/1/33	315	360
Los Angeles CA Unified School District GO	3.000%	1/1/34	20	18
Los Angeles CA Unified School District GO	5.000%	7/1/34	100	116
Los Angeles CA Unified School District GO	3.000%	7/1/35	25	22
Los Angeles CA Unified School District GO	5.000%	7/1/35	100	115
Los Angeles CA Unified School District GO	5.000%	7/1/37	30	32
Los Angeles CA Unified School District GO	5.000%	7/1/39	175	198
Los Angeles CA Unified School District GO	5.000%	7/1/40	10	10
Los Angeles CA Unified School District GO	5.000%	7/1/41	100	112
Los Angeles CA Unified School District GO	5.000%	7/1/42	10	11
Los Angeles CA Unified School District GO	5.250%	7/1/42	135	142
Los Angeles CA Unified School District GO	5.250%	7/1/42	5	5
Los Angeles CA Unified School District GO	5.000%	7/1/43	10	11
Los Angeles CA Unified School District GO	4.000%	7/1/44	30	29
Los Angeles CA Unified School District GO	4.000%	7/1/44	10	10
Los Angeles CA Unified School District GO	3.000%	7/1/45	165	131
Los Angeles CA Unified School District GO	2.625%	7/1/46	50	34
Los Angeles CA Unified School District GO	5.250%	7/1/47	75	83
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/24	280	280
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/27	20	21
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	20	22
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	20	21
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/42	20	20
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	60	61
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/47	430	448
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10	10
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/52	130	125
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	75	79
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	15	15
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/25	75	76
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/25	15	15
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	100	103
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/26	70	73
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	35	37
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	160	171
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	75	83
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	55	62
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	125	138
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	100	112
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	85	89
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	100	111
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	200	213
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	40	42
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	150	157
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	90	99
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	50	52
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	25	26
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	50	52
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	15	16
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	45	47
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	50	53
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	180	180
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/41	5	5
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	35	35
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	30	32
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	50	54
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/46	100	100
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	50	33
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	4.000%	8/1/40	120	120
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	60	59
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/33	200	204
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	75	80
8

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	25	27
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	10	10
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	110	121
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	60	67
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	140	153
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	15	17
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	40	43
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	40	43
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	10	10
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	60	65
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/44	10	11
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/44	65	68
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	200	215
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	160	171
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	15	16
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	25	26
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	10	10
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	85	85
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	110	114
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	275	284
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	35	36
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	70	71
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	80	86
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	65	71
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	25	26
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	105	120
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	40	43
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	25	26
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	100	108
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	35	35
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	50	53
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	10	10
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	25	25
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	25	28
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	25	28
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	35	40
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	25	26
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	25	25
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	55	60
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	15	17
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	55	60
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	50	51
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	65	67
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	60	66
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	65	71
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	55	61
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	30	33
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	20	22
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	115	125
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	20	22
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	115	127
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	100	111
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	120	132
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	150	166
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	40	43
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	125	129
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	85	89
9

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	50	52
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/49	20	21
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	80	85
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	35	37
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	165	176
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	160	171
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	55	59
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/53	90	98
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/53	70	77
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	50	52
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/27	20	20
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	20	23
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	10	12
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	20	23
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	85	94
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	105	117
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	10	10
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	20	20
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	20	23
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	100	110
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	35	39
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	10	10
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	15	15
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	5	6
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	45	51
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	140	153
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	5	6
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	5	6
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	15	17
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	35	36
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	100	108
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	25	27
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	20	22
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	150	157
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	5	5
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	30	31
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	20	21
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	20	21
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	25	27
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	65	71
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	70	73
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/49	70	76
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	15	16
Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/53	20	22
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	95	96
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	135	138
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	70	73
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	205	212
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	65	66
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	150	151
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	75	78
Los Angeles Unified School District GO	2.000%	7/1/29	105	94
Los Rios Community College District GO	3.000%	8/1/25	60	60
Magnolia CA School District GO	0.000%	8/1/36	50	30
Marin Community College District GO, Prere.	4.000%	2/15/27	40	41
Metropolitan Water District of Southern California Water Revenue	2.250%	7/1/24	10	10
Metropolitan Water District of Southern California Water Revenue	5.000%	8/1/24	75	75
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	10	10
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	40	41
Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	145	140
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/26	60	62
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	40	42
Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	50	49
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/32	15	17
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/34	10	11
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/37	45	48
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	5	5
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	5	5
Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/45	20	21
Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/48	75	82
10

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/51	100	107
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	1/1/26	55	57
	Miracosta Community College District GO	4.000%	8/1/45	35	35
	Montebello Unified School District GO	5.000%	8/1/41	15	15
	Montebello Unified School District GO	4.000%	8/1/46	35	33
[1]	Montebello Unified School District GO	5.000%	8/1/50	40	42
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/26	85	87
	Newport Mesa Unified School District GO	0.000%	8/1/36	100	64
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/42	35	36
	North Orange County CA Community College District GO	4.000%	8/1/44	110	110
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/30	25	28
	Northern California Power Agency Power Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/32	100	114
[9]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	50	28
	Novato CA Unified School District GO	2.375%	8/1/45	285	191
	Oakland CA GO	4.000%	1/15/39	115	115
	Oakland CA GO	2.500%	1/15/47	200	136
	Oakland CA GO	3.000%	1/15/50	50	38
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	70	70
	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	60	62
[8]	Oakland Unified School District/Alameda County GO	5.000%	8/1/35	35	39
	Oakland Unified School District/Alameda County GO	3.000%	8/1/41	70	55
[8]	Oakland Unified School District/Alameda County GO	4.000%	8/1/46	40	39
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	50	51
	Ohlone Community College District GO	4.000%	8/1/45	60	59
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/51	120	115
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/25	200	202
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/34	120	130
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	15	16
	Orange County Water District Water Revenue	4.000%	8/15/41	25	25
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/51	10	11
	Peralta Community College District GO	4.000%	8/1/39	35	34
	Peralta Community College District GO	5.250%	8/1/42	50	56
	Peralta Community College District GO	5.500%	8/1/52	165	185
[1]	Perris Union CA High School District GO	4.000%	9/1/43	140	140
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/46	100	36
	Poway Unified School District GO	4.000%	8/1/29	50	50
	Poway Unified School District GO	0.000%	8/1/40	200	101
	Poway Unified School District GO	0.000%	8/1/46	175	61
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/42	150	161
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/36	60	65
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	50	54
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/38	20	21
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/43	5	5
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	90	91
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	280	288
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	35	35
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	10	10
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	150	147
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/27	25	26
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/30	85	90
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/32	60	63
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	30	32
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	35	37
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/41	35	36
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/49	80	77
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/43	15	15
[5]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	440	486
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	35	36
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/29	90	99
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/31	100	114
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/32	215	248
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	15	14
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/50	65	70
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/24	15	15
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/27	10	11
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	70	75
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/36	20	22
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	130	140
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	5	5
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/54	100	109
11

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento Municipal Utility District Power Electric Power & Light Revenue	5.000%	11/15/34	10	12
	Sacramento Municipal Utility District Power Electric Power & Light Revenue	5.000%	8/15/37	25	27
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/33	75	87
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/34	10	12
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	50	51
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	75	77
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/24	35	35
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	30	31
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	80	85
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	100	103
	San Diego CA Unified School District GO	5.000%	7/1/24	70	70
	San Diego CA Unified School District GO	5.000%	7/1/26	65	67
[1]	San Diego CA Unified School District GO	5.250%	7/1/28	20	22
	San Diego CA Unified School District GO	0.000%	7/1/29	65	54
	San Diego CA Unified School District GO	5.000%	7/1/29	230	237
	San Diego CA Unified School District GO	5.000%	7/1/29	35	38
	San Diego CA Unified School District GO	0.000%	7/1/30	85	69
	San Diego CA Unified School District GO	0.000%	7/1/30	45	36
	San Diego CA Unified School District GO	0.000%	7/1/31	50	39
	San Diego CA Unified School District GO	5.000%	7/1/31	80	90
	San Diego CA Unified School District GO	4.000%	7/1/32	15	15
	San Diego CA Unified School District GO	0.000%	7/1/37	100	61
	San Diego CA Unified School District GO	0.000%	7/1/39	100	51
	San Diego CA Unified School District GO	3.000%	7/1/39	10	8
	San Diego CA Unified School District GO	0.000%	7/1/41	50	25
	San Diego CA Unified School District GO	3.125%	7/1/42	145	122
	San Diego CA Unified School District GO	4.000%	7/1/44	50	50
	San Diego CA Unified School District GO	4.000%	7/1/47	175	171
	San Diego CA Unified School District GO	3.250%	7/1/48	170	140
	San Diego CA Unified School District GO	5.000%	7/1/48	50	54
	San Diego CA Unified School District GO	5.000%	7/1/48	15	16
	San Diego CA Unified School District GO	0.000%	7/1/49	70	22
	San Diego CA Unified School District GO	4.000%	7/1/49	55	54
	San Diego CA Unified School District GO	3.000%	7/1/50	50	38
	San Diego CA Unified School District GO	4.000%	7/1/50	350	340
	San Diego CA Unified School District GO	4.250%	7/1/52	50	50
	San Diego CA Unified School District GO	4.000%	7/1/53	20	19
	San Diego CA Unified School District GO	4.000%	7/1/53	115	111
	San Diego CA Unified School District GO	5.000%	7/1/53	50	54
[2]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	100	75
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	150	141
	San Diego Community College District	5.000%	8/1/27	15	16
	San Diego Community College District GO	4.000%	8/1/43	50	51
	San Diego County CA COP	5.000%	10/1/48	40	43
	San Diego County CA COP	5.000%	10/1/53	210	226
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	50	52
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	100	105
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	30	30
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/46	90	87
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	35	37
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	175	167
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	85	90
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	15	16
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/28	85	91
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/32	45	51
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	70	72
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/45	145	156
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	200	204
	San Diego County Water Authority Water Revenue	5.000%	5/1/31	75	84
	San Diego County Water Authority Water Revenue	4.000%	5/1/34	40	42
	San Diego County Water Authority Water Revenue	4.000%	5/1/35	120	127
	San Diego County Water Authority Water Revenue	4.000%	5/1/38	15	16
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	20	22
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/47	25	26
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	20	22
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/46	65	70
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/50	30	29
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/52	55	61
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/25	15	15
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	40	41
12

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/29	385	397
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/37	105	108
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/26	65	67
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	100	104
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	150	155
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	45	46
San Diego Unified School District GO	5.000%	7/1/24	80	80
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/30	10	10
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	115	118
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	75	64
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/42	10	10
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	150	148
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/47	125	122
San Francisco Bay Area Rapid Transit District GO	5.250%	8/1/47	70	77
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	50	39
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	85	65
San Francisco Bay Area Rapid Transit District GO	4.250%	8/1/52	140	140
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/24	25	25
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28	55	56
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/32	85	87
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	205	208
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/37	300	304
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	5.000%	4/1/29	240	246
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	3.000%	4/1/31	50	46
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	3.000%	4/1/32	60	55
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	3.250%	4/1/34	50	45
San Francisco CA City & County (Multiple Capital Improvement Project) COP	4.000%	4/1/45	100	97
San Francisco CA City & County GO	5.000%	6/15/25	25	25
San Francisco CA City & County GO	5.000%	6/15/30	70	75
San Francisco CA City & County GO	5.000%	6/15/33	10	11
San Francisco CA City & County GO	5.000%	6/15/35	100	116
San Francisco CA City & County GO	3.500%	6/15/38	50	50
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/24	50	50
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/26	25	25
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	50	52
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	40	40
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	140	146
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	40	42
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	115	119
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	270	284
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	10	12
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	95	96
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/38	27	31
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	125	123
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/40	40	41
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/41	5	5
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/45	55	59
San Francisco CA Public Utilities Commission Water Revenue	3.000%	11/1/50	50	38
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	25	24
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	220	228
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/52	25	28
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	50	51
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	220	223
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/26	140	142
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	135	139
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	15	16
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	90	95
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	40	43
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10	11
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	15	15
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	15	16
13

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	80	81
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	200	206
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	145	151
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/52	115	110
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	70	75
[4]	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/42	50	56
[4]	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	50	55
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/48	10	11
[4]	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	100	108
[10]	San Francisco City & County CA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.200%	6/3/24	900	900
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/53	15	16
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	25	27
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	155	177
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	60	68
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	10	11
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	110	125
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	10	11
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.250%	10/1/42	50	56
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/43	15	15
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/44	170	184
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/48	85	83
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/50	45	44
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	125	128
[7]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/41	40	41
	San Francisco Community College District GO	5.000%	6/15/24	115	115
	San Francisco Community College District GO	2.250%	6/15/45	10	6
	San Francisco Community College District GO	3.000%	6/15/45	15	11
	San Francisco Community College District GO	4.000%	6/15/45	135	132
[4,8]	San Francisco Community College District GO	5.250%	6/15/49	165	180
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/26	20	20
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/27	175	179
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/29	45	46
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/33	110	102
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/46	240	236
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	50	48
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	20	21
	San Francisco Unified School District GO	4.000%	6/15/25	150	151
	San Francisco Unified School District GO	5.000%	6/15/30	25	28
[7]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/28	10	9
[7]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	135	99
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	30	33
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	20	21
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/50	150	141
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/50	10	10
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	10	10
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	10	10
	San Jose CA GO	5.000%	9/1/32	100	109
	San Jose CA GO	5.000%	9/1/34	35	38
	San Jose Evergreen Community College District GO	4.000%	9/1/42	25	25
	San Jose Evergreen Community College District GO	4.000%	9/1/45	85	85
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	100	110
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	30	30
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	45	46
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	50	52
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/34	215	225
	San Jose Unified School District GO	5.000%	8/1/32	15	15
	San Juan Unified School District GO	4.000%	8/1/30	10	10
	San Juan Unified School District GO	4.000%	8/1/49	25	24
	San Marcos Unified School District GO	0.000%	8/1/51	100	30
[7]	San Mateo County Community College District GO	0.000%	9/1/36	50	32
	San Mateo County Community College District GO	5.000%	9/1/45	185	195
14

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Mateo Foster City CA School District GO	4.000%	8/1/48	210	208
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	160	163
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/49	50	53
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	50	30
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	6/15/35	85	85
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	265	261
[2]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	225	228
[2]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	100	76
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	8/1/25	15	15
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/49	110	111
	Santa Clara County CA GO	5.000%	8/1/31	70	74
	Santa Clara County CA GO	3.000%	8/1/36	85	77
	Santa Clara County CA GO	3.250%	8/1/39	5	4
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	75	66
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	20	16
	Santa Clara Unified School District GO	5.000%	7/1/24	10	10
	Santa Clara Unified School District GO	3.000%	7/1/35	65	59
	Santa Clara Unified School District GO	3.000%	7/1/36	120	108
	Santa Clara Unified School District GO	3.500%	7/1/42	20	18
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/28	100	107
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/30	15	17
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/33	190	220
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/34	20	23
	Santa Clara Valley Water District (Water Utility System Important Project) COP	4.000%	12/1/24	55	55
	Santa Clara Valley Water District Safe Clean Water Lease (Non-Terminable) Revenue	5.000%	8/1/47	45	49
	Santa Monica-Malibu Unified School District (School Facilities Improvement Project) GO	2.250%	8/1/47	30	19
	Santa Rosa High School District GO	5.000%	8/1/53	10	11
	Sequoia Union High School District GO	4.000%	7/1/52	100	97
	Sonoma County Junior College District GO	5.000%	8/1/41	25	26
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	300	300
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	50	50
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	25	25
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/27	10	11
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/29	15	16
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/30	45	50
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/39	30	34
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/32	20	23
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/44	100	111
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/49	100	112
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/53	100	109
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	4.070%	6/3/24	1,400	1,400
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	4.000%	8/1/45	125	122
	Southwestern Community College District GO	4.000%	8/1/47	75	74
	Southwestern Community College District GO, Prere.	5.000%	8/1/25	125	127
	State Center Community College District GO	5.000%	8/1/47	75	81
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	30	29
[1]	Sweetwater Union High School District GO	3.375%	8/1/40	55	47
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/26	25	26
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	180	186
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/44	105	112
[1]	Twin Rivers Unified School District GO	0.000%	8/1/38	20	11
[1]	Twin Rivers Unified School District GO	3.375%	8/1/43	10	8
	University of California College & University Revenue	5.000%	5/15/25	10	10
	University of California College & University Revenue	5.000%	5/15/25	90	91
	University of California College & University Revenue	5.000%	5/15/26	10	10
	University of California College & University Revenue	5.000%	5/15/26	65	66
	University of California College & University Revenue	5.000%	5/15/26	120	124
	University of California College & University Revenue	5.000%	5/15/26	120	124
	University of California College & University Revenue	5.000%	5/15/27	40	42
	University of California College & University Revenue	5.000%	5/15/27	20	21
	University of California College & University Revenue	5.000%	5/15/28	105	106
	University of California College & University Revenue	5.000%	5/15/28	155	166
	University of California College & University Revenue	5.000%	5/15/29	10	11
	University of California College & University Revenue	5.000%	5/15/29	10	11
	University of California College & University Revenue	5.000%	5/15/29	10	11
	University of California College & University Revenue	5.000%	5/15/30	65	68
	University of California College & University Revenue	5.000%	5/15/30	70	72
	University of California College & University Revenue	5.000%	5/15/31	260	263
	University of California College & University Revenue	5.000%	5/15/31	80	89
	University of California College & University Revenue	5.000%	5/15/32	50	53
15

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/32	100	110
	University of California College & University Revenue	5.000%	5/15/32	125	141
	University of California College & University Revenue	5.000%	5/15/32	85	96
	University of California College & University Revenue	5.000%	5/15/32	10	11
	University of California College & University Revenue	5.000%	5/15/33	70	72
	University of California College & University Revenue	5.000%	5/15/33	10	11
	University of California College & University Revenue	5.000%	5/15/33	130	149
	University of California College & University Revenue	5.000%	5/15/33	20	23
	University of California College & University Revenue	5.000%	5/15/34	60	62
	University of California College & University Revenue	5.000%	5/15/35	20	21
	University of California College & University Revenue	5.000%	5/15/35	90	103
	University of California College & University Revenue	5.000%	5/15/35	10	11
	University of California College & University Revenue	5.000%	5/15/35	110	127
	University of California College & University Revenue	5.000%	5/15/35	20	23
	University of California College & University Revenue	5.000%	5/15/36	65	68
	University of California College & University Revenue	5.000%	5/15/36	185	211
	University of California College & University Revenue	5.000%	5/15/36	100	116
	University of California College & University Revenue	5.000%	5/15/36	180	188
	University of California College & University Revenue	5.000%	5/15/36	45	52
	University of California College & University Revenue	5.000%	5/15/37	100	104
	University of California College & University Revenue	5.000%	5/15/37	20	23
	University of California College & University Revenue	5.000%	5/15/37	10	12
	University of California College & University Revenue	5.000%	5/15/37	100	115
	University of California College & University Revenue	5.000%	5/15/38	140	160
	University of California College & University Revenue	4.000%	5/15/40	125	126
	University of California College & University Revenue	5.000%	5/15/40	50	56
	University of California College & University Revenue	5.000%	5/15/41	25	26
	University of California College & University Revenue	5.000%	5/15/41	15	16
	University of California College & University Revenue	5.000%	5/15/41	50	56
	University of California College & University Revenue	5.000%	5/15/42	200	223
	University of California College & University Revenue	5.250%	5/15/42	50	52
	University of California College & University Revenue	5.000%	5/15/43	25	27
	University of California College & University Revenue	5.000%	5/15/43	85	94
	University of California College & University Revenue	5.000%	5/15/43	20	22
	University of California College & University Revenue	5.000%	5/15/43	150	167
	University of California College & University Revenue	5.000%	5/15/44	55	61
	University of California College & University Revenue	4.000%	5/15/46	200	198
	University of California College & University Revenue	4.000%	5/15/47	145	142
	University of California College & University Revenue	5.000%	5/15/47	65	67
	University of California College & University Revenue	5.250%	5/15/47	75	78
	University of California College & University Revenue	2.500%	5/15/50	50	32
	University of California College & University Revenue	4.000%	5/15/50	50	49
	University of California College & University Revenue	5.000%	5/15/52	35	37
	University of California College & University Revenue	5.250%	5/15/58	25	26
	University of California College & University Revenue (Limited Project)	5.000%	5/15/26	100	101
	University of California College & University Revenue (Limited Project)	5.000%	5/15/27	100	101
	University of California College & University Revenue (Limited Project)	5.000%	5/15/34	45	50
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	65	67
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	35	36
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	15	17
	University of California College & University Revenue (Limited Project)	4.000%	5/15/36	20	21
	University of California College & University Revenue (Limited Project)	4.000%	5/15/36	75	75
	University of California College & University Revenue (Limited Project)	4.000%	5/15/41	100	100
	University of California College & University Revenue (Limited Project)	5.000%	5/15/42	275	284
	University of California College & University Revenue (Limited Project)	5.000%	5/15/43	95	99
	University of California College & University Revenue (Limited Project)	4.000%	5/15/46	90	89
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	5	5
	University of California College & University Revenue (Limited Project)	4.000%	5/15/47	45	44
	University of California College & University Revenue (Limited Project)	5.000%	5/15/47	175	180
	University of California College & University Revenue (Limited Project)	3.000%	5/15/51	125	96
	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	100	97
	University of California College & University Revenue (Limited Project)	5.000%	5/15/52	25	26
	University of California College & University Revenue VRDO	3.800%	6/3/24	40	40
	University of California College & University Revenue VRDO	3.900%	6/3/24	70	70
	University of Cincinnati College & University Revenue	5.000%	5/15/29	20	22
	Ventura County Community College District GO, Prere.	5.000%	8/1/25	85	87
	Ventura County Community College District GO, Prere.	5.000%	8/1/25	55	56
[9]	West Contra Costa Unified School District GO	0.000%	8/1/27	75	67
[1]	West Contra Costa Unified School District GO	3.000%	8/1/45	50	40
	West Valley-Mission Community College District GO	5.000%	8/1/24	75	75
16

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Yosemite Community College District GO, Prere.	5.000%	8/1/25	145	148
Yosemite Community College District GO, Prere.	5.000%	8/1/25	70	71
Total Tax-Exempt Municipal Bonds (Cost $87,702)				86,321
Total Investments (100.3%) (Cost $87,702)				86,321
Other Assets and Liabilities—Net (-0.3%)				(301)
Net Assets (100%)				86,020
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2024.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, the aggregate value was $900,000, representing 1.0% of net assets.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.
17

California Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of May 31, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $87,702)	86,321
Investment in Vanguard	2
Cash	1
Receivables for Accrued Income	948
Receivables for Capital Shares Issued	2,458
Total Assets	89,730
Liabilities
Payables for Investment Securities Purchased	3,707
Payables to Vanguard	3
Total Liabilities	3,710
Net Assets	86,020
At May 31, 2024, net assets consisted of:

Paid-in Capital	87,227
Total Distributable Earnings (Loss)	(1,207)
Net Assets	86,020

Net Assets
Applicable to 875,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	86,020
Net Asset Value Per Share	$98.31

See accompanying Notes, which are an integral part of the Financial Statements.
18

California Tax-Exempt Bond ETF
Statement of Operations

January 26, 2024[1] to May 31, 2024
($000)
Investment Income
Income
Interest	543
Total Income	543
Expenses
The Vanguard Group—Note B
Management and Administrative	5
Custodian Fees	1
Shareholders’ Reports	6
Trustees’ Fees and Expenses	—
Professional Services	7
Total Expenses	19
Fees Waived/Expenses Reimbursed—Note C	(5)
Net Expenses	14
Net Investment Income	529
Realized Net Gain (Loss) on Investment Securities Sold	(11)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1,381)
Net Increase (Decrease) in Net Assets Resulting from Operations	(863)
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
19

California Tax-Exempt Bond ETF
Statement of Changes in Net Assets

January 26, 2024[1] to May 31, 2024
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	529
Realized Net Gain (Loss)	(11)
Change in Unrealized Appreciation (Depreciation)	(1,381)
Net Increase (Decrease) in Net Assets Resulting from Operations	(863)
Distributions
Total Distributions	(344)
Capital Share Transactions
Issued	87,228
Issued in Lieu of Cash Distributions	—
Redeemed	(1)
Net Increase (Decrease) from Capital Share Transactions	87,227
Total Increase (Decrease)	86,020
Net Assets
Beginning of Period	—
End of Period	86,020
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
20

California Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	January 26, 2024[1] to May 31, 2024
Net Asset Value, Beginning of Period	$100.00
Investment Operations
Net Investment Income[2]	1.026
Net Realized and Unrealized Gain (Loss) on Investments	(2.014)
Total from Investment Operations	(.988)
Distributions
Dividends from Net Investment Income	(.702)
Distributions from Realized Capital Gains	—
Total Distributions	(.702)
Net Asset Value, End of Period	$98.31
Total Return	-1.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$86
Ratio of Total Expenses to Average Net Assets	0.08%
Ratio of Net Investment Income to Average Net Assets	3.04%
Portfolio Turnover Rate[3]	56%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
21

California Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard California Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended May 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2024, the fund had contributed to Vanguard capital in the amount of $2,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Pursuant to terms of an agreement with a third-party service provider applicable to newly launched funds, shareholder reporting expenses of $5,000 (0.03%, on an annualized basis, of the fund's average net assets) were contractually reduced during the period.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
22

California Tax-Exempt Bond ETF
At May 31, 2024, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.
E.	As of May 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	87,702
Gross Unrealized Appreciation	19
Gross Unrealized Depreciation	(1,400)
Net Unrealized Appreciation (Depreciation)	(1,381)
F.	During the period ended May 31, 2024, the fund purchased $72,306,000 of investment securities and sold $29,406,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $41,705,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital shares issued and redeemed were:

January 26, 2024[1]to May 31, 2024
Shares (000)
Issued	875
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	875
1	Inception.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.	Management has determined that no events or transactions occurred subsequent to May 31, 2024, that would require recognition or disclosure in these financial statements.
QV0382 072024
23

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Vanguard California Tax-Exempt Funds

The board of trustees of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund, and Vanguard California Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – Vanguard California Tax-Exempt Bond ETF

In September 2023, the Board of Vanguard California Tax-Free Funds approved the launch of Vanguard California Tax-Exempt Bond ETF, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, provides investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders. The fund was launched in January 2024.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability and depth.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes.

Cost

The board concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expense rate for the current fiscal year would also be below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to prospective shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)         Not applicable.

(a)(2)         Certifications filed herewith.

(a)(2)         Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 23, 2024

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 23, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.